Lincoln Benefit Life Variable Life Account
Financial Statements as of December 31, 2025 and for the years ended December 31, 2025 and 2024, and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Lincoln Benefit Life Company and Contract Owners of Lincoln Benefit Life Variable Life Account
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Lincoln Benefit Life Variable Life Account (the Separate Account), as of December 31, 2025, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 2020.
Chicago, IL
April 13, 2026

2203-4001701	2

Appendix
Subaccounts comprising Lincoln Benefit Life Variable Life Account

Subaccounts	Statement of operations	Statements of changes in net assets
AB VPS Discovery Value Portfolio - Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB VPS International Value Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB VPS Relative Value Portfolio - Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB VPS Small Cap Growth Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Balanced Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Capital Appreciation Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Income & Growth Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Large Cap Growth Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger MidCap Growth Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger SmallCap Growth Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Allspring VT Discovery SMID Cap Growth Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Allspring VT Opportunity FundSM	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Core Equity VIP Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS CROCI® International VIP Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Equity 500 Index VIP Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Global Income Builder VIP Class A II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Global Small Cap VIP Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Small Cap Index VIP Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes Fund for U.S. Government Securities II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes High Income Bond Fund II Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes Managed Volatility Fund II Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Asset Manager 50% Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

2203-4001701	3

Subaccounts	Statement of operations	Statements of changes in net assets
Fidelity® VIP ContrafundSM Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Emerging Markets Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Equity-Income PortfolioSM Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Government Money Market Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth & Income Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP High Income Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Index 500 Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Index 500 Portfolio Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Mid Cap Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Overseas Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Real Estate Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Value Strategies Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Templeton Global Bond VIP Fund Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Templeton Income VIP Fund Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Templeton Mutual Shares VIP Fund Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Templeton Small Cap Value VIP Fund Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Templeton Strategic Income VIP Fund Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Templeton U.S. Government Securities VIP Fund Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I International Growth Fund Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I International Growth Fund Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. American Franchise	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

2203-4001701	4

Subaccounts	Statement of operations	Statements of changes in net assets
Invesco V.I. American Value	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Core Equity	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Core Plus Bond Fund - Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Equity and Income	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from April 25, 2024 (commencement of operations) through December 31, 2024
Invesco V.I. Global Fund - Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Global Fund - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Global Strategic Income - Fund Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Government Securities	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Growth and Income Fund Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Growth and Income Fund Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. High Yield	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Fund® - Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Mid Cap Fund - Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Small Cap Fund® - Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Small Cap Fund® - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Balanced Portfolio Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Balanced Portfolio Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Enterprise Portfolio Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Flexible Bond Portfolio Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Forty Portfolio Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Global Research Portfolio Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Global Research Portfolio Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

2203-4001701	5

Subaccounts	Statement of operations	Statements of changes in net assets
Janus Henderson Global Technology Portfolio Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Mid Cap Value Portfolio Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Mid Cap Value Portfolio Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Overseas Portfolio Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Overseas Portfolio Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Research Portfolio Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lazard Retirement Emerging Markets Equity Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® High Yield Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Investors Trust Series Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Mass Investors Growth Stock Portfolio Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® New Discovery Series Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Total Return Series Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Utilities Series Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Value Series Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT Growth Series Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT New Discovery Series Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT Research Series Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morgan Stanley VIF Growth Portfolio Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morningstar Balanced ETF Asset Allocation Portfolio Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morningstar Conservative ETF Asset Allocation Portfolio Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

2203-4001701	6

Subaccounts	Statement of operations	Statements of changes in net assets
Morningstar Growth ETF Asset Allocation Portfolio Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO VIT Real Return Portfolio Admin. Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO VIT Total Return Portfolio Admin. Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam VT High Yield Fund Class IA	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam VT International Value Fund Class IA	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam VT International Value Fund Class IB	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price All-Cap Opportunities Portfolio - I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Blue Chip Growth Portfolio I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Equity Income Portfolio I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price International Stock I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Mid-Cap Growth I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
VanEck VIP Emerging Markets Fund Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
VanEck VIP Global Resources Fund Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

2203-4001701	7

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

	AB VPS	AB VPS	AB VPS	AB VPS		Alger
	Discovery Value	International	Relative Value	Small Cap	Alger	Capital
	Portfolio -	Value	Portfolio -	Growth	Balanced	Appreciation
	Class A	Class A	Class A	Class A	Class I-2	Class I-2
ASSETS
Investments, at fair value	$1,021,118	$431,671	$938,196	$1,796,875	$793,183	$68,281,011
Total assets	$1,021,118	$431,671	$938,196	$1,796,875	$793,183	$68,281,011
NET ASSETS
Accumulation units	$1,021,118	$431,671	$938,196	$1,796,875	$793,183	$68,281,011
Total net assets	$1,021,118	$431,671	$938,196	$1,796,875	$793,183	$68,281,011
FUND SHARE INFORMATION
Number of shares	61,550	20,634	29,559	134,901	35,159	529,926
Cost of investments	$1,081,711	$302,938	$863,401	$2,014,640	$623,120	$43,085,622
ACCUMULATION UNIT VALUE (1)
Lowest	$39.97	$14.11	$45.18	$58.33	$37.12	$107.64
Highest	$39.97	$14.11	$45.18	$58.33	$37.12	$245.74

 (1) The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	AB VPS	AB VPS	AB VPS	AB VPS		Alger
	Discovery Value	International	Relative Value	Small Cap	Alger	Capital
	Portfolio -	Value	Portfolio -	Growth	Balanced	Appreciation
	Class A	Class A	Class A	Class A	Class I-2	Class I-2
NET INVESTMENT INCOME (LOSS)
Dividends	$8,273	$10,214	$10,065	$—	$20,655	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	8,273	10,214	10,065	—	20,655	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	137,678	109,957	109,567	139,253	108,058	5,893,501
Cost of investments sold	141,432	90,817	95,313	164,936	74,841	3,286,509
Realized gains (losses) on fund shares	(3,754)	19,140	14,254	(25,683)	33,217	2,606,992
Realized gain distributions	107,033	—	73,338	—	74,620	10,745,997
Net realized gains (losses)	103,279	19,140	87,592	(25,683)	107,837	13,352,989
Change in unrealized gains (losses)	(90,766)	105,974	(6,170)	111,008	(16,387)	4,095,270
Net realized and change in unrealized gains (losses) on investments	12,513	125,114	81,422	85,325	91,450	17,448,259
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$20,786	$135,328	$91,487	$85,325	$112,105	$17,448,259

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2025.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

		Alger	Alger	Alger	Allspring VT
	Alger	Large Cap	MidCap	SmallCap	Discovery SMID	Allspring VT
	Income & Growth	Growth	Growth	Growth	Cap Growth	Opportunity
	Class I-2	Class I-2	Class I-2	Class I-2	Fund	FundSM
ASSETS
Investments, at fair value	$9,886,395	$28,382,460	$42,652,785	$7,971,005	$7,411,727	$11,149,954
Total assets	$9,886,395	$28,382,460	$42,652,785	$7,971,005	$7,411,727	$11,149,954
NET ASSETS
Accumulation units	$9,886,395	$28,382,460	$42,652,785	$7,971,005	$7,411,727	$11,149,954
Total net assets	$9,886,395	$28,382,460	$42,652,785	$7,971,005	$7,411,727	$11,149,954
FUND SHARE INFORMATION
Number of shares	281,503	275,104	1,790,629	427,629	293,069	433,850
Cost of investments	$5,379,101	$17,781,305	$35,300,758	$10,068,267	$7,032,011	$10,268,198
ACCUMULATION UNIT VALUE
Lowest	$103.55	$76.45	$40.44	$54.23	$74.54	$68.29
Highest	$103.55	$114.84	$102.87	$54.23	$74.54	$68.29

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

		Alger	Alger	Alger	Allspring VT
	Alger	Large Cap	MidCap	SmallCap	Discovery SMID	Allspring VT
	Income & Growth	Growth	Growth	Growth	Cap Growth	Opportunity
	Class I-2	Class I-2	Class I-2	Class I-2	Fund	FundSM
NET INVESTMENT INCOME (LOSS)
Dividends	$148,537	$—	$—	$—	$—	$5,584
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	148,537	—	—	—	—	5,584
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,301,597	3,303,730	3,540,303	610,548	756,491	693,798
Cost of investments sold	612,928	2,014,193	3,193,200	809,376	729,351	636,104
Realized gains (losses) on fund shares	688,669	1,289,537	347,103	(198,828)	27,140	57,694
Realized gain distributions	1,110,947	3,065,163	—	92,303	52,587	1,124,989
Net realized gains (losses)	1,799,616	4,354,700	347,103	(106,525)	79,727	1,182,683
Change in unrealized gains (losses)	(168,937)	2,593,263	6,015,856	568,973	305,575	(498,481)
Net realized and change in unrealized gains (losses) on investments	1,630,679	6,947,963	6,362,959	462,448	385,302	684,202
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$1,779,216	$6,947,963	$6,362,959	$462,448	$385,302	$689,786

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

			DWS	DWS		DWS
		DWS CROCI®	Equity 500	Global Income	DWS Global	Small Cap
	DWS Core Equity	International	Index VIP	Builder VIP	Small Cap	Index VIP
	VIP Class A	VIP Class A	Class A	Class A II	VIP Class A	Class A
ASSETS
Investments, at fair value	$3,765,173	$2,508,160	$6,926,136	$4,434,903	$5,205,841	$1,743,831
Total assets	$3,765,173	$2,508,160	$6,926,136	$4,434,903	$5,205,841	$1,743,831
NET ASSETS
Accumulation units	$3,765,173	$2,508,160	$6,926,136	$4,434,903	$5,205,841	$1,743,831
Total net assets	$3,765,173	$2,508,160	$6,926,136	$4,434,903	$5,205,841	$1,743,831
FUND SHARE INFORMATION
Number of shares	267,984	240,706	212,785	198,430	449,943	116,101
Cost of investments	$2,860,469	$1,866,060	$4,245,297	$4,338,806	$5,000,483	$1,609,679
ACCUMULATION UNIT VALUE
Lowest	$80.37	$27.70	$120.49	$29.03	$73.30	$87.74
Highest	$80.37	$27.70	$120.49	$33.55	$73.30	$87.74

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

			DWS	DWS		DWS
		DWS CROCI®	Equity 500	Global Income	DWS Global	Small Cap
	DWS Core Equity	International	Index VIP	Builder VIP	Small Cap	Index VIP
	VIP Class A	VIP Class A	Class A	Class A II	VIP Class A	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$28,036	$58,096	$76,523	$187,907	$55,304	$23,422
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	(1,346)	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	28,036	58,096	76,523	186,561	55,304	23,422
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	260,034	214,768	1,286,472	386,004	287,458	292,295
Cost of investments sold	204,737	201,901	815,881	378,628	320,892	282,784
Realized gains (losses) on fund shares	55,297	12,867	470,591	7,376	(33,434)	9,511
Realized gain distributions	362,025	—	633,113	537,978	272,860	100,024
Net realized gains (losses)	417,322	12,867	1,103,704	545,354	239,426	109,535
Change in unrealized gains (losses)	111,582	730,577	(51,940)	(112,326)	597,647	75,378
Net realized and change in unrealized gains (losses) on investments	528,904	743,444	1,051,764	433,028	837,073	184,913
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$556,940	$801,540	$1,128,287	$619,589	$892,377	$208,335

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

	Federated Hermes	Federated Hermes	Federated Hermes	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Fund for	High	Managed	Asset	ContrafundSM	Emerging
	U.S. Government	Income Bond	Volatility	Manager 50% Portfolio	Portfolio	Markets Portfolio
	Securities II	Fund II Class P	Fund II Class P	Initial Class*	Initial Class	Initial Class
ASSETS
Investments, at fair value	$4,676,533	$7,073,431	$3,019,097	$11,651,499	$157,064,639	$1,662,613
Total assets	$4,676,533	$7,073,431	$3,019,097	$11,651,499	$157,064,639	$1,662,613
NET ASSETS
Accumulation units	$4,676,533	$7,073,431	$3,019,097	$11,651,499	$157,064,639	$1,662,613
Total net assets	$4,676,533	$7,073,431	$3,019,097	$11,651,499	$157,064,639	$1,662,613
FUND SHARE INFORMATION
Number of shares	502,313	1,223,777	290,298	661,266	2,622,552	105,029
Cost of investments	$5,232,540	$7,511,708	$2,774,802	$10,061,010	$104,538,329	$1,154,029
ACCUMULATION UNIT VALUE
Lowest	$22.88	$43.37	$35.63	$45.82	$69.93	$27.63
Highest	$24.00	$54.32	$49.02	$57.83	$206.01	$27.63

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Federated Hermes	Federated Hermes	Federated Hermes	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Fund for	High	Managed	Asset	ContrafundSM	Emerging
	U.S. Government	Income Bond	Volatility	Manager 50% Portfolio	Portfolio	Markets Portfolio
	Securities II	Fund II Class P	Fund II Class P	Initial Class*	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$178,305	$404,408	$81,722	$280,695	$205,159	$27,991
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(4,358)	(11,633)	(7,849)	(32,927)	(230,860)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	173,947	392,775	73,873	247,768	(25,701)	27,991
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	368,966	497,685	167,309	742,369	13,123,346	231,853
Cost of investments sold	426,208	545,017	161,357	672,677	8,048,303	191,514
Realized gains (losses) on fund shares	(57,242)	(47,332)	5,952	69,692	5,075,043	40,339
Realized gain distributions	—	—	49,856	499,492	23,509,312	10,782
Net realized gains (losses)	(57,242)	(47,332)	55,808	569,184	28,584,355	51,121
Change in unrealized gains (losses)	180,422	185,522	60,335	701,418	(116,822)	428,724
Net realized and change in unrealized gains (losses) on investments	123,180	138,190	116,143	1,270,602	28,467,533	479,845
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$297,127	$530,965	$190,016	$1,518,370	$28,441,832	$507,836

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Equity-Income	Government Money	Growth	Fidelity® VIP	High	Fidelity® VIP
	PortfolioSM	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$56,046,774	$42,214,070	$2,150,016	$117,887,747	$969,678	$121,738,917
Total assets	$56,046,774	$42,214,070	$2,150,016	$117,887,747	$969,678	$121,738,917
NET ASSETS
Accumulation units	$56,046,774	$42,214,070	$2,150,016	$117,887,747	$969,678	$121,738,917
Total net assets	$56,046,774	$42,214,070	$2,150,016	$117,887,747	$969,678	$121,738,917
FUND SHARE INFORMATION
Number of shares	1,904,410	42,214,070	64,468	1,206,383	198,705	184,417
Cost of investments	$44,459,725	$42,214,070	$1,528,395	$90,698,877	$1,016,237	$40,561,590
ACCUMULATION UNIT VALUE
Lowest	$41.89	$12.60	$56.52	$85.18	$25.66	$82.07
Highest	$128.55	$18.11	$56.52	$230.13	$25.66	$100.85

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Equity-Income	Government Money	Growth	Fidelity® VIP	High	Fidelity® VIP
	PortfolioSM	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$954,249	$1,674,504	$31,026	$325,709	$60,807	$1,309,455
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(126,373)	(18,351)	—	(270,286)	—	(48,180)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	827,876	1,656,153	31,026	55,423	60,807	1,261,275
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,782,402	6,273,035	360,034	9,734,464	104,985	8,702,182
Cost of investments sold	3,895,036	6,273,035	255,526	6,927,229	110,868	2,675,743
Realized gains (losses) on fund shares	887,366	—	104,508	2,807,235	(5,883)	6,026,439
Realized gain distributions	2,953,068	—	189,106	14,460,618	—	588,516
Net realized gains (losses)	3,840,434	—	293,614	17,267,853	(5,883)	6,614,955
Change in unrealized gains (losses)	4,446,234	—	74,330	(1,829,362)	35,630	10,869,124
Net realized and change in unrealized gains (losses) on investments	8,286,668	—	367,944	15,438,491	29,747	17,484,079
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$9,114,544	$1,656,153	$398,970	$15,493,914	$90,554	$18,745,354

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

		Fidelity® VIP	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Investment Grade	Mid	Fidelity® VIP	Real	Value
	Index 500 Portfolio	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio	Strategies Portfolio
	Service Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$18,390,862	$8,895,818	$5,897,020	$20,028,914	$3,262,077	$594,689
Total assets	$18,390,862	$8,895,818	$5,897,020	$20,028,914	$3,262,077	$594,689
NET ASSETS
Accumulation units	$18,390,862	$8,895,818	$5,897,020	$20,028,914	$3,262,077	$594,689
Total net assets	$18,390,862	$8,895,818	$5,897,020	$20,028,914	$3,262,077	$594,689
FUND SHARE INFORMATION
Number of shares	27,995	783,083	157,212	727,795	182,852	37,331
Cost of investments	$8,970,207	$9,696,214	$5,544,374	$15,577,336	$3,297,811	$550,643
ACCUMULATION UNIT VALUE
Lowest	$66.24	$18.36	$45.89	$44.03	$24.75	$45.19
Highest	$66.24	$22.34	$45.89	$49.67	$24.75	$45.19

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

		Fidelity® VIP	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Investment Grade	Mid	Fidelity® VIP	Real	Value
	Index 500 Portfolio	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio	Strategies Portfolio
	Service Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$184,666	$311,635	$24,212	$312,996	$66,712	$6,478
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	(25,612)	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	184,666	311,635	24,212	287,384	66,712	6,478
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,699,013	573,352	477,900	2,120,303	375,621	166,248
Cost of investments sold	861,728	624,965	456,483	1,528,003	372,866	165,016
Realized gains (losses) on fund shares	837,285	(51,613)	21,417	592,300	2,755	1,232
Realized gain distributions	89,490	—	621,156	1,742,641	1,442	24,930
Net realized gains (losses)	926,775	(51,613)	642,573	2,334,941	4,197	26,162
Change in unrealized gains (losses)	1,696,015	341,062	(28,006)	919,611	31,615	15,339
Net realized and change in unrealized gains (losses) on investments	2,622,790	289,449	614,567	3,254,552	35,812	41,501
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$2,807,456	$601,084	$638,779	$3,541,936	$102,524	$47,979

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

			Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small	Small-Mid
	Global Bond	Income	Discovery	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
ASSETS
Investments, at fair value	$1,156,688	$1,412,397	$1,889,577	$793,973	$2,211,293	$1,566,756
Total assets	$1,156,688	$1,412,397	$1,889,577	$793,973	$2,211,293	$1,566,756
NET ASSETS
Accumulation units	$1,156,688	$1,412,397	$1,889,577	$793,973	$2,211,293	$1,566,756
Total net assets	$1,156,688	$1,412,397	$1,889,577	$793,973	$2,211,293	$1,566,756
FUND SHARE INFORMATION
Number of shares	82,621	88,165	94,102	47,830	148,012	84,008
Cost of investments	$1,239,407	$1,353,510	$1,769,331	$819,113	$2,230,944	$1,555,856
ACCUMULATION UNIT VALUE
Lowest	$15.96	$28.78	$34.90	$29.63	$41.88	$45.61
Highest	$15.96	$28.78	$34.90	$29.63	$41.88	$45.61

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

			Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small	Small-Mid
	Global Bond	Income	Discovery	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$67,351	$36,605	$16,702	$25,410	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	—	67,351	36,605	16,702	25,410	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	92,078	114,462	215,735	52,577	109,684	172,209
Cost of investments sold	108,729	113,055	202,096	50,228	116,788	167,967
Realized gains (losses) on fund shares	(16,651)	1,407	13,639	2,349	(7,104)	4,242
Realized gain distributions	—	13,479	178,825	72,487	159,859	69,266
Net realized gains (losses)	(16,651)	14,886	192,464	74,836	152,755	73,508
Change in unrealized gains (losses)	175,302	81,269	146,832	(8,462)	(21,946)	(32,300)
Net realized and change in unrealized gains (losses) on investments	158,651	96,155	339,296	66,374	130,809	41,208
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$158,651	$163,506	$375,901	$83,076	$156,219	$41,208

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

	Franklin Templeton	Franklin Templeton	Invesco	Invesco
	Strategic	U.S. Government	V.I	V.I	Invesco V.I.	Invesco V.I.
	Income	Securities	International Growth	International Growth	American	American
	VIP Fund Class 1	VIP Fund Class 1	Fund Series I*	Fund Series II*	Franchise	Value
ASSETS
Investments, at fair value	$836,182	$628,779	$2,454,969	$1,095,753	$3,897,114	$24,987,532
Total assets	$836,182	$628,779	$2,454,969	$1,095,753	$3,897,114	$24,987,532
NET ASSETS
Accumulation units	$836,182	$628,779	$2,454,969	$1,095,753	$3,897,114	$24,987,532
Total net assets	$836,182	$628,779	$2,454,969	$1,095,753	$3,897,114	$24,987,532
FUND SHARE INFORMATION
Number of shares	87,558	58,382	1,265,448	529,349	48,112	1,376,723
Cost of investments	$902,203	$683,769	$2,649,820	$1,139,331	$2,781,932	$21,722,335
ACCUMULATION UNIT VALUE
Lowest	$20.05	$14.58	$22.60	$35.58	$62.22	$52.36
Highest	$20.05	$14.58	$74.42	$35.58	$62.22	$84.36

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Franklin Templeton	Franklin Templeton	Invesco	Invesco
	Strategic	U.S. Government	V.I	V.I	Invesco V.I.	Invesco V.I.
	Income	Securities	International Growth	International Growth	American	American
	VIP Fund Class 1	VIP Fund Class 1	Fund Series I*	Fund Series II*	Franchise	Value
NET INVESTMENT INCOME (LOSS)
Dividends	$37,374	$20,806	$8,269	$654	$—	$105,578
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	(8,115)	—	(20,058)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	37,374	20,806	8,269	(7,461)	—	85,520
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	29,619	32,860	308,445	435,881	606,364	2,704,616
Cost of investments sold	33,104	36,667	321,516	451,062	372,925	2,321,973
Realized gains (losses) on fund shares	(3,485)	(3,807)	(13,071)	(15,181)	233,439	382,643
Realized gain distributions	8	—	221,769	97,151	349,121	3,522,857
Net realized gains (losses)	(3,477)	(3,807)	208,698	81,970	582,560	3,905,500
Change in unrealized gains (losses)	21,830	23,902	141,625	87,793	(144,539)	467,620
Net realized and change in unrealized gains (losses) on investments	18,353	20,095	350,323	169,763	438,021	4,373,120
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$55,727	$40,901	$358,592	$162,302	$438,021	$4,458,640

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

			Invesco V.I.	Invesco V.I.
		Invesco V.I.	Discovery Mid Cap	Discovery Mid Cap	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Core Plus Bond	Growth Fund -	Growth Fund -	Equity and	Global Fund -
	Core Equity	Fund - Series I	Series I	Series II	Income	Series I
ASSETS
Investments, at fair value	$993,956	$445,788	$6,829,580	$1,994,748	$528,216	$2,050,153
Total assets	$993,956	$445,788	$6,829,580	$1,994,748	$528,216	$2,050,153
NET ASSETS
Accumulation units	$993,956	$445,788	$6,829,580	$1,994,748	$528,216	$2,050,153
Total net assets	$993,956	$445,788	$6,829,580	$1,994,748	$528,216	$2,050,153
FUND SHARE INFORMATION
Number of shares	27,587	76,203	90,807	31,458	28,912	54,023
Cost of investments	$849,396	$442,160	$6,510,868	$2,163,662	$500,702	$2,050,172
ACCUMULATION UNIT VALUE
Lowest	$52.69	$11.15	$59.26	$17.00	$12.14	$43.22
Highest	$52.69	$11.15	$59.26	$17.69	$12.14	$43.22

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

			Invesco V.I.	Invesco V.I.
		Invesco V.I.	Discovery Mid Cap	Discovery Mid Cap	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Core Plus Bond	Growth Fund -	Growth Fund -	Equity and	Global Fund -
	Core Equity	Fund - Series I	Series I	Series II	Income	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$6,042	$18,263	$—	$—	$10,486	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	(6,310)	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	6,042	18,263	—	(6,310)	10,486	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	68,195	21,011	473,662	245,312	133,973	168,210
Cost of investments sold	57,856	20,952	431,431	253,320	125,254	143,563
Realized gains (losses) on fund shares	10,339	59	42,231	(8,008)	8,719	24,647
Realized gain distributions	69,554	—	566,359	195,002	26,638	359,264
Net realized gains (losses)	79,893	59	608,590	186,994	35,357	383,911
Change in unrealized gains (losses)	51,996	10,601	(293,906)	(98,372)	19,917	(107,173)
Net realized and change in unrealized gains (losses) on investments	131,889	10,660	314,684	88,622	55,274	276,738
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$137,931	$28,923	$314,684	$82,312	$65,760	$276,738

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

		Invesco		Invesco V.I.	Invesco V.I.
	Invesco V.I.	V.I. Global	Invesco V.I.	Growth and	Growth and
	Global Fund -	Strategic Income -	Government	Income Fund	Income Fund	Invesco V.I.
	Series II	Fund Series I	Securities	Series I	Series II	High Yield
ASSETS
Investments, at fair value	$16,604,479	$364,833	$1,301,061	$9,183,551	$5,958,785	$404,278
Total assets	$16,604,479	$364,833	$1,301,061	$9,183,551	$5,958,785	$404,278
NET ASSETS
Accumulation units	$16,604,479	$364,833	$1,301,061	$9,183,551	$5,958,785	$404,278
Total net assets	$16,604,479	$364,833	$1,301,061	$9,183,551	$5,958,785	$404,278
FUND SHARE INFORMATION
Number of shares	457,424	79,832	122,165	430,546	279,231	85,291
Cost of investments	$15,925,997	$376,435	$1,366,310	$8,304,340	$5,443,580	$435,616
ACCUMULATION UNIT VALUE
Lowest	$66.01	$17.57	$13.06	$43.92	$53.79	$19.07
Highest	$66.01	$17.57	$13.06	$86.44	$63.48	$19.07

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

		Invesco		Invesco V.I.	Invesco V.I.
	Invesco V.I.	V.I. Global	Invesco V.I.	Growth and	Growth and
	Global Fund -	Strategic Income -	Government	Income Fund	Income Fund	Invesco V.I.
	Series II	Fund Series I	Securities	Series I	Series II	High Yield
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$20,161	$40,789	$125,555	$66,808	$27,771
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	(13,775)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	—	20,161	40,789	125,555	53,033	27,771
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,062,380	74,406	169,285	604,253	587,610	51,510
Cost of investments sold	914,746	77,735	179,515	550,837	540,481	55,233
Realized gains (losses) on fund shares	147,634	(3,329)	(10,230)	53,416	47,129	(3,723)
Realized gain distributions	3,048,600	—	—	663,326	434,870	—
Net realized gains (losses)	3,196,234	(3,329)	(10,230)	716,742	481,999	(3,723)
Change in unrealized gains (losses)	(991,663)	28,552	62,262	415,686	268,434	1,674
Net realized and change in unrealized gains (losses) on investments	2,204,571	25,223	52,032	1,132,428	750,433	(2,049)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$2,204,571	$45,384	$92,821	$1,257,983	$803,466	$25,722

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street Small	Main Street Small	Janus Henderson	Janus Henderson
	Main Street	Mid Cap	Cap Fund® -	Cap Fund® -	Balanced Portfolio	Balanced Portfolio
	Fund® - Series I	Fund - Series I	Series I	Series II	Institutional Shares	Service Shares
ASSETS
Investments, at fair value	$1,197,528	$3,529,881	$16,739,628	$7,666,461	$47,888,468	$11,299,645
Total assets	$1,197,528	$3,529,881	$16,739,628	$7,666,461	$47,888,468	$11,299,645
NET ASSETS
Accumulation units	$1,197,528	$3,529,881	$16,739,628	$7,666,461	$47,888,468	$11,299,645
Total net assets	$1,197,528	$3,529,881	$16,739,628	$7,666,461	$47,888,468	$11,299,645
FUND SHARE INFORMATION
Number of shares	54,065	320,607	586,532	276,668	857,294	189,974
Cost of investments	$1,237,984	$3,511,179	$13,457,033	$6,922,331	$28,060,309	$6,922,039
ACCUMULATION UNIT VALUE
Lowest	$27.21	$49.96	$51.55	$67.45	$45.23	$72.33
Highest	$27.21	$49.96	$112.78	$79.61	$153.42	$72.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street Small	Main Street Small	Janus Henderson	Janus Henderson
	Main Street	Mid Cap	Cap Fund® -	Cap Fund® -	Balanced Portfolio	Balanced Portfolio
	Fund® - Series I	Fund - Series I	Series I	Series II	Institutional Shares	Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$6,100	$11,042	$72,151	$17,175	$927,016	$182,590
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	(9,818)	(103,188)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	6,100	11,042	72,151	7,357	823,828	182,590
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	111,099	292,307	1,285,286	1,451,203	3,974,120	1,169,984
Cost of investments sold	116,619	276,519	989,050	1,273,385	2,359,009	711,028
Realized gains (losses) on fund shares	(5,520)	15,788	296,236	177,818	1,615,111	458,956
Realized gain distributions	69,767	325,790	1,619,395	763,667	1,492,623	327,252
Net realized gains (losses)	64,247	341,578	1,915,631	941,485	3,107,734	786,208
Change in unrealized gains (losses)	92,099	(49,380)	(648,060)	(331,471)	2,393,683	511,134
Net realized and change in unrealized gains (losses) on investments	156,346	292,198	1,267,571	610,014	5,501,417	1,297,342
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$162,446	$303,240	$1,339,722	$617,371	$6,325,245	$1,479,932

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

		Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	Flexible	Janus Henderson	Global Research	Global Research	Global
	Enterprise Portfolio	Bond Portfolio	Forty Portfolio	Portfolio	Portfolio	Technology Portfolio
	Institutional Shares	Institutional Shares	Institutional Shares	Institutional Shares	Service Shares	Institutional Shares
ASSETS
Investments, at fair value	$61,505,105	$5,885,187	$16,377,993	$45,887,704	$2,339,562	$3,021,536
Total assets	$61,505,105	$5,885,187	$16,377,993	$45,887,704	$2,339,562	$3,021,536
NET ASSETS
Accumulation units	$61,505,105	$5,885,187	$16,377,993	$45,887,704	$2,339,562	$3,021,536
Total net assets	$61,505,105	$5,885,187	$16,377,993	$45,887,704	$2,339,562	$3,021,536
FUND SHARE INFORMATION
Number of shares	735,882	592,667	275,631	575,972	30,615	126,213
Cost of investments	$44,095,361	$6,759,918	$11,719,257	$24,926,067	$1,464,400	$1,761,455
ACCUMULATION UNIT VALUE
Lowest	$60.43	$19.28	$71.11	$63.73	$76.11	$139.74
Highest	$202.85	$41.28	$141.69	$119.69	$76.11	$139.74

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

		Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	Flexible	Janus Henderson	Global Research	Global Research	Global
	Enterprise Portfolio	Bond Portfolio	Forty Portfolio	Portfolio	Portfolio	Technology Portfolio
	Institutional Shares	Institutional Shares	Institutional Shares	Institutional Shares	Service Shares	Institutional Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$122,451	$304,629	$11,202	$250,769	$8,958	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(165,122)	(5,909)	(5,256)	(132,374)	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	(42,671)	298,720	5,946	118,395	8,958	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,569,964	569,491	1,363,706	4,003,692	190,121	580,005
Cost of investments sold	3,939,559	654,448	1,017,506	2,100,843	107,917	354,139
Realized gains (losses) on fund shares	1,630,405	(84,957)	346,200	1,902,849	82,204	225,866
Realized gain distributions	4,589,016	—	1,848,668	3,775,128	189,517	272,825
Net realized gains (losses)	6,219,421	(84,957)	2,194,868	5,677,977	271,721	498,691
Change in unrealized gains (losses)	(1,880,206)	195,702	382,255	2,306,369	118,696	160,197
Net realized and change in unrealized gains (losses) on investments	4,339,215	110,745	2,577,123	7,984,346	390,417	658,888
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$4,296,544	$409,465	$2,583,069	$8,102,741	$399,375	$658,888

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Lazard Retirement
	Mid Cap	Mid Cap	Overseas	Overseas	Research	Emerging
	Value Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Markets
	Institutional Shares	Service Shares	Institutional Shares	Service Shares	Institutional Shares	Equity Portfolio
ASSETS
Investments, at fair value	$1,047,504	$5,868,834	$1,576,636	$7,351,275	$62,853,186	$1,870,904
Total assets	$1,047,504	$5,868,834	$1,576,636	$7,351,275	$62,853,186	$1,870,904
NET ASSETS
Accumulation units	$1,047,504	$5,868,834	$1,576,636	$7,351,275	$62,853,186	$1,870,904
Total net assets	$1,047,504	$5,868,834	$1,576,636	$7,351,275	$62,853,186	$1,870,904
FUND SHARE INFORMATION
Number of shares	58,948	349,752	28,245	138,651	968,462	62,614
Cost of investments	$968,441	$5,437,804	$964,673	$4,942,528	$32,295,821	$1,266,505
ACCUMULATION UNIT VALUE
Lowest	$36.18	$54.25	$18.12	$15.50	$106.80	$101.52
Highest	$36.18	$54.25	$18.12	$17.45	$183.89	$101.52

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Lazard Retirement
	Mid Cap	Mid Cap	Overseas	Overseas	Research	Emerging
	Value Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Markets
	Institutional Shares	Service Shares	Institutional Shares	Service Shares	Institutional Shares	Equity Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$8,181	$38,496	$20,606	$89,296	$—	$45,775
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	(3,197)	(192,004)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	8,181	38,496	20,606	86,099	(192,004)	45,775
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	51,959	310,246	160,070	528,829	5,181,642	168,917
Cost of investments sold	46,086	287,987	117,429	436,904	2,741,354	127,247
Realized gains (losses) on fund shares	5,873	22,259	42,641	91,925	2,440,288	41,670
Realized gain distributions	92,349	563,761	—	—	4,508,879	—
Net realized gains (losses)	98,222	586,020	42,641	91,925	6,949,167	41,670
Change in unrealized gains (losses)	(42,145)	(276,582)	299,948	1,497,364	3,119,219	485,339
Net realized and change in unrealized gains (losses) on investments	56,077	309,438	342,589	1,589,289	10,068,386	527,009
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$64,258	$347,934	$363,195	$1,675,388	$9,876,382	$572,784

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

	Legg Mason	Legg Mason Western			MFS® Mass
	ClearBridge Variable	Assets Variable	MFS® High	MFS® Investors	Investors Growth	MFS® New
	Large Cap Value	Global High Yield	Yield Portfolio	Trust	Stock Portfolio	Discovery
	Portfolio Class I	Bond Portfolio Class I	Initial Class	Series Initial Class	Initial Class	Series Initial Class
ASSETS
Investments, at fair value	$5,576,189	$2,616,570	$1,694,929	$7,151,939	$1,945,507	$13,862,545
Total assets	$5,576,189	$2,616,570	$1,694,929	$7,151,939	$1,945,507	$13,862,545
NET ASSETS
Accumulation units	$5,576,189	$2,616,570	$1,694,929	$7,151,939	$1,945,507	$13,862,545
Total net assets	$5,576,189	$2,616,570	$1,694,929	$7,151,939	$1,945,507	$13,862,545
FUND SHARE INFORMATION
Number of shares	290,729	422,028	332,992	273,392	86,275	888,625
Cost of investments	$5,856,778	$2,970,347	$1,841,478	$7,234,937	$1,770,353	$14,427,783
ACCUMULATION UNIT VALUE
Lowest	$49.71	$31.39	$17.59	$75.90	$37.42	$114.89
Highest	$57.85	$31.39	$17.59	$75.90	$37.42	$114.89

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Legg Mason	Legg Mason Western			MFS® Mass
	ClearBridge Variable	Assets Variable	MFS® High	MFS® Investors	Investors Growth	MFS® New
	Large Cap Value	Global High Yield	Yield Portfolio	Trust	Stock Portfolio	Discovery
	Portfolio Class I	Bond Portfolio Class I	Initial Class	Series Initial Class	Initial Class	Series Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$61,609	$173,125	$110,688	$112,383	$5,048	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(4,448)	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	57,161	173,125	110,688	112,383	5,048	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,193,398	188,533	103,737	991,962	108,450	993,827
Cost of investments sold	1,245,638	212,863	114,074	791,067	93,894	1,120,281
Realized gains (losses) on fund shares	(52,240)	(24,330)	(10,337)	200,895	14,556	(126,454)
Realized gain distributions	536,672	—	—	2,876,133	266,102	—
Net realized gains (losses)	484,432	(24,330)	(10,337)	3,077,028	280,658	(126,454)
Change in unrealized gains (losses)	5,659	92,741	35,661	(2,305,327)	(108,847)	1,745,941
Net realized and change in unrealized gains (losses) on investments	490,091	68,411	25,324	771,701	171,811	1,619,487
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$547,252	$241,536	$136,012	$884,084	$176,859	$1,619,487

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

					MFS® VIT
	MFS® Total			MFS® VIT	New Discovery	MFS® VIT
	Return	MFS® Utilities	MFS® Value	Growth Series	Series	Research Series
	Series Initial Class	Series Initial Class	Series Initial Class	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$14,479,523	$3,799,051	$3,186,779	$15,819,283	$631,029	$7,430,265
Total assets	$14,479,523	$3,799,051	$3,186,779	$15,819,283	$631,029	$7,430,265
NET ASSETS
Accumulation units	$14,479,523	$3,799,051	$3,186,779	$15,819,283	$631,029	$7,430,265
Total net assets	$14,479,523	$3,799,051	$3,186,779	$15,819,283	$631,029	$7,430,265
FUND SHARE INFORMATION
Number of shares	620,640	100,690	143,162	233,151	52,151	243,695
Cost of investments	$13,645,417	$3,155,643	$2,716,254	$11,889,149	$802,601	$6,512,942
ACCUMULATION UNIT VALUE
Lowest	$57.79	$117.41	$65.42	$123.25	$55.04	$85.09
Highest	$57.79	$117.41	$65.42	$123.25	$55.04	$85.09

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

					MFS® VIT
	MFS® Total			MFS® VIT	New Discovery	MFS® VIT
	Return	MFS® Utilities	MFS® Value	Growth Series	Series	Research Series
	Series Initial Class	Series Initial Class	Series Initial Class	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$379,514	$104,164	$48,498	$—	$—	$67,357
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	(4,315)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	379,514	104,164	48,498	—	(4,315)	67,357
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,098,361	218,504	186,965	1,624,369	106,351	305,032
Cost of investments sold	1,010,834	180,479	151,941	1,099,058	142,582	228,477
Realized gains (losses) on fund shares	87,527	38,025	35,024	525,311	(36,231)	76,555
Realized gain distributions	1,011,985	47,637	225,613	2,740,895	—	1,650,645
Net realized gains (losses)	1,099,512	85,662	260,637	3,266,206	(36,231)	1,727,200
Change in unrealized gains (losses)	8,370	310,987	62,110	(1,541,752)	109,539	(942,976)
Net realized and change in unrealized gains (losses) on investments	1,107,882	396,649	322,747	1,724,454	73,308	784,224
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$1,487,396	$500,813	$371,245	$1,724,454	$68,993	$851,581

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

	Morgan Stanley		Morningstar	Morningstar	Morningstar	Morningstar
	VIF Emerging	Morgan Stanley	Aggressive Growth	Balanced ETF	Conservative ETF	Growth ETF
	Markets Equity	VIF Growth	ETF Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I
ASSETS
Investments, at fair value	$577,723	$8,209,362	$17,469,626	$14,584,160	$1,120,704	$26,407,885
Total assets	$577,723	$8,209,362	$17,469,626	$14,584,160	$1,120,704	$26,407,885
NET ASSETS
Accumulation units	$577,723	$8,209,362	$17,469,626	$14,584,160	$1,120,704	$26,407,885
Total net assets	$577,723	$8,209,362	$17,469,626	$14,584,160	$1,120,704	$26,407,885
FUND SHARE INFORMATION
Number of shares	32,881	309,087	1,010,389	1,319,833	103,006	1,927,583
Cost of investments	$470,169	$6,750,842	$13,026,191	$14,098,387	$1,118,028	$21,834,882
ACCUMULATION UNIT VALUE
Lowest	$15.56	$107.36	$34.97	$26.97	$17.20	$31.73
Highest	$15.56	$166.40	$54.16	$35.57	$19.33	$46.17

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Morgan Stanley		Morningstar	Morningstar	Morningstar	Morningstar
	VIF Emerging	Morgan Stanley	Aggressive Growth	Balanced ETF	Conservative ETF	Growth ETF
	Markets Equity	VIF Growth	ETF Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$2,362	$—	$222,002	$302,925	$31,466	$416,232
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	(11,458)	(752)	(3,834)	(111)	(423)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	2,362	(11,458)	221,250	299,091	31,355	415,809
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	133,616	1,721,216	1,181,374	1,470,563	75,162	1,707,589
Cost of investments sold	122,206	1,384,245	849,706	1,336,220	76,359	1,394,102
Realized gains (losses) on fund shares	11,410	336,971	331,668	134,343	(1,197)	313,487
Realized gain distributions	19,617	—	1,151,914	1,508,153	—	1,785,844
Net realized gains (losses)	31,027	336,971	1,483,582	1,642,496	(1,197)	2,099,331
Change in unrealized gains (losses)	121,533	2,110,352	1,320,155	807	63,095	1,626,887
Net realized and change in unrealized gains (losses) on investments	152,560	2,447,323	2,803,737	1,643,303	61,898	3,726,218
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$154,922	$2,435,865	$3,024,987	$1,942,394	$93,253	$4,142,027

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

	Morningstar Income	PIMCO VIT		PIMCO VIT		Putnam
	and Growth ETF	Int. Bond	PIMCO VIT Real	Total Return	Putnam	VT International
	Asset Allocation	U.S. Dollar-Hedged	Return Portfolio	Portfolio	VT High Yield	Value Fund
	Portfolio Class I	Admin. Shares	Admin. Shares	Admin. Shares	Fund Class IA	Class IA
ASSETS
Investments, at fair value	$2,331,923	$2,979,182	$4,371,645	$13,542,304	$1,271,560	$829,841
Total assets	$2,331,923	$2,979,182	$4,371,645	$13,542,304	$1,271,560	$829,841
NET ASSETS
Accumulation units	$2,331,923	$2,979,182	$4,371,645	$13,542,304	$1,271,560	$829,841
Total net assets	$2,331,923	$2,979,182	$4,371,645	$13,542,304	$1,271,560	$829,841
FUND SHARE INFORMATION
Number of shares	243,162	296,731	364,000	1,433,048	218,857	51,479
Cost of investments	$2,409,292	$3,107,821	$4,590,547	$14,950,109	$1,335,635	$550,447
ACCUMULATION UNIT VALUE
Lowest	$22.17	$23.42	$22.27	$21.89	$45.55	$57.82
Highest	$26.38	$27.64	$22.27	$25.83	$45.55	$57.82

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Morningstar Income	PIMCO VIT		PIMCO VIT		Putnam
	and Growth ETF	Int. Bond	PIMCO VIT Real	Total Return	Putnam	VT International
	Asset Allocation	U.S. Dollar-Hedged	Return Portfolio	Portfolio	VT High Yield	Value Fund
	Portfolio Class I	Admin. Shares	Admin. Shares	Admin. Shares	Fund Class IA	Class IA
NET INVESTMENT INCOME (LOSS)
Dividends	$60,002	$103,358	$141,225	$538,324	$78,250	$10,219
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(573)	(1,717)	—	(9,769)	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	59,429	101,641	141,225	528,555	78,250	10,219
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	250,377	322,344	265,620	1,023,814	69,759	81,646
Cost of investments sold	251,069	336,568	284,999	1,151,779	77,940	61,176
Realized gains (losses) on fund shares	(692)	(14,224)	(19,379)	(127,965)	(8,181)	20,470
Realized gain distributions	190,657	—	—	—	—	6,265
Net realized gains (losses)	189,965	(14,224)	(19,379)	(127,965)	(8,181)	26,735
Change in unrealized gains (losses)	1,612	25,657	196,643	708,542	32,688	185,257
Net realized and change in unrealized gains (losses) on investments	191,577	11,433	177,264	580,577	24,507	211,992
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$251,006	$113,074	$318,489	$1,109,132	$102,757	$222,211

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

	Putnam	T. Rowe Price
	VT International	All-Cap	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Value Fund	Opportunities	Blue Chip Growth	Equity Income	International	Mid-Cap
	Class IB	Portfolio - I	Portfolio I	Portfolio I	Stock I	Growth I
ASSETS
Investments, at fair value	$3,221,053	$6,659,559	$11,217,335	$38,048,290	$4,624,353	$14,298,779
Total assets	$3,221,053	$6,659,559	$11,217,335	$38,048,290	$4,624,353	$14,298,779
NET ASSETS
Accumulation units	$3,221,053	$6,659,559	$11,217,335	$38,048,290	$4,624,353	$14,298,779
Total net assets	$3,221,053	$6,659,559	$11,217,335	$38,048,290	$4,624,353	$14,298,779
FUND SHARE INFORMATION
Number of shares	203,093	167,916	171,703	1,316,094	290,840	545,755
Cost of investments	$2,195,380	$5,347,796	$5,516,915	$33,678,786	$4,396,583	$14,850,094
ACCUMULATION UNIT VALUE
Lowest	$35.21	$133.33	$118.36	$78.04	$35.81	$149.80
Highest	$41.56	$133.33	$118.36	$78.04	$35.81	$149.80

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	Putnam	T. Rowe Price
	VT International	All-Cap	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Value Fund	Opportunities	Blue Chip Growth	Equity Income	International	Mid-Cap
	Class IB	Portfolio - I	Portfolio I	Portfolio I	Stock I	Growth I
NET INVESTMENT INCOME (LOSS)
Dividends	$38,987	$—	$—	$591,358	$86,652	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(4,829)	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	34,158	—	—	591,358	86,652	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	625,879	1,100,653	1,068,494	1,922,289	481,288	1,699,934
Cost of investments sold	482,725	847,392	422,705	1,625,449	440,034	1,619,144
Realized gains (losses) on fund shares	143,154	253,261	645,789	296,840	41,254	80,790
Realized gain distributions	27,336	729,847	935,321	3,618,321	380,581	1,810,894
Net realized gains (losses)	170,490	983,108	1,581,110	3,915,161	421,835	1,891,684
Change in unrealized gains (losses)	692,495	(10,488)	195,137	344,887	223,061	(1,372,688)
Net realized and change in unrealized gains (losses) on investments	862,985	972,620	1,776,247	4,260,048	644,896	518,996
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$897,143	$972,620	$1,776,247	$4,851,406	$731,548	$518,996

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2025

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	VanEck VIP	VanEck VIP
	Emerging Markets	Global Resources
	Fund Initial Class	Fund Initial Class
ASSETS
Investments, at fair value	$5,439,583	$5,261,688
Total assets	$5,439,583	$5,261,688
NET ASSETS
Accumulation units	$5,439,583	$5,261,688
Total net assets	$5,439,583	$5,261,688
FUND SHARE INFORMATION
Number of shares	459,812	157,018
Cost of investments	$5,378,778	$3,762,305
ACCUMULATION UNIT VALUE
Lowest	$48.45	$43.48
Highest	$48.45	$43.48

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

	VanEck VIP	VanEck VIP
	Emerging Markets	Global Resources
	Fund Initial Class	Fund Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$35,978	$116,390
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—
Policy Administration	—	—
Net investment income (loss)	35,978	116,390
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	393,178	357,352
Cost of investments sold	438,634	334,920
Realized gains (losses) on fund shares	(45,456)	22,432
Realized gain distributions	—	—
Net realized gains (losses)	(45,456)	22,432
Change in unrealized gains (losses)	1,297,958	1,305,772
Net realized and change in unrealized gains (losses) on investments	1,252,502	1,328,204
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$1,288,480	$1,444,594

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AB VPS	AB VPS	AB VPS
	Discovery Value	International	Relative Value
	Portfolio -	Value	Portfolio -
	Class A	Class A	Class A
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,273	$10,214	$10,065
Net realized gains (losses)	103,279	19,140	87,592
Change in unrealized gains (losses)	(90,766)	105,974	(6,170)
Increase (decrease) in net assets from operations	20,786	135,328	91,487
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	75,455	37,122	76,934
Benefits	—	—	—
Payments on termination	(123,689)	(39,024)	(64,288)
Loans	(5,500)	(1,681)	(24,086)
Policy maintenance charge	(48,623)	(22,232)	(50,446)
Transfers among the sub-accounts and with the Fixed Account - net	34,745	(24,988)	7,935
Increase (decrease) in net assets from policy transactions	(67,612)	(50,803)	(53,951)
INCREASE (DECREASE) IN NET ASSETS	(46,826)	84,525	37,536
NET ASSETS AT BEGINNING OF PERIOD	1,067,944	347,146	900,660
NET ASSETS AT END OF PERIOD	$1,021,118	$431,671	$938,196
Accumulation Units outstanding at beginning of period	27,487	34,858	22,022
Units Issued	1,815	5,026	1,273
Units Redeemed	(3,758)	(9,294)	(2,529)
Accumulation Units outstanding at end of period	25,544	30,590	20,766

	AB VPS		Alger
	Small Cap	Alger	Capital
	Growth	Balanced	Appreciation
	Class A	Class I-2	Class I-2
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$20,655	$—
Net realized gains (losses)	(25,683)	107,837	13,352,989
Change in unrealized gains (losses)	111,008	(16,387)	4,095,270
Increase (decrease) in net assets from operations	85,325	112,105	17,448,259
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	117,509	90,655	1,702,536
Benefits	—	—	(283,428)
Payments on termination	(109,465)	(78,612)	(2,678,907)
Loans	(25,563)	(10,880)	(474,864)
Policy maintenance charge	(75,412)	(57,930)	(1,935,094)
Transfers among the sub-accounts and with the Fixed Account - net	57,289	(8,984)	(1,136,531)
Increase (decrease) in net assets from policy transactions	(35,642)	(65,751)	(4,806,288)
INCREASE (DECREASE) IN NET ASSETS	49,683	46,354	12,641,971
NET ASSETS AT BEGINNING OF PERIOD	1,747,192	746,829	55,639,040
NET ASSETS AT END OF PERIOD	$1,796,875	$793,183	$68,281,011
Accumulation Units outstanding at beginning of period	31,392	23,370	372,704
Units Issued	1,931	1,232	6,852
Units Redeemed	(2,517)	(3,233)	(36,176)
Accumulation Units outstanding at end of period	30,806	21,369	343,380

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2024.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Alger	Alger
	Alger	Large Cap	MidCap
	Income & Growth	Growth	Growth
	Class I-2	Class I-2	Class I-2
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$148,537	$—	$—
Net realized gains (losses)	1,799,616	4,354,700	347,103
Change in unrealized gains (losses)	(168,937)	2,593,263	6,015,856
Increase (decrease) in net assets from operations	1,779,216	6,947,963	6,362,959
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	202,410	721,478	1,411,889
Benefits	(93,328)	(229,782)	(98,055)
Payments on termination	(859,910)	(1,497,103)	(2,352,489)
Loans	(104,375)	(189,289)	(277,694)
Policy maintenance charge	(305,667)	(880,753)	(1,375,911)
Transfers among the sub-accounts and with the Fixed Account - net	(76,800)	(1,076,911)	(446,407)
Increase (decrease) in net assets from policy transactions	(1,237,670)	(3,152,360)	(3,138,667)
INCREASE (DECREASE) IN NET ASSETS	541,546	3,795,603	3,224,292
NET ASSETS AT BEGINNING OF PERIOD	9,344,849	24,586,857	39,428,493
NET ASSETS AT END OF PERIOD	$9,886,395	$28,382,460	$42,652,785
Accumulation Units outstanding at beginning of period	109,029	288,840	492,029
Units Issued	511	1,095	6,962
Units Redeemed	(14,068)	(34,315)	(44,092)
Accumulation Units outstanding at end of period	95,472	255,620	454,899

	Alger	Allspring VT
	SmallCap	Discovery SMID	Allspring VT
	Growth	Cap Growth	Opportunity
	Class I-2	Fund	FundSM
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$—	$5,584
Net realized gains (losses)	(106,525)	79,727	1,182,683
Change in unrealized gains (losses)	568,973	305,575	(498,481)
Increase (decrease) in net assets from operations	462,448	385,302	689,786
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	246,853	211,977	274,985
Benefits	(32,936)	(33,601)	(40,681)
Payments on termination	(273,589)	(367,022)	(502,813)
Loans	(40,577)	(16,335)	(34,108)
Policy maintenance charge	(209,065)	(246,878)	(334,931)
Transfers among the sub-accounts and with the Fixed Account - net	(46,213)	(175,990)	101,923
Increase (decrease) in net assets from policy transactions	(355,527)	(627,849)	(535,625)
INCREASE (DECREASE) IN NET ASSETS	106,921	(242,547)	154,161
NET ASSETS AT BEGINNING OF PERIOD	7,864,084	7,654,274	10,995,793
NET ASSETS AT END OF PERIOD	$7,971,005	$7,411,727	$11,149,954
Accumulation Units outstanding at beginning of period	153,579	108,224	171,836
Units Issued	4,625	1,385	1,875
Units Redeemed	(11,226)	(10,171)	(10,426)
Accumulation Units outstanding at end of period	146,978	99,438	163,285

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			DWS
		DWS CROCI®	Equity 500
	DWS Core Equity	International	Index VIP
	VIP Class A	VIP Class A	Class A
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$28,036	$58,096	$76,523
Net realized gains (losses)	417,322	12,867	1,103,704
Change in unrealized gains (losses)	111,582	730,577	(51,940)
Increase (decrease) in net assets from operations	556,940	801,540	1,128,287
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	89,846	91,253	166,830
Benefits	(99,968)	—	(35,379)
Payments on termination	(92,608)	(84,960)	(808,053)
Loans	(1,624)	7,793	(72,006)
Policy maintenance charge	(116,315)	(81,340)	(177,965)
Transfers among the sub-accounts and with the Fixed Account - net	21,807	(78,725)	(221,327)
Increase (decrease) in net assets from policy transactions	(198,862)	(145,979)	(1,147,900)
INCREASE (DECREASE) IN NET ASSETS	358,078	655,561	(19,613)
NET ASSETS AT BEGINNING OF PERIOD	3,407,095	1,852,599	6,945,749
NET ASSETS AT END OF PERIOD	$3,765,173	$2,508,160	$6,926,136
Accumulation Units outstanding at beginning of period	49,527	96,915	67,810
Units Issued	725	2,607	1,223
Units Redeemed	(3,405)	(8,972)	(11,550)
Accumulation Units outstanding at end of period	46,847	90,550	57,483

	DWS		DWS
	Global Income	DWS Global	Small Cap
	Builder VIP	Small Cap	Index VIP
	Class A II	VIP Class A	Class A
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$186,561	$55,304	$23,422
Net realized gains (losses)	545,354	239,426	109,535
Change in unrealized gains (losses)	(112,326)	597,647	75,378
Increase (decrease) in net assets from operations	619,589	892,377	208,335
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	163,913	170,799	60,072
Benefits	(39,747)	(1,342)	(7,910)
Payments on termination	(218,896)	(182,403)	(105,007)
Loans	(7,141)	(35,867)	(66,064)
Policy maintenance charge	(174,511)	(162,571)	(47,507)
Transfers among the sub-accounts and with the Fixed Account - net	(39,705)	69,022	(38,520)
Increase (decrease) in net assets from policy transactions	(316,087)	(142,362)	(204,936)
INCREASE (DECREASE) IN NET ASSETS	303,502	750,015	3,399
NET ASSETS AT BEGINNING OF PERIOD	4,131,401	4,455,826	1,740,432
NET ASSETS AT END OF PERIOD	$4,434,903	$5,205,841	$1,743,831
Accumulation Units outstanding at beginning of period	143,534	73,255	22,342
Units Issued	1,750	2,053	1,135
Units Redeemed	(12,205)	(4,290)	(3,602)
Accumulation Units outstanding at end of period	133,079	71,018	19,875

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated Hermes	Federated Hermes	Federated Hermes
	Fund for	High	Managed
	U.S. Government	Income Bond	Volatility
	Securities II	Fund II Class P	Fund II Class P
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$173,947	$392,775	$73,873
Net realized gains (losses)	(57,242)	(47,332)	55,808
Change in unrealized gains (losses)	180,422	185,522	60,335
Increase (decrease) in net assets from operations	297,127	530,965	190,016
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	282,382	263,911	96,913
Benefits	(54,986)	(64,753)	(28,785)
Payments on termination	(131,972)	(235,754)	(43,090)
Loans	(16,615)	18,912	9,426
Policy maintenance charge	(268,467)	(285,170)	(125,730)
Transfers among the sub-accounts and with the Fixed Account - net	121,505	139,165	53,075
Increase (decrease) in net assets from policy transactions	(68,153)	(163,689)	(38,191)
INCREASE (DECREASE) IN NET ASSETS	228,974	367,276	151,825
NET ASSETS AT BEGINNING OF PERIOD	4,447,559	6,706,155	2,867,272
NET ASSETS AT END OF PERIOD	$4,676,533	$7,073,431	$3,019,097
Accumulation Units outstanding at beginning of period	206,036	158,693	76,643
Units Issued	12,480	6,696	3,002
Units Redeemed	(15,391)	(9,918)	(3,751)
Accumulation Units outstanding at end of period	203,125	155,471	75,894

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Asset	ContrafundSM	Emerging
	Manager 50% Portfolio	Portfolio	Markets Portfolio
	Initial Class*	Initial Class	Initial Class
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$247,768	$(25,701)	$27,991
Net realized gains (losses)	569,184	28,584,355	51,121
Change in unrealized gains (losses)	701,418	(116,822)	428,724
Increase (decrease) in net assets from operations	1,518,370	28,441,832	507,836
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	435,799	3,935,158	126,270
Benefits	(42,124)	(833,081)	(2,547)
Payments on termination	(362,464)	(7,842,584)	(103,518)
Loans	(26,903)	(980,827)	(27,371)
Policy maintenance charge	(429,838)	(4,791,336)	(73,042)
Transfers among the sub-accounts and with the Fixed Account - net	(72,763)	(1,416,634)	(74,949)
Increase (decrease) in net assets from policy transactions	(498,293)	(11,929,304)	(155,157)
INCREASE (DECREASE) IN NET ASSETS	1,020,077	16,512,528	352,679
NET ASSETS AT BEGINNING OF PERIOD	10,631,422	140,552,111	1,309,934
NET ASSETS AT END OF PERIOD	$11,651,499	$157,064,639	$1,662,613
Accumulation Units outstanding at beginning of period	242,126	1,122,492	66,947
Units Issued	3,893	6,707	3,362
Units Redeemed	(13,853)	(94,452)	(10,133)
Accumulation Units outstanding at end of period	232,166	1,034,747	60,176

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Government Money	Growth
	PortfolioSM	Market Portfolio	& Income Portfolio
	Initial Class	Initial Class	Initial Class
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$827,876	$1,656,153	$31,026
Net realized gains (losses)	3,840,434	—	293,614
Change in unrealized gains (losses)	4,446,234	—	74,330
Increase (decrease) in net assets from operations	9,114,544	1,656,153	398,970
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,700,953	2,818,886	164,701
Benefits	(562,632)	(115,275)	(2,829)
Payments on termination	(2,936,709)	(2,350,041)	(200,852)
Loans	(381,579)	(207,484)	(41,826)
Policy maintenance charge	(1,905,100)	(2,590,447)	(119,077)
Transfers among the sub-accounts and with the Fixed Account - net	109,759	2,520,713	(106,851)
Increase (decrease) in net assets from policy transactions	(3,975,308)	76,352	(306,734)
INCREASE (DECREASE) IN NET ASSETS	5,139,236	1,732,505	92,236
NET ASSETS AT BEGINNING OF PERIOD	50,907,538	40,481,565	2,057,780
NET ASSETS AT END OF PERIOD	$56,046,774	$42,214,070	$2,150,016
Accumulation Units outstanding at beginning of period	712,464	2,418,481	44,238
Units Issued	8,620	357,273	1,020
Units Redeemed	(57,235)	(352,955)	(7,216)
Accumulation Units outstanding at end of period	663,849	2,422,799	38,042

		Fidelity® VIP
	Fidelity® VIP	High	Fidelity® VIP
	Growth Portfolio	Income Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$55,423	$60,807	$1,261,275
Net realized gains (losses)	17,267,853	(5,883)	6,614,955
Change in unrealized gains (losses)	(1,829,362)	35,630	10,869,124
Increase (decrease) in net assets from operations	15,493,914	90,554	18,745,354
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,347,963	87,343	2,662,480
Benefits	(646,588)	(7,932)	(859,242)
Payments on termination	(5,763,683)	(84,114)	(5,375,538)
Loans	(971,795)	2,193	(508,484)
Policy maintenance charge	(3,352,717)	(51,970)	(3,381,336)
Transfers among the sub-accounts and with the Fixed Account - net	24,514	19,988	(270,149)
Increase (decrease) in net assets from policy transactions	(8,362,306)	(34,492)	(7,732,269)
INCREASE (DECREASE) IN NET ASSETS	7,131,608	56,062	11,013,085
NET ASSETS AT BEGINNING OF PERIOD	110,756,139	913,616	110,725,832
NET ASSETS AT END OF PERIOD	$117,887,747	$969,678	$121,738,917
Accumulation Units outstanding at beginning of period	860,959	39,299	1,312,068
Units Issued	8,514	2,736	8,960
Units Redeemed	(67,762)	(4,241)	(97,682)
Accumulation Units outstanding at end of period	801,711	37,794	1,223,346

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Investment Grade	Mid
	Index 500 Portfolio	Bond Portfolio	Cap Portfolio
	Service Class	Initial Class	Initial Class
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$184,666	$311,635	$24,212
Net realized gains (losses)	926,775	(51,613)	642,573
Change in unrealized gains (losses)	1,696,015	341,062	(28,006)
Increase (decrease) in net assets from operations	2,807,456	601,084	638,779
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,411,848	582,497	452,762
Benefits	(50,977)	(36,329)	(74,440)
Payments on termination	(1,097,463)	(414,688)	(330,335)
Loans	(418,946)	(86,976)	(79,395)
Policy maintenance charge	(950,037)	(383,851)	(278,489)
Transfers among the sub-accounts and with the Fixed Account - net	(11,626)	292,012	61,245
Increase (decrease) in net assets from policy transactions	(1,117,201)	(47,335)	(248,652)
INCREASE (DECREASE) IN NET ASSETS	1,690,255	553,749	390,127
NET ASSETS AT BEGINNING OF PERIOD	16,700,607	8,342,069	5,506,893
NET ASSETS AT END OF PERIOD	$18,390,862	$8,895,818	$5,897,020
Accumulation Units outstanding at beginning of period	296,660	411,918	134,111
Units Issued	9,396	23,809	5,502
Units Redeemed	(28,398)	(26,073)	(11,105)
Accumulation Units outstanding at end of period	277,658	409,654	128,508

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Real	Value
	Overseas Portfolio	Estate Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$287,384	$66,712	$6,478
Net realized gains (losses)	2,334,941	4,197	26,162
Change in unrealized gains (losses)	919,611	31,615	15,339
Increase (decrease) in net assets from operations	3,541,936	102,524	47,979
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	771,914	337,755	58,018
Benefits	(127,274)	(84,374)	—
Payments on termination	(963,305)	(187,715)	(51,616)
Loans	(502,488)	(70,477)	(5,972)
Policy maintenance charge	(667,975)	(173,672)	(34,233)
Transfers among the sub-accounts and with the Fixed Account - net	96,495	136,645	(73,694)
Increase (decrease) in net assets from policy transactions	(1,392,633)	(41,838)	(107,497)
INCREASE (DECREASE) IN NET ASSETS	2,149,303	60,686	(59,518)
NET ASSETS AT BEGINNING OF PERIOD	17,879,611	3,201,391	654,207
NET ASSETS AT END OF PERIOD	$20,028,914	$3,262,077	$594,689
Accumulation Units outstanding at beginning of period	478,066	133,383	15,634
Units Issued	13,536	13,547	1,433
Units Redeemed	(45,894)	(15,109)	(3,906)
Accumulation Units outstanding at end of period	445,708	131,821	13,161

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global
	Global Bond	Income	Discovery
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$67,351	$36,605
Net realized gains (losses)	(16,651)	14,886	192,464
Change in unrealized gains (losses)	175,302	81,269	146,832
Increase (decrease) in net assets from operations	158,651	163,506	375,901
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	97,211	119,653	146,509
Benefits	(904)	(1,729)	(750)
Payments on termination	(60,046)	(56,500)	(162,658)
Loans	(7,649)	(14,899)	(27,150)
Policy maintenance charge	(54,759)	(83,223)	(93,953)
Transfers among the sub-accounts and with the Fixed Account - net	40,713	27,012	1,977
Increase (decrease) in net assets from policy transactions	14,566	(9,686)	(136,025)
INCREASE (DECREASE) IN NET ASSETS	173,217	153,820	239,876
NET ASSETS AT BEGINNING OF PERIOD	983,471	1,258,577	1,649,701
NET ASSETS AT END OF PERIOD	$1,156,688	$1,412,397	$1,889,577
Accumulation Units outstanding at beginning of period	71,537	49,354	58,432
Units Issued	6,865	3,673	2,492
Units Redeemed	(5,925)	(3,958)	(6,782)
Accumulation Units outstanding at end of period	72,477	49,069	54,142

	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual	Small	Small-Mid
	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$16,702	$25,410	$—
Net realized gains (losses)	74,836	152,755	73,508
Change in unrealized gains (losses)	(8,462)	(21,946)	(32,300)
Increase (decrease) in net assets from operations	83,076	156,219	41,208
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	48,574	154,505	130,603
Benefits	(744)	(1,182)	—
Payments on termination	(32,823)	(94,236)	(93,925)
Loans	(8,333)	(10,070)	(7,943)
Policy maintenance charge	(33,708)	(103,461)	(75,038)
Transfers among the sub-accounts and with the Fixed Account - net	31,218	54,784	(25,465)
Increase (decrease) in net assets from policy transactions	4,184	340	(71,768)
INCREASE (DECREASE) IN NET ASSETS	87,260	156,559	(30,560)
NET ASSETS AT BEGINNING OF PERIOD	706,713	2,054,734	1,597,316
NET ASSETS AT END OF PERIOD	$793,973	$2,211,293	$1,566,756
Accumulation Units outstanding at beginning of period	26,670	52,935	35,969
Units Issued	2,000	2,780	2,185
Units Redeemed	(1,872)	(2,920)	(3,802)
Accumulation Units outstanding at end of period	26,798	52,795	34,352

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton	Franklin Templeton	Invesco
	Strategic	U.S. Government	V.I
	Income	Securities	International Growth
	VIP Fund Class 1	VIP Fund Class 1	Fund Series I*
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$37,374	$20,806	$8,269
Net realized gains (losses)	(3,477)	(3,807)	208,698
Change in unrealized gains (losses)	21,830	23,902	141,625
Increase (decrease) in net assets from operations	55,727	40,901	358,592
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	64,817	35,730	159,803
Benefits	(1,249)	—	(3,905)
Payments on termination	(10,459)	(13,783)	(168,779)
Loans	(8,526)	(4,192)	(68,553)
Policy maintenance charge	(39,065)	(24,202)	(99,365)
Transfers among the sub-accounts and with the Fixed Account - net	30,360	15,307	38,254
Increase (decrease) in net assets from policy transactions	35,878	8,860	(142,545)
INCREASE (DECREASE) IN NET ASSETS	91,605	49,761	216,047
NET ASSETS AT BEGINNING OF PERIOD	744,577	579,018	2,238,922
NET ASSETS AT END OF PERIOD	$836,182	$628,779	$2,454,969
Accumulation Units outstanding at beginning of period	39,895	42,503	72,369
Units Issued	3,307	2,722	6,511
Units Redeemed	(1,494)	(2,092)	(11,424)
Accumulation Units outstanding at end of period	41,708	43,133	67,456

	Invesco
	V.I	Invesco V.I.	Invesco V.I.
	International Growth	American	American
	Fund Series II*	Franchise	Value
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$(7,461)	$—	$85,520
Net realized gains (losses)	81,970	582,560	3,905,500
Change in unrealized gains (losses)	87,793	(144,539)	467,620
Increase (decrease) in net assets from operations	162,302	438,021	4,458,640
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	28,431	130,850	717,725
Benefits	(3,158)	(585)	(161,385)
Payments on termination	(315,214)	(215,735)	(1,201,758)
Loans	(33,325)	(58,533)	(354,473)
Policy maintenance charge	(44,319)	(119,373)	(812,503)
Transfers among the sub-accounts and with the Fixed Account - net	7,077	(246,406)	(497,771)
Increase (decrease) in net assets from policy transactions	(360,508)	(509,782)	(2,310,165)
INCREASE (DECREASE) IN NET ASSETS	(198,206)	(71,761)	2,148,475
NET ASSETS AT BEGINNING OF PERIOD	1,293,959	3,968,875	22,839,057
NET ASSETS AT END OF PERIOD	$1,095,753	$3,897,114	$24,987,532
Accumulation Units outstanding at beginning of period	41,722	71,233	347,121
Units Issued	1,998	1,562	5,276
Units Redeemed	(12,924)	(10,156)	(39,072)
Accumulation Units outstanding at end of period	30,796	62,639	313,325

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			Invesco V.I.
		Invesco V.I.	Discovery Mid Cap
	Invesco V.I.	Core Plus Bond	Growth Fund -
	Core Equity	Fund - Series I	Series I
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,042	$18,263	$—
Net realized gains (losses)	79,893	59	608,590
Change in unrealized gains (losses)	51,996	10,601	(293,906)
Increase (decrease) in net assets from operations	137,931	28,923	314,684
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	37,250	34,952	258,736
Benefits	(1,764)	(1,256)	(43,800)
Payments on termination	(23,809)	(15,766)	(242,140)
Loans	(7,236)	(1,470)	(97,434)
Policy maintenance charge	(37,330)	(19,924)	(207,719)
Transfers among the sub-accounts and with the Fixed Account - net	(11,310)	15,496	57,876
Increase (decrease) in net assets from policy transactions	(44,199)	12,032	(274,481)
INCREASE (DECREASE) IN NET ASSETS	93,732	40,955	40,203
NET ASSETS AT BEGINNING OF PERIOD	900,224	404,833	6,789,377
NET ASSETS AT END OF PERIOD	$993,956	$445,788	$6,829,580
Accumulation Units outstanding at beginning of period	19,849	38,874	120,049
Units Issued	465	3,049	3,294
Units Redeemed	(1,448)	(1,950)	(8,102)
Accumulation Units outstanding at end of period	18,866	39,973	115,241

	Invesco V.I.
	Discovery Mid Cap	Invesco V.I.	Invesco V.I.
	Growth Fund -	Equity and	Global Fund -
	Series II	Income	Series I
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(6,310)	$10,486	$—
Net realized gains (losses)	186,994	35,357	383,911
Change in unrealized gains (losses)	(98,372)	19,917	(107,173)
Increase (decrease) in net assets from operations	82,312	65,760	276,738
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	46,472	58,907	119,127
Benefits	(4,781)	(716)	(2,044)
Payments on termination	(89,105)	(78,912)	(116,679)
Loans	(771)	(1,010)	(34,272)
Policy maintenance charge	(64,012)	(38,291)	(85,160)
Transfers among the sub-accounts and with the Fixed Account - net	16,036	(43,670)	24,875
Increase (decrease) in net assets from policy transactions	(96,161)	(103,692)	(94,153)
INCREASE (DECREASE) IN NET ASSETS	(13,849)	(37,932)	182,585
NET ASSETS AT BEGINNING OF PERIOD	2,008,597	566,148	1,867,568
NET ASSETS AT END OF PERIOD	$1,994,748	$528,216	$2,050,153
Accumulation Units outstanding at beginning of period	120,554	52,609	49,832
Units Issued	8,818	2,665	1,826
Units Redeemed	(14,553)	(11,762)	(4,222)
Accumulation Units outstanding at end of period	114,819	43,512	47,436

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Invesco
	Invesco V.I.	V.I. Global	Invesco V.I.
	Global Fund -	Strategic Income -	Government
	Series II	Fund Series I	Securities
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$20,161	$40,789
Net realized gains (losses)	3,196,234	(3,329)	(10,230)
Change in unrealized gains (losses)	(991,663)	28,552	62,262
Increase (decrease) in net assets from operations	2,204,571	45,384	92,821
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	618,494	29,022	135,767
Benefits	(25,735)	—	—
Payments on termination	(689,869)	(61,819)	(61,057)
Loans	(143,977)	54	(10,231)
Policy maintenance charge	(511,448)	(18,028)	(70,664)
Transfers among the sub-accounts and with the Fixed Account - net	(81,130)	697	(61,111)
Increase (decrease) in net assets from policy transactions	(833,665)	(50,074)	(67,296)
INCREASE (DECREASE) IN NET ASSETS	1,370,906	(4,690)	25,525
NET ASSETS AT BEGINNING OF PERIOD	15,233,573	369,523	1,275,536
NET ASSETS AT END OF PERIOD	$16,604,479	$364,833	$1,301,061
Accumulation Units outstanding at beginning of period	265,433	23,760	104,884
Units Issued	3,219	1,430	7,291
Units Redeemed	(17,098)	(4,427)	(12,536)
Accumulation Units outstanding at end of period	251,554	20,763	99,639

	Invesco V.I.	Invesco V.I.
	Growth and	Growth and
	Income Fund	Income Fund	Invesco V.I.
	Series I	Series II	High Yield
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$125,555	$53,033	$27,771
Net realized gains (losses)	716,742	481,999	(3,723)
Change in unrealized gains (losses)	415,686	268,434	1,674
Increase (decrease) in net assets from operations	1,257,983	803,466	25,722
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	365,676	126,979	26,973
Benefits	(13,871)	(40,036)	(917)
Payments on termination	(437,798)	(239,742)	(39,464)
Loans	(63,040)	(90,260)	(4,113)
Policy maintenance charge	(304,302)	(178,560)	(25,669)
Transfers among the sub-accounts and with the Fixed Account - net	15,687	(31,474)	21,480
Increase (decrease) in net assets from policy transactions	(437,648)	(453,093)	(21,710)
INCREASE (DECREASE) IN NET ASSETS	820,335	350,373	4,012
NET ASSETS AT BEGINNING OF PERIOD	8,363,216	5,608,412	400,266
NET ASSETS AT END OF PERIOD	$9,183,551	$5,958,785	$404,278
Accumulation Units outstanding at beginning of period	124,224	108,354	22,398
Units Issued	2,546	1,863	1,565
Units Redeemed	(9,026)	(10,702)	(2,766)
Accumulation Units outstanding at end of period	117,744	99,515	21,197

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street Small
	Main Street	Mid Cap	Cap Fund® -
	Fund® - Series I	Fund - Series I	Series I
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,100	$11,042	$72,151
Net realized gains (losses)	64,247	341,578	1,915,631
Change in unrealized gains (losses)	92,099	(49,380)	(648,060)
Increase (decrease) in net assets from operations	162,446	303,240	1,339,722
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	67,700	146,249	713,564
Benefits	—	(2,835)	(48,960)
Payments on termination	(94,580)	(168,408)	(1,009,575)
Loans	5,391	(22,695)	(122,566)
Policy maintenance charge	(49,094)	(118,796)	(595,751)
Transfers among the sub-accounts and with the Fixed Account - net	(742)	(25,356)	200,657
Increase (decrease) in net assets from policy transactions	(71,325)	(191,841)	(862,631)
INCREASE (DECREASE) IN NET ASSETS	91,121	111,399	477,091
NET ASSETS AT BEGINNING OF PERIOD	1,106,407	3,418,482	16,262,537
NET ASSETS AT END OF PERIOD	$1,197,528	$3,529,881	$16,739,628
Accumulation Units outstanding at beginning of period	47,138	74,707	183,453
Units Issued	1,527	1,927	4,973
Units Redeemed	(4,654)	(5,986)	(15,049)
Accumulation Units outstanding at end of period	44,011	70,648	173,377

	Invesco V.I.
	Main Street Small	Janus Henderson	Janus Henderson
	Cap Fund® -	Balanced Portfolio	Balanced Portfolio
	Series II	Institutional Shares	Service Shares
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,357	$823,828	$182,590
Net realized gains (losses)	941,485	3,107,734	786,208
Change in unrealized gains (losses)	(331,471)	2,393,683	511,134
Increase (decrease) in net assets from operations	617,371	6,325,245	1,479,932
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	177,353	1,626,807	420,951
Benefits	(76,975)	(331,831)	(498,036)
Payments on termination	(279,339)	(1,737,174)	(522,700)
Loans	(81,251)	(477,720)	(69,778)
Policy maintenance charge	(259,963)	(1,990,528)	(389,184)
Transfers among the sub-accounts and with the Fixed Account - net	(17,935)	13,918	94,440
Increase (decrease) in net assets from policy transactions	(538,110)	(2,896,528)	(964,307)
INCREASE (DECREASE) IN NET ASSETS	79,261	3,428,717	515,625
NET ASSETS AT BEGINNING OF PERIOD	7,587,200	44,459,751	10,784,020
NET ASSETS AT END OF PERIOD	$7,666,461	$47,888,468	$11,299,645
Accumulation Units outstanding at beginning of period	106,931	519,349	171,182
Units Issued	12,574	11,774	2,833
Units Redeemed	(20,172)	(46,437)	(17,801)
Accumulation Units outstanding at end of period	99,333	484,686	156,214

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Janus Henderson
	Janus Henderson	Flexible	Janus Henderson
	Enterprise Portfolio	Bond Portfolio	Forty Portfolio
	Institutional Shares	Institutional Shares	Institutional Shares
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(42,671)	$298,720	$5,946
Net realized gains (losses)	6,219,421	(84,957)	2,194,868
Change in unrealized gains (losses)	(1,880,206)	195,702	382,255
Increase (decrease) in net assets from operations	4,296,544	409,465	2,583,069
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,348,794	312,089	549,755
Benefits	(457,797)	(72,389)	(56,633)
Payments on termination	(3,628,624)	(281,703)	(572,785)
Loans	(353,486)	(27,835)	(287,100)
Policy maintenance charge	(1,838,924)	(314,909)	(517,621)
Transfers among the sub-accounts and with the Fixed Account - net	305,500	106,623	(129,664)
Increase (decrease) in net assets from policy transactions	(4,624,537)	(278,124)	(1,014,048)
INCREASE (DECREASE) IN NET ASSETS	(327,993)	131,341	1,569,021
NET ASSETS AT BEGINNING OF PERIOD	61,833,098	5,753,846	14,808,972
NET ASSETS AT END OF PERIOD	$61,505,105	$5,885,187	$16,377,993
Accumulation Units outstanding at beginning of period	455,351	188,355	155,650
Units Issued	6,298	7,817	3,423
Units Redeemed	(38,709)	(15,984)	(12,687)
Accumulation Units outstanding at end of period	422,940	180,188	146,386

	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Global Research	Global
	Portfolio	Portfolio	Technology Portfolio
	Institutional Shares	Service Shares	Institutional Shares
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$118,395	$8,958	$—
Net realized gains (losses)	5,677,977	271,721	498,691
Change in unrealized gains (losses)	2,306,369	118,696	160,197
Increase (decrease) in net assets from operations	8,102,741	399,375	658,888
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,124,915	68,113	177,551
Benefits	(311,836)	(41,986)	(166,399)
Payments on termination	(2,297,792)	(123,138)	(153,594)
Loans	(217,431)	(2,122)	(25,647)
Policy maintenance charge	(1,528,881)	(60,286)	(138,484)
Transfers among the sub-accounts and with the Fixed Account - net	(260,684)	82,390	(134,758)
Increase (decrease) in net assets from policy transactions	(3,491,709)	(77,029)	(441,331)
INCREASE (DECREASE) IN NET ASSETS	4,611,032	322,346	217,557
NET ASSETS AT BEGINNING OF PERIOD	41,276,672	2,017,216	2,803,979
NET ASSETS AT END OF PERIOD	$45,887,704	$2,339,562	$3,021,536
Accumulation Units outstanding at beginning of period	621,090	31,965	25,112
Units Issued	5,543	1,535	1,068
Units Redeemed	(52,528)	(2,759)	(4,558)
Accumulation Units outstanding at end of period	574,105	30,741	21,622

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Janus Henderson	Janus Henderson
	Mid Cap	Mid Cap	Overseas
	Value Portfolio	Value Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,181	$38,496	$20,606
Net realized gains (losses)	98,222	586,020	42,641
Change in unrealized gains (losses)	(42,145)	(276,582)	299,948
Increase (decrease) in net assets from operations	64,258	347,934	363,195
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	86,181	241,930	110,536
Benefits	(713)	(25,800)	—
Payments on termination	(40,036)	(218,032)	(113,426)
Loans	(8,965)	(6,593)	(18,284)
Policy maintenance charge	(53,036)	(189,813)	(68,247)
Transfers among the sub-accounts and with the Fixed Account - net	24,695	95,932	(12,619)
Increase (decrease) in net assets from policy transactions	8,126	(102,376)	(102,040)
INCREASE (DECREASE) IN NET ASSETS	72,384	245,558	261,155
NET ASSETS AT BEGINNING OF PERIOD	975,120	5,623,276	1,315,481
NET ASSETS AT END OF PERIOD	$1,047,504	$5,868,834	$1,576,636
Accumulation Units outstanding at beginning of period	28,700	110,171	93,575
Units Issued	1,674	3,728	3,464
Units Redeemed	(1,424)	(5,724)	(10,014)
Accumulation Units outstanding at end of period	28,950	108,175	87,025

	Janus Henderson	Janus Henderson	Lazard Retirement
	Overseas	Research	Emerging
	Portfolio	Portfolio	Markets
	Service Shares	Institutional Shares	Equity Portfolio
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$86,099	$(192,004)	$45,775
Net realized gains (losses)	91,925	6,949,167	41,670
Change in unrealized gains (losses)	1,497,364	3,119,219	485,339
Increase (decrease) in net assets from operations	1,675,388	9,876,382	572,784
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	295,713	1,146,138	91,235
Benefits	(20,944)	(330,724)	(12,814)
Payments on termination	(236,871)	(2,576,241)	(60,839)
Loans	(9,423)	(141,066)	(1,355)
Policy maintenance charge	(244,655)	(1,788,569)	(73,170)
Transfers among the sub-accounts and with the Fixed Account - net	(130,563)	(1,008,301)	(44,537)
Increase (decrease) in net assets from policy transactions	(346,743)	(4,698,763)	(101,480)
INCREASE (DECREASE) IN NET ASSETS	1,328,645	5,177,619	471,304
NET ASSETS AT BEGINNING OF PERIOD	6,022,630	57,675,567	1,399,600
NET ASSETS AT END OF PERIOD	$7,351,275	$62,853,186	$1,870,904
Accumulation Units outstanding at beginning of period	447,476	514,875	19,544
Units Issued	10,392	1,904	712
Units Redeemed	(33,056)	(43,712)	(1,828)
Accumulation Units outstanding at end of period	424,812	473,067	18,428
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Legg Mason	Legg Mason Western
	ClearBridge Variable	Assets Variable	MFS® High
	Large Cap Value	Global High Yield	Yield Portfolio
	Portfolio Class I	Bond Portfolio Class I	Initial Class
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$57,161	$173,125	$110,688
Net realized gains (losses)	484,432	(24,330)	(10,337)
Change in unrealized gains (losses)	5,659	92,741	35,661
Increase (decrease) in net assets from operations	547,252	241,536	136,012
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	185,404	133,502	99,700
Benefits	(267)	(247)	(2,580)
Payments on termination	(309,155)	(74,083)	(68,112)
Loans	(91,243)	(78,133)	(17,129)
Policy maintenance charge	(201,569)	(99,089)	(72,239)
Transfers among the sub-accounts and with the Fixed Account - net	74,645	12,734	35,960
Increase (decrease) in net assets from policy transactions	(342,185)	(105,316)	(24,400)
INCREASE (DECREASE) IN NET ASSETS	205,067	136,220	111,612
NET ASSETS AT BEGINNING OF PERIOD	5,371,122	2,480,350	1,583,317
NET ASSETS AT END OF PERIOD	$5,576,189	$2,616,570	$1,694,929
Accumulation Units outstanding at beginning of period	104,467	86,888	97,806
Units Issued	16,382	2,463	4,444
Units Redeemed	(22,625)	(5,991)	(5,881)
Accumulation Units outstanding at end of period	98,224	83,360	96,369

		MFS® Mass
	MFS® Investors	Investors Growth	MFS® New
	Trust	Stock Portfolio	Discovery
	Series Initial Class	Initial Class	Series Initial Class
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$112,383	$5,048	$—
Net realized gains (losses)	3,077,028	280,658	(126,454)
Change in unrealized gains (losses)	(2,305,327)	(108,847)	1,745,941
Increase (decrease) in net assets from operations	884,084	176,859	1,619,487
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	172,434	60,407	425,201
Benefits	(334,482)	(806)	(97,794)
Payments on termination	(299,351)	(67,281)	(534,762)
Loans	(76,599)	(12,858)	(117,562)
Policy maintenance charge	(229,350)	(69,399)	(443,336)
Transfers among the sub-accounts and with the Fixed Account - net	(99,827)	13,386	59,964
Increase (decrease) in net assets from policy transactions	(867,175)	(76,551)	(708,289)
INCREASE (DECREASE) IN NET ASSETS	16,909	100,308	911,198
NET ASSETS AT BEGINNING OF PERIOD	7,135,030	1,845,199	12,951,347
NET ASSETS AT END OF PERIOD	$7,151,939	$1,945,507	$13,862,545
Accumulation Units outstanding at beginning of period	106,758	54,193	127,335
Units Issued	1,610	866	2,269
Units Redeemed	(14,143)	(3,068)	(8,949)
Accumulation Units outstanding at end of period	94,225	51,991	120,655

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS® Total
	Return	MFS® Utilities	MFS® Value
	Series Initial Class	Series Initial Class	Series Initial Class
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$379,514	$104,164	$48,498
Net realized gains (losses)	1,099,512	85,662	260,637
Change in unrealized gains (losses)	8,370	310,987	62,110
Increase (decrease) in net assets from operations	1,487,396	500,813	371,245
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	522,141	167,201	102,982
Benefits	(71,918)	(2,657)	—
Payments on termination	(730,282)	(86,192)	(63,034)
Loans	(128,708)	(10,135)	(7,297)
Policy maintenance charge	(522,114)	(138,807)	(126,897)
Transfers among the sub-accounts and with the Fixed Account - net	56,146	5,990	5,916
Increase (decrease) in net assets from policy transactions	(874,735)	(64,600)	(88,330)
INCREASE (DECREASE) IN NET ASSETS	612,661	436,213	282,915
NET ASSETS AT BEGINNING OF PERIOD	13,866,862	3,362,838	2,903,864
NET ASSETS AT END OF PERIOD	$14,479,523	$3,799,051	$3,186,779
Accumulation Units outstanding at beginning of period	266,722	32,942	50,166
Units Issued	3,027	1,337	1,352
Units Redeemed	(19,212)	(1,921)	(2,804)
Accumulation Units outstanding at end of period	250,537	32,358	48,714

		MFS® VIT
	MFS® VIT	New Discovery	MFS® VIT
	Growth Series	Series	Research Series
	Initial Class	Service Class	Initial Class
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$(4,315)	$67,357
Net realized gains (losses)	3,266,206	(36,231)	1,727,200
Change in unrealized gains (losses)	(1,541,752)	109,539	(942,976)
Increase (decrease) in net assets from operations	1,724,454	68,993	851,581
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	268,813	23,783	81,518
Benefits	(50,702)	—	(3,033)
Payments on termination	(1,008,531)	(57,436)	(129,033)
Loans	(128,740)	(12,111)	(69,562)
Policy maintenance charge	(454,985)	(31,825)	(141,935)
Transfers among the sub-accounts and with the Fixed Account - net	3,684	(7,414)	(176)
Increase (decrease) in net assets from policy transactions	(1,370,461)	(85,003)	(262,221)
INCREASE (DECREASE) IN NET ASSETS	353,993	(16,010)	589,360
NET ASSETS AT BEGINNING OF PERIOD	15,465,290	647,039	6,840,905
NET ASSETS AT END OF PERIOD	$15,819,283	$631,029	$7,430,265
Accumulation Units outstanding at beginning of period	140,787	13,139	90,729
Units Issued	1,955	296	424
Units Redeemed	(14,386)	(1,971)	(3,829)
Accumulation Units outstanding at end of period	128,356	11,464	87,324

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley		Morningstar
	VIF Emerging	Morgan Stanley	Aggressive Growth
	Markets Equity	VIF Growth	ETF Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,362	$(11,458)	$221,250
Net realized gains (losses)	31,027	336,971	1,483,582
Change in unrealized gains (losses)	121,533	2,110,352	1,320,155
Increase (decrease) in net assets from operations	154,922	2,435,865	3,024,987
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	37,662	204,597	1,498,704
Benefits	—	(41,016)	(21,868)
Payments on termination	(95,252)	(628,689)	(855,371)
Loans	(15,485)	(244,024)	(336,202)
Policy maintenance charge	(25,475)	(231,030)	(937,548)
Transfers among the sub-accounts and with the Fixed Account - net	75,622	(359,069)	67,000
Increase (decrease) in net assets from policy transactions	(22,928)	(1,299,231)	(585,285)
INCREASE (DECREASE) IN NET ASSETS	131,994	1,136,634	2,439,702
NET ASSETS AT BEGINNING OF PERIOD	445,729	7,072,728	15,029,924
NET ASSETS AT END OF PERIOD	$577,723	$8,209,362	$17,469,626
Accumulation Units outstanding at beginning of period	38,096	62,024	505,073
Units Issued	8,897	3,265	18,405
Units Redeemed	(9,857)	(12,248)	(35,618)
Accumulation Units outstanding at end of period	37,136	53,041	487,860

	Morningstar	Morningstar	Morningstar
	Balanced ETF	Conservative ETF	Growth ETF
	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$299,091	$31,355	$415,809
Net realized gains (losses)	1,642,496	(1,197)	2,099,331
Change in unrealized gains (losses)	807	63,095	1,626,887
Increase (decrease) in net assets from operations	1,942,394	93,253	4,142,027
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,292,291	129,068	2,340,932
Benefits	(90,640)	(6,658)	(65,618)
Payments on termination	(655,327)	(5,146)	(1,372,928)
Loans	(370,170)	(6,925)	(268,116)
Policy maintenance charge	(1,052,710)	(126,316)	(1,550,631)
Transfers among the sub-accounts and with the Fixed Account - net	268,816	6,217	(36,007)
Increase (decrease) in net assets from policy transactions	(607,740)	(9,760)	(952,368)
INCREASE (DECREASE) IN NET ASSETS	1,334,654	83,493	3,189,659
NET ASSETS AT BEGINNING OF PERIOD	13,249,506	1,037,211	23,218,226
NET ASSETS AT END OF PERIOD	$14,584,160	$1,120,704	$26,407,885
Accumulation Units outstanding at beginning of period	540,745	61,258	836,505
Units Issued	28,513	3,695	22,655
Units Redeemed	(50,296)	(4,231)	(52,705)
Accumulation Units outstanding at end of period	518,962	60,722	806,455

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morningstar Income	PIMCO VIT
	and Growth ETF	Int. Bond	PIMCO VIT Real
	Asset Allocation	U.S. Dollar-Hedged	Return Portfolio
	Portfolio Class I	Admin. Shares	Admin. Shares
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$59,429	$101,641	$141,225
Net realized gains (losses)	189,965	(14,224)	(19,379)
Change in unrealized gains (losses)	1,612	25,657	196,643
Increase (decrease) in net assets from operations	251,006	113,074	318,489
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	294,026	165,296	234,025
Benefits	—	(32,344)	(13,280)
Payments on termination	(146,791)	(133,394)	(169,520)
Loans	(24,188)	2,797	(2,822)
Policy maintenance charge	(230,408)	(155,509)	(170,704)
Transfers among the sub-accounts and with the Fixed Account - net	(20,563)	14,335	87,430
Increase (decrease) in net assets from policy transactions	(127,924)	(138,819)	(34,871)
INCREASE (DECREASE) IN NET ASSETS	123,082	(25,745)	283,618
NET ASSETS AT BEGINNING OF PERIOD	2,208,841	3,004,927	4,088,027
NET ASSETS AT END OF PERIOD	$2,331,923	$2,979,182	$4,371,645
Accumulation Units outstanding at beginning of period	109,921	114,816	197,938
Units Issued	5,437	6,029	9,821
Units Redeemed	(11,561)	(11,591)	(11,491)
Accumulation Units outstanding at end of period	103,797	109,254	196,268

	PIMCO VIT		Putnam
	Total Return	Putnam	VT International
	Portfolio	VT High Yield	Value Fund
	Admin. Shares	Fund Class IA	Class IA
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$528,555	$78,250	$10,219
Net realized gains (losses)	(127,965)	(8,181)	26,735
Change in unrealized gains (losses)	708,542	32,688	185,257
Increase (decrease) in net assets from operations	1,109,132	102,757	222,211
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	681,386	44,705	25,949
Benefits	(99,619)	(6)	—
Payments on termination	(538,073)	(39,403)	(9,856)
Loans	(88,667)	(5,694)	528
Policy maintenance charge	(648,254)	(49,800)	(18,985)
Transfers among the sub-accounts and with the Fixed Account - net	277,350	25,385	(34,472)
Increase (decrease) in net assets from policy transactions	(415,877)	(24,813)	(36,836)
INCREASE (DECREASE) IN NET ASSETS	693,255	77,944	185,375
NET ASSETS AT BEGINNING OF PERIOD	12,849,049	1,193,616	644,466
NET ASSETS AT END OF PERIOD	$13,542,304	$1,271,560	$829,841
Accumulation Units outstanding at beginning of period	552,153	28,525	15,056
Units Issued	20,775	967	859
Units Redeemed	(38,916)	(1,577)	(1,562)
Accumulation Units outstanding at end of period	534,012	27,915	14,353

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam	T. Rowe Price
	VT International	All-Cap	T. Rowe Price
	Value Fund	Opportunities	Blue Chip Growth
	Class IB	Portfolio - I	Portfolio I
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$34,158	$—	$—
Net realized gains (losses)	170,490	983,108	1,581,110
Change in unrealized gains (losses)	692,495	(10,488)	195,137
Increase (decrease) in net assets from operations	897,143	972,620	1,776,247
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	62,497	106,239	273,441
Benefits	(37,420)	(300,309)	(8,520)
Payments on termination	(246,909)	(254,057)	(441,574)
Loans	(8,083)	(223,792)	220,252
Policy maintenance charge	(92,738)	(162,455)	(287,530)
Transfers among the sub-accounts and with the Fixed Account - net	(41,685)	(191,862)	(367,624)
Increase (decrease) in net assets from policy transactions	(364,338)	(1,026,236)	(611,555)
INCREASE (DECREASE) IN NET ASSETS	532,805	(53,616)	1,164,692
NET ASSETS AT BEGINNING OF PERIOD	2,688,248	6,713,175	10,052,643
NET ASSETS AT END OF PERIOD	$3,221,053	$6,659,559	$11,217,335
Accumulation Units outstanding at beginning of period	90,564	58,560	100,844
Units Issued	7,713	515	3,921
Units Redeemed	(17,900)	(9,126)	(9,994)
Accumulation Units outstanding at end of period	80,377	49,949	94,771

	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Equity Income	International	Mid-Cap
	Portfolio I	Stock I	Growth I
	2025	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$591,358	$86,652	$—
Net realized gains (losses)	3,915,161	421,835	1,891,684
Change in unrealized gains (losses)	344,887	223,061	(1,372,688)
Increase (decrease) in net assets from operations	4,851,406	731,548	518,996
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,217,459	253,552	337,203
Benefits	(62,606)	(6,697)	(147,556)
Payments on termination	(1,492,451)	(51,412)	(587,848)
Loans	(258,712)	13,882	(71,515)
Policy maintenance charge	(1,216,164)	(270,234)	(464,067)
Transfers among the sub-accounts and with the Fixed Account - net	303,832	(95,473)	(33,456)
Increase (decrease) in net assets from policy transactions	(1,508,642)	(156,382)	(967,239)
INCREASE (DECREASE) IN NET ASSETS	3,342,764	575,166	(448,243)
NET ASSETS AT BEGINNING OF PERIOD	34,705,526	4,049,187	14,747,022
NET ASSETS AT END OF PERIOD	$38,048,290	$4,624,353	$14,298,779
Accumulation Units outstanding at beginning of period	508,573	133,884	101,933
Units Issued	4,079	9,372	5,117
Units Redeemed	(25,113)	(14,130)	(11,600)
Accumulation Units outstanding at end of period	487,539	129,126	95,450

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	VanEck VIP	VanEck VIP
	Emerging Markets	Global Resources
	Fund Initial Class	Fund Initial Class
	2025	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$35,978	$116,390
Net realized gains (losses)	(45,456)	22,432
Change in unrealized gains (losses)	1,297,958	1,305,772
Increase (decrease) in net assets from operations	1,288,480	1,444,594
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	309,776	260,171
Benefits	(14,941)	(11,031)
Payments on termination	(208,530)	(150,520)
Loans	(21,872)	(12,744)
Policy maintenance charge	(191,039)	(182,574)
Transfers among the sub-accounts and with the Fixed Account - net	(132,607)	(137,661)
Increase (decrease) in net assets from policy transactions	(259,213)	(234,359)
INCREASE (DECREASE) IN NET ASSETS	1,029,267	1,210,235
NET ASSETS AT BEGINNING OF PERIOD	4,410,316	4,051,453
NET ASSETS AT END OF PERIOD	$5,439,583	$5,261,688
Accumulation Units outstanding at beginning of period	118,267	127,164
Units Issued	2,602	2,893
Units Redeemed	(8,597)	(9,051)
Accumulation Units outstanding at end of period	112,272	121,006

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AB VPS	AB VPS	AB VPS
	Discovery Value	International	Relative Value
	Portfolio -	Value	Portfolio -
	Class A	Class A	Class A
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$8,926	$9,188	$12,763
Net realized gains (losses)	52,986	2,434	41,410
Change in unrealized gains (losses)	35,623	4,579	51,455
Increase (decrease) in net assets from operations	97,535	16,201	105,628
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	86,284	36,545	83,840
Benefits	—	—	—
Payments on termination	(34,165)	(15,310)	(61,719)
Loans	(5,524)	(4,634)	(8,802)
Policy maintenance charge	(53,249)	(20,434)	(53,766)
Transfers among the sub-accounts and with the Fixed Account - net	8,742	21,895	13,453
Increase (decrease) in net assets from policy transactions	2,088	18,062	(26,994)
INCREASE (DECREASE) IN NET ASSETS	99,623	34,263	78,634
NET ASSETS AT BEGINNING OF PERIOD	968,321	312,883	822,026
NET ASSETS AT END OF PERIOD	$1,067,944	$347,146	$900,660
Accumulation Units outstanding at beginning of period	27,420	33,009	22,717
Units Issued	1,530	4,246	1,198
Units Redeemed	(1,463)	(2,397)	(1,893)
Accumulation Units outstanding at end of period	27,487	34,858	22,022

	AB VPS		Alger
	Small Cap	Alger	Capital
	Growth	Balanced	Appreciation
	Class A	Class I-2	Class I-2
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$3,886	$—	$—
Net realized gains (losses)	(29,723)	26,278	1,190,693
Change in unrealized gains (losses)	303,887	85,293	17,721,294
Increase (decrease) in net assets from operations	278,050	111,571	18,911,987
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	148,569	95,726	1,787,287
Benefits	—	—	(211,766)
Payments on termination	(98,609)	(66,819)	(2,228,850)
Loans	(4,074)	(12,723)	(451,496)
Policy maintenance charge	(83,904)	(60,577)	(1,834,561)
Transfers among the sub-accounts and with the Fixed Account - net	(3,120)	2,339	(1,139,675)
Increase (decrease) in net assets from policy transactions	(41,138)	(42,054)	(4,079,061)
INCREASE (DECREASE) IN NET ASSETS	236,912	69,517	14,832,926
NET ASSETS AT BEGINNING OF PERIOD	1,510,280	677,312	40,806,114
NET ASSETS AT END OF PERIOD	$1,747,192	$746,829	$55,639,040
Accumulation Units outstanding at beginning of period	32,193	24,811	407,376
Units Issued	1,462	1,877	5,144
Units Redeemed	(2,263)	(3,318)	(39,816)
Accumulation Units outstanding at end of period	31,392	23,370	372,704
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Alger	Alger
	Alger	Large Cap	MidCap
	Income & Growth	Growth	Growth
	Class I-2	Class I-2	Class I-2
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$52,615	$—	$—
Net realized gains (losses)	325,069	389,637	(130,703)
Change in unrealized gains (losses)	1,406,801	7,299,319	7,231,592
Increase (decrease) in net assets from operations	1,784,485	7,688,956	7,100,889
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	219,187	744,674	1,511,377
Benefits	(77,207)	(84,377)	(132,003)
Payments on termination	(302,708)	(885,522)	(1,525,898)
Loans	(10,525)	(107,162)	(310,430)
Policy maintenance charge	(315,239)	(825,535)	(1,370,260)
Transfers among the sub-accounts and with the Fixed Account - net	(8,017)	(521,252)	(336,528)
Increase (decrease) in net assets from policy transactions	(494,509)	(1,679,174)	(2,163,742)
INCREASE (DECREASE) IN NET ASSETS	1,289,976	6,009,782	4,937,147
NET ASSETS AT BEGINNING OF PERIOD	8,054,873	18,577,075	34,491,346
NET ASSETS AT END OF PERIOD	$9,344,849	$24,586,857	$39,428,493
Accumulation Units outstanding at beginning of period	115,277	311,471	526,166
Units Issued	1,035	1,615	6,451
Units Redeemed	(7,283)	(24,246)	(40,588)
Accumulation Units outstanding at end of period	109,029	288,840	492,029

	Alger	Allspring VT
	SmallCap	Discovery SMID	Allspring VT
	Growth	Cap Growth	Opportunity
	Class I-2	Fund	FundSM
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$29,948	$—	$5,182
Net realized gains (losses)	(227,406)	(9,198)	1,194,130
Change in unrealized gains (losses)	800,328	1,217,374	308,560
Increase (decrease) in net assets from operations	602,870	1,208,176	1,507,872
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	240,256	205,268	286,194
Benefits	(82,926)	(21,099)	(79,881)
Payments on termination	(190,955)	(271,771)	(297,946)
Loans	(94,335)	(9,888)	(59,558)
Policy maintenance charge	(291,834)	(248,699)	(350,653)
Transfers among the sub-accounts and with the Fixed Account - net	6,552	(12,057)	(202,396)
Increase (decrease) in net assets from policy transactions	(413,242)	(358,246)	(704,240)
INCREASE (DECREASE) IN NET ASSETS	189,628	849,930	803,632
NET ASSETS AT BEGINNING OF PERIOD	7,674,456	6,804,344	10,192,161
NET ASSETS AT END OF PERIOD	$7,864,084	$7,654,274	$10,995,793
Accumulation Units outstanding at beginning of period	162,062	113,652	183,245
Units Issued	2,946	841	1,120
Units Redeemed	(11,429)	(6,269)	(12,529)
Accumulation Units outstanding at end of period	153,579	108,224	171,836
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			DWS
		DWS CROCI®	Equity 500
	DWS Core Equity	International	Index VIP
	VIP Class A	VIP Class A	Class A
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$27,507	$62,363	$79,124
Net realized gains (losses)	218,323	(9,500)	562,267
Change in unrealized gains (losses)	342,980	(6,729)	780,140
Increase (decrease) in net assets from operations	588,810	46,134	1,421,531
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	84,683	95,157	176,527
Benefits	(6,172)	(36,073)	(17,053)
Payments on termination	(126,466)	(63,625)	(303,868)
Loans	(2,784)	(11,179)	(2,047)
Policy maintenance charge	(119,669)	(73,070)	(176,513)
Transfers among the sub-accounts and with the Fixed Account - net	(21,082)	61,092	(105,376)
Increase (decrease) in net assets from policy transactions	(191,490)	(27,698)	(428,330)
INCREASE (DECREASE) IN NET ASSETS	397,320	18,436	993,201
NET ASSETS AT BEGINNING OF PERIOD	3,009,775	1,834,163	5,952,548
NET ASSETS AT END OF PERIOD	$3,407,095	$1,852,599	$6,945,749
Accumulation Units outstanding at beginning of period	52,538	98,305	72,424
Units Issued	247	4,904	546
Units Redeemed	(3,258)	(6,294)	(5,160)
Accumulation Units outstanding at end of period	49,527	96,915	67,810

	DWS		DWS
	Global Income	DWS Global	Small Cap
	Builder VIP	Small Cap	Index VIP
	Class A II	VIP Class A	Class A
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$139,718	$60,623	$19,536
Net realized gains (losses)	12,600	126,123	51,206
Change in unrealized gains (losses)	199,176	61,131	112,211
Increase (decrease) in net assets from operations	351,494	247,877	182,953
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	167,220	175,502	66,367
Benefits	(56,916)	(16,427)	(3,895)
Payments on termination	(190,384)	(354,073)	(46,453)
Loans	5,896	(27,024)	1,631
Policy maintenance charge	(176,659)	(160,763)	(48,244)
Transfers among the sub-accounts and with the Fixed Account - net	60,466	70,414	26,395
Increase (decrease) in net assets from policy transactions	(190,377)	(312,371)	(4,199)
INCREASE (DECREASE) IN NET ASSETS	161,117	(64,494)	178,754
NET ASSETS AT BEGINNING OF PERIOD	3,970,284	4,520,320	1,561,678
NET ASSETS AT END OF PERIOD	$4,131,401	$4,455,826	$1,740,432
Accumulation Units outstanding at beginning of period	150,526	78,599	22,283
Units Issued	4,706	2,326	1,198
Units Redeemed	(11,698)	(7,670)	(1,139)
Accumulation Units outstanding at end of period	143,534	73,255	22,342
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated Hermes	Federated Hermes	Federated Hermes
	Fund for	High	Managed
	U.S. Government	Income Bond	Volatility
	Securities II	Fund II Class P	Fund II Class P
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$149,334	$349,532	$56,894
Net realized gains (losses)	(55,581)	(56,650)	1,708
Change in unrealized gains (losses)	(69,938)	97,057	344,415
Increase (decrease) in net assets from operations	23,815	389,939	403,017
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	285,504	257,703	110,966
Benefits	(15,727)	(18,343)	(826)
Payments on termination	(182,022)	(242,555)	(232,507)
Loans	(55,095)	(65,587)	(5,180)
Policy maintenance charge	(273,955)	(287,481)	(138,448)
Transfers among the sub-accounts and with the Fixed Account - net	250,235	166,117	(40,517)
Increase (decrease) in net assets from policy transactions	8,940	(190,146)	(306,512)
INCREASE (DECREASE) IN NET ASSETS	32,755	199,793	96,505
NET ASSETS AT BEGINNING OF PERIOD	4,414,804	6,506,362	2,770,767
NET ASSETS AT END OF PERIOD	$4,447,559	$6,706,155	$2,867,272
Accumulation Units outstanding at beginning of period	205,502	163,363	85,946
Units Issued	14,301	6,073	5,202
Units Redeemed	(13,767)	(10,743)	(14,505)
Accumulation Units outstanding at end of period	206,036	158,693	76,643

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Asset	ContrafundSM	Emerging
	Manager 50% Portfolio	Portfolio	Markets Portfolio
	Initial Class	Initial Class	Initial Class
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$225,709	$34,507	$18,522
Net realized gains (losses)	123,791	20,916,625	6,769
Change in unrealized gains (losses)	467,672	16,291,689	94,527
Increase (decrease) in net assets from operations	817,172	37,242,821	119,818
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	447,573	4,109,251	127,111
Benefits	(74,985)	(782,289)	—
Payments on termination	(342,240)	(6,120,378)	(71,732)
Loans	(25,553)	(1,009,334)	230
Policy maintenance charge	(467,771)	(4,759,359)	(72,743)
Transfers among the sub-accounts and with the Fixed Account - net	40,940	(2,436,877)	48,765
Increase (decrease) in net assets from policy transactions	(422,036)	(10,998,986)	31,631
INCREASE (DECREASE) IN NET ASSETS	395,136	26,243,835	151,449
NET ASSETS AT BEGINNING OF PERIOD	10,236,286	114,308,276	1,158,485
NET ASSETS AT END OF PERIOD	$10,631,422	$140,552,111	$1,309,934
Accumulation Units outstanding at beginning of period	251,665	1,220,915	65,149
Units Issued	5,984	6,176	6,155
Units Redeemed	(15,523)	(104,599)	(4,357)
Accumulation Units outstanding at end of period	242,126	1,122,492	66,947
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Government Money	Growth
	PortfolioSM	Market Portfolio	& Income Portfolio
	Initial Class	Initial Class	Initial Class
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$767,529	$1,652,911	$28,451
Net realized gains (losses)	3,672,558	—	214,638
Change in unrealized gains (losses)	2,570,270	—	143,342
Increase (decrease) in net assets from operations	7,010,357	1,652,911	386,431
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,787,748	2,595,466	186,755
Benefits	(535,161)	(132,085)	(138)
Payments on termination	(2,761,125)	(3,712,598)	(113,188)
Loans	(209,408)	(346,817)	(99,144)
Policy maintenance charge	(1,954,108)	(2,376,087)	(123,776)
Transfers among the sub-accounts and with the Fixed Account - net	81,687	11,080,215	45,704
Increase (decrease) in net assets from policy transactions	(3,590,367)	7,108,094	(103,787)
INCREASE (DECREASE) IN NET ASSETS	3,419,990	8,761,005	282,644
NET ASSETS AT BEGINNING OF PERIOD	47,487,548	31,720,560	1,775,136
NET ASSETS AT END OF PERIOD	$50,907,538	$40,481,565	$2,057,780
Accumulation Units outstanding at beginning of period	761,641	1,991,658	46,639
Units Issued	9,940	870,611	3,229
Units Redeemed	(59,117)	(443,788)	(5,630)
Accumulation Units outstanding at end of period	712,464	2,418,481	44,238

		Fidelity® VIP
	Fidelity® VIP	High	Fidelity® VIP
	Growth Portfolio	Income Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$(259,138)	$54,634	$1,287,327
Net realized gains (losses)	26,763,113	(5,249)	4,837,733
Change in unrealized gains (losses)	301,506	25,184	16,706,200
Increase (decrease) in net assets from operations	26,805,481	74,569	22,831,260
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,427,978	94,194	2,777,205
Benefits	(960,014)	(124)	(595,100)
Payments on termination	(4,190,551)	(57,432)	(4,563,833)
Loans	(910,434)	(1,607)	(849,257)
Policy maintenance charge	(3,383,437)	(55,014)	(3,336,834)
Transfers among the sub-accounts and with the Fixed Account - net	(770,248)	53,570	254,054
Increase (decrease) in net assets from policy transactions	(7,786,706)	33,587	(6,313,765)
INCREASE (DECREASE) IN NET ASSETS	19,018,775	108,156	16,517,495
NET ASSETS AT BEGINNING OF PERIOD	91,737,364	805,460	94,208,337
NET ASSETS AT END OF PERIOD	$110,756,139	$913,616	$110,725,832
Accumulation Units outstanding at beginning of period	928,254	37,755	1,395,550
Units Issued	6,228	4,169	8,939
Units Redeemed	(73,523)	(2,625)	(92,421)
Accumulation Units outstanding at end of period	860,959	39,299	1,312,068
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Investment Grade	Mid
	Index 500 Portfolio	Bond Portfolio	Cap Portfolio
	Service Class	Initial Class	Initial Class
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$186,079	$289,924	$29,355
Net realized gains (losses)	740,291	(57,160)	770,139
Change in unrealized gains (losses)	2,482,631	(84,311)	62,884
Increase (decrease) in net assets from operations	3,409,001	148,453	862,378
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,569,186	611,549	480,867
Benefits	(64)	(27,700)	(349)
Payments on termination	(959,583)	(369,525)	(331,301)
Loans	(145,499)	(54,527)	(51,800)
Policy maintenance charge	(986,867)	(379,752)	(302,033)
Transfers among the sub-accounts and with the Fixed Account - net	(184,158)	391,616	(261,798)
Increase (decrease) in net assets from policy transactions	(706,985)	171,661	(466,414)
INCREASE (DECREASE) IN NET ASSETS	2,702,016	320,114	395,964
NET ASSETS AT BEGINNING OF PERIOD	13,998,591	8,021,955	5,110,929
NET ASSETS AT END OF PERIOD	$16,700,607	$8,342,069	$5,506,893
Accumulation Units outstanding at beginning of period	310,263	403,742	146,240
Units Issued	15,674	33,885	4,812
Units Redeemed	(29,277)	(25,709)	(16,941)
Accumulation Units outstanding at end of period	296,660	411,918	134,111

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Real	Value
	Overseas Portfolio	Estate Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$279,099	$127,715	$6,728
Net realized gains (losses)	1,254,040	5,231	107,496
Change in unrealized gains (losses)	(635,546)	76,824	(59,866)
Increase (decrease) in net assets from operations	897,593	209,770	54,358
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	815,948	355,270	70,558
Benefits	(64,623)	—	(2,313)
Payments on termination	(1,070,941)	(208,009)	(71,024)
Loans	(113,533)	(51,962)	(15,477)
Policy maintenance charge	(703,626)	(184,183)	(38,465)
Transfers among the sub-accounts and with the Fixed Account - net	256,497	89,386	36,391
Increase (decrease) in net assets from policy transactions	(880,278)	502	(20,330)
INCREASE (DECREASE) IN NET ASSETS	17,315	210,272	34,028
NET ASSETS AT BEGINNING OF PERIOD	17,862,296	2,991,119	620,179
NET ASSETS AT END OF PERIOD	$17,879,611	$3,201,391	$654,207
Accumulation Units outstanding at beginning of period	500,762	132,753	16,214
Units Issued	12,567	11,044	2,237
Units Redeemed	(35,263)	(10,414)	(2,817)
Accumulation Units outstanding at end of period	478,066	133,383	15,634
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global
	Global Bond	Income	Discovery
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$63,767	$31,407
Net realized gains (losses)	(32,620)	4,771	121,151
Change in unrealized gains (losses)	(89,476)	20,360	(76,959)
Increase (decrease) in net assets from operations	(122,096)	88,898	75,599
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	106,774	123,692	156,507
Benefits	—	—	—
Payments on termination	(162,404)	(90,002)	(93,002)
Loans	25,304	(1,500)	(1,738)
Policy maintenance charge	(57,673)	(86,427)	(96,204)
Transfers among the sub-accounts and with the Fixed Account - net	126,978	20,576	64,223
Increase (decrease) in net assets from policy transactions	38,979	(33,661)	29,786
INCREASE (DECREASE) IN NET ASSETS	(83,117)	55,237	105,385
NET ASSETS AT BEGINNING OF PERIOD	1,066,588	1,203,340	1,544,316
NET ASSETS AT END OF PERIOD	$983,471	$1,258,577	$1,649,701
Accumulation Units outstanding at beginning of period	68,950	50,708	57,426
Units Issued	11,872	2,886	4,294
Units Redeemed	(9,285)	(4,240)	(3,288)
Accumulation Units outstanding at end of period	71,537	49,354	58,432

	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual	Small	Small-Mid
	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$15,776	$21,495	$—
Net realized gains (losses)	16,881	40,631	(4,905)
Change in unrealized gains (losses)	45,882	164,790	177,172
Increase (decrease) in net assets from operations	78,539	226,916	172,267
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	51,131	159,463	136,042
Benefits	(4,675)	—	(2,332)
Payments on termination	(44,383)	(81,619)	(163,344)
Loans	(25,020)	(32,449)	(2,788)
Policy maintenance charge	(34,524)	(111,117)	(81,079)
Transfers among the sub-accounts and with the Fixed Account - net	12,907	27,834	(89,638)
Increase (decrease) in net assets from policy transactions	(44,564)	(37,888)	(203,139)
INCREASE (DECREASE) IN NET ASSETS	33,975	189,028	(30,872)
NET ASSETS AT BEGINNING OF PERIOD	672,738	1,865,706	1,628,188
NET ASSETS AT END OF PERIOD	$706,713	$2,054,734	$1,597,316
Accumulation Units outstanding at beginning of period	28,307	53,838	40,812
Units Issued	1,529	2,906	1,880
Units Redeemed	(3,166)	(3,809)	(6,723)
Accumulation Units outstanding at end of period	26,670	52,935	35,969
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton	Franklin Templeton	Invesco
	Strategic	U.S. Government	V.I
	Income	Securities	International Growth
	VIP Fund Class 1	VIP Fund Class 1	Fund Series I
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$31,779	$17,706	$15,288
Net realized gains (losses)	(14,716)	(5,763)	152,131
Change in unrealized gains (losses)	12,917	(3,551)	(201,414)
Increase (decrease) in net assets from operations	29,980	8,392	(33,995)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	69,041	37,963	168,633
Benefits	(620)	—	(3,577)
Payments on termination	(67,970)	(29,369)	(200,966)
Loans	(37,812)	(4,865)	(792)
Policy maintenance charge	(40,862)	(25,304)	(106,375)
Transfers among the sub-accounts and with the Fixed Account - net	58,203	60,691	46,923
Increase (decrease) in net assets from policy transactions	(20,020)	39,116	(96,154)
INCREASE (DECREASE) IN NET ASSETS	9,960	47,508	(130,149)
NET ASSETS AT BEGINNING OF PERIOD	734,617	531,510	2,369,071
NET ASSETS AT END OF PERIOD	$744,577	$579,018	$2,238,922
Accumulation Units outstanding at beginning of period	41,064	39,602	76,118
Units Issued	4,537	5,703	5,836
Units Redeemed	(5,706)	(2,802)	(9,585)
Accumulation Units outstanding at end of period	39,895	42,503	72,369

	Invesco
	V.I	Invesco V.I.	Invesco V.I.
	International Growth	American	American
	Fund Series II	Franchise	Value
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$(5,129)	$—	$190,892
Net realized gains (losses)	88,808	104,145	614,887
Change in unrealized gains (losses)	(117,309)	973,992	4,734,449
Increase (decrease) in net assets from operations	(33,630)	1,078,137	5,540,228
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	36,949	142,070	741,287
Benefits	(136,380)	(5,042)	(214,955)
Payments on termination	(44,225)	(184,636)	(1,096,224)
Loans	(11,546)	(23,873)	(138,050)
Policy maintenance charge	(58,689)	(118,480)	(815,686)
Transfers among the sub-accounts and with the Fixed Account - net	461	(93,127)	(200,681)
Increase (decrease) in net assets from policy transactions	(213,430)	(283,088)	(1,724,309)
INCREASE (DECREASE) IN NET ASSETS	(247,060)	795,049	3,815,919
NET ASSETS AT BEGINNING OF PERIOD	1,541,019	3,173,826	19,023,138
NET ASSETS AT END OF PERIOD	$1,293,959	$3,968,875	$22,839,057
Accumulation Units outstanding at beginning of period	48,445	76,837	375,732
Units Issued	2,065	1,313	9,234
Units Redeemed	(8,788)	(6,917)	(37,845)
Accumulation Units outstanding at end of period	41,722	71,233	347,121
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			Invesco V.I.
		Invesco V.I.	Discovery Mid Cap
	Invesco V.I.	Core Plus Bond	Growth Fund -
	Core Equity	Fund - Series I	Series I
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$5,931	$15,868	$—
Net realized gains (losses)	75,496	(666)	37,549
Change in unrealized gains (losses)	104,317	(1,626)	1,364,332
Increase (decrease) in net assets from operations	185,744	13,576	1,401,881
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	39,574	38,652	271,269
Benefits	—	—	(75,546)
Payments on termination	(18,967)	(64,913)	(215,567)
Loans	(1,106)	(1,698)	(43,060)
Policy maintenance charge	(35,672)	(23,005)	(216,057)
Transfers among the sub-accounts and with the Fixed Account - net	(6,421)	78,749	(171,327)
Increase (decrease) in net assets from policy transactions	(22,592)	27,785	(450,288)
INCREASE (DECREASE) IN NET ASSETS	163,152	41,361	951,593
NET ASSETS AT BEGINNING OF PERIOD	737,072	363,472	5,837,784
NET ASSETS AT END OF PERIOD	$900,224	$404,833	$6,789,377
Accumulation Units outstanding at beginning of period	20,413	35,970	128,236
Units Issued	351	9,348	1,762
Units Redeemed	(915)	(6,444)	(9,949)
Accumulation Units outstanding at end of period	19,849	38,874	120,049

	Invesco V.I.
	Discovery Mid Cap	Invesco V.I.	Invesco V.I.
	Growth Fund -	Equity and	Global Fund -
	Series II	Income	Series I
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$(6,607)	$9,867	$—
Net realized gains (losses)	(30,311)	22,095	147,365
Change in unrealized gains (losses)	440,385	7,598	131,222
Increase (decrease) in net assets from operations	403,467	39,560	278,587
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	60,852	46,229	132,940
Benefits	(43,773)	—	(3,228)
Payments on termination	(99,797)	(13,516)	(169,691)
Loans	(13,142)	(16,756)	(77,356)
Policy maintenance charge	(74,452)	(27,588)	(90,875)
Transfers among the sub-accounts and with the Fixed Account - net	(20,398)	538,219	22,980
Increase (decrease) in net assets from policy transactions	(190,710)	526,588	(185,230)
INCREASE (DECREASE) IN NET ASSETS	212,757	566,148	93,357
NET ASSETS AT BEGINNING OF PERIOD	1,795,840	—	1,774,211
NET ASSETS AT END OF PERIOD	$2,008,597	$566,148	$1,867,568
Accumulation Units outstanding at beginning of period	133,163	—	54,947
Units Issued	6,411	56,019	3,289
Units Redeemed	(19,020)	(3,410)	(8,404)
Accumulation Units outstanding at end of period	120,554	52,609	49,832
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Invesco
	Invesco V.I.	V.I. Global	Invesco V.I.
	Global Fund -	Strategic Income -	Government
	Series II	Fund Series I	Securities
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$11,049	$32,416
Net realized gains (losses)	1,077,890	(796)	(15,109)
Change in unrealized gains (losses)	1,098,917	767	5,466
Increase (decrease) in net assets from operations	2,176,807	11,020	22,773
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	633,175	31,984	138,797
Benefits	(71,001)	—	(3,329)
Payments on termination	(699,079)	(2,134)	(58,665)
Loans	(82,232)	58	4,672
Policy maintenance charge	(515,385)	(18,622)	(68,804)
Transfers among the sub-accounts and with the Fixed Account - net	(238,121)	20,295	(22,259)
Increase (decrease) in net assets from policy transactions	(972,643)	31,581	(9,588)
INCREASE (DECREASE) IN NET ASSETS	1,204,164	42,601	13,185
NET ASSETS AT BEGINNING OF PERIOD	14,029,409	326,922	1,262,351
NET ASSETS AT END OF PERIOD	$15,233,573	$369,523	$1,275,536
Accumulation Units outstanding at beginning of period	283,034	21,685	105,584
Units Issued	2,260	2,391	12,365
Units Redeemed	(19,861)	(316)	(13,065)
Accumulation Units outstanding at end of period	265,433	23,760	104,884

	Invesco V.I.	Invesco V.I.
	Growth and	Growth and
	Income Fund	Income Fund	Invesco V.I.
	Series I	Series II	High Yield
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$125,917	$53,568	$22,184
Net realized gains (losses)	633,712	391,735	(1,808)
Change in unrealized gains (losses)	506,614	351,497	8,999
Increase (decrease) in net assets from operations	1,266,243	796,800	29,375
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	381,406	139,399	25,646
Benefits	(18,112)	(8,830)	(1,002)
Payments on termination	(432,045)	(280,631)	(7,594)
Loans	(272,921)	(112,652)	(625)
Policy maintenance charge	(304,520)	(196,431)	(23,799)
Transfers among the sub-accounts and with the Fixed Account - net	11,815	(50,088)	(705)
Increase (decrease) in net assets from policy transactions	(634,377)	(509,233)	(8,079)
INCREASE (DECREASE) IN NET ASSETS	631,866	287,567	21,296
NET ASSETS AT BEGINNING OF PERIOD	7,731,350	5,320,845	378,970
NET ASSETS AT END OF PERIOD	$8,363,216	$5,608,412	$400,266
Accumulation Units outstanding at beginning of period	132,403	118,406	22,845
Units Issued	6,007	2,643	1,160
Units Redeemed	(14,186)	(12,695)	(1,607)
Accumulation Units outstanding at end of period	124,224	108,354	22,398
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street Small
	Main Street	Mid Cap	Cap Fund® -
	Fund® - Series I	Fund - Series I	Series I
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$10,941	$—
Net realized gains (losses)	102,908	75,346	897,312
Change in unrealized gains (losses)	116,804	428,620	996,077
Increase (decrease) in net assets from operations	219,712	514,907	1,893,389
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	76,929	155,567	746,159
Benefits	—	(24,187)	(42,178)
Payments on termination	(101,517)	(149,218)	(955,094)
Loans	26,448	(14,622)	(125,882)
Policy maintenance charge	(53,976)	(119,482)	(612,302)
Transfers among the sub-accounts and with the Fixed Account - net	(7,559)	(12,758)	(38,092)
Increase (decrease) in net assets from policy transactions	(59,675)	(164,700)	(1,027,389)
INCREASE (DECREASE) IN NET ASSETS	160,037	350,207	866,000
NET ASSETS AT BEGINNING OF PERIOD	946,370	3,068,275	15,396,537
NET ASSETS AT END OF PERIOD	$1,106,407	$3,418,482	$16,262,537
Accumulation Units outstanding at beginning of period	49,853	78,498	198,503
Units Issued	1,242	2,346	5,106
Units Redeemed	(3,957)	(6,137)	(20,156)
Accumulation Units outstanding at end of period	47,138	74,707	183,453

	Invesco V.I.
	Main Street Small	Janus Henderson	Janus Henderson
	Cap Fund® -	Balanced Portfolio	Balanced Portfolio
	Series II	Institutional Shares	Service Shares
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$(10,936)	$798,366	$182,317
Net realized gains (losses)	468,638	991,822	219,084
Change in unrealized gains (losses)	373,435	4,209,294	1,030,031
Increase (decrease) in net assets from operations	831,137	5,999,482	1,431,432
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	185,984	1,707,027	462,946
Benefits	(63,001)	(196,812)	(23,926)
Payments on termination	(516,646)	(1,304,821)	(461,123)
Loans	(5,796)	(181,026)	(29,965)
Policy maintenance charge	(279,893)	(2,020,067)	(405,282)
Transfers among the sub-accounts and with the Fixed Account - net	44,852	207,604	216,316
Increase (decrease) in net assets from policy transactions	(634,500)	(1,788,095)	(241,034)
INCREASE (DECREASE) IN NET ASSETS	196,637	4,211,387	1,190,398
NET ASSETS AT BEGINNING OF PERIOD	7,390,563	40,248,364	9,593,622
NET ASSETS AT END OF PERIOD	$7,587,200	$44,459,751	$10,784,020
Accumulation Units outstanding at beginning of period	117,050	538,324	175,352
Units Issued	13,019	11,645	4,954
Units Redeemed	(23,138)	(30,620)	(9,124)
Accumulation Units outstanding at end of period	106,931	519,349	171,182

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Janus Henderson
	Janus Henderson	Flexible	Janus Henderson
	Enterprise Portfolio	Bond Portfolio	Forty Portfolio
	Institutional Shares	Institutional Shares	Institutional Shares
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$280,367	$274,245	$9,172
Net realized gains (losses)	3,970,485	(82,095)	1,254,834
Change in unrealized gains (losses)	4,310,038	(86,431)	2,187,163
Increase (decrease) in net assets from operations	8,560,890	105,719	3,451,169
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,356,618	334,091	572,015
Benefits	(314,494)	(63,416)	(138,719)
Payments on termination	(3,456,167)	(186,482)	(687,119)
Loans	(317,656)	(23,972)	(112,493)
Policy maintenance charge	(1,924,885)	(319,924)	(518,675)
Transfers among the sub-accounts and with the Fixed Account - net	164,434	232,060	(395,195)
Increase (decrease) in net assets from policy transactions	(4,492,150)	(27,643)	(1,280,186)
INCREASE (DECREASE) IN NET ASSETS	4,068,740	78,076	2,170,983
NET ASSETS AT BEGINNING OF PERIOD	57,764,358	5,675,770	12,637,989
NET ASSETS AT END OF PERIOD	$61,833,098	$5,753,846	$14,808,972
Accumulation Units outstanding at beginning of period	489,789	189,532	170,954
Units Issued	4,787	14,563	5,118
Units Redeemed	(39,225)	(15,740)	(20,422)
Accumulation Units outstanding at end of period	455,351	188,355	155,650

	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Global Research	Global
	Portfolio	Portfolio	Technology Portfolio
	Institutional Shares	Service Shares	Institutional Shares
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$175,751	$11,740	$—
Net realized gains (losses)	2,658,186	117,401	121,308
Change in unrealized gains (losses)	5,269,270	269,170	598,603
Increase (decrease) in net assets from operations	8,103,207	398,311	719,911
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,200,051	70,156	185,376
Benefits	(211,389)	—	—
Payments on termination	(1,613,833)	(101,393)	(149,968)
Loans	(244,279)	2,572	(51,966)
Policy maintenance charge	(1,541,499)	(61,721)	(143,088)
Transfers among the sub-accounts and with the Fixed Account - net	(158,898)	(4,678)	(40,052)
Increase (decrease) in net assets from policy transactions	(2,569,847)	(95,064)	(199,698)
INCREASE (DECREASE) IN NET ASSETS	5,533,360	303,247	520,213
NET ASSETS AT BEGINNING OF PERIOD	35,743,312	1,713,969	2,283,766
NET ASSETS AT END OF PERIOD	$41,276,672	$2,017,216	$2,803,979
Accumulation Units outstanding at beginning of period	661,739	33,479	27,019
Units Issued	4,076	390	1,453
Units Redeemed	(44,725)	(1,904)	(3,360)
Accumulation Units outstanding at end of period	621,090	31,965	25,112

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Janus Henderson	Janus Henderson
	Mid Cap	Mid Cap	Overseas
	Value Portfolio	Value Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$9,336	$47,198	$18,315
Net realized gains (losses)	61,170	370,151	18,777
Change in unrealized gains (losses)	46,617	262,856	35,585
Increase (decrease) in net assets from operations	117,123	680,205	72,677
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	93,085	261,933	116,180
Benefits	(3,002)	(68,235)	—
Payments on termination	(47,921)	(244,345)	(87,262)
Loans	(24,306)	(13,119)	90
Policy maintenance charge	(57,463)	(209,266)	(68,552)
Transfers among the sub-accounts and with the Fixed Account - net	9,088	(37,696)	58,639
Increase (decrease) in net assets from policy transactions	(30,519)	(310,728)	19,095
INCREASE (DECREASE) IN NET ASSETS	86,604	369,477	91,772
NET ASSETS AT BEGINNING OF PERIOD	888,516	5,253,799	1,223,709
NET ASSETS AT END OF PERIOD	$975,120	$5,623,276	$1,315,481
Accumulation Units outstanding at beginning of period	29,579	116,110	92,127
Units Issued	1,667	3,538	7,500
Units Redeemed	(2,546)	(9,477)	(6,052)
Accumulation Units outstanding at end of period	28,700	110,171	93,575

	Janus Henderson	Janus Henderson	Lazard Retirement
	Overseas	Research	Emerging
	Portfolio	Portfolio	Markets
	Service Shares	Institutional Shares	Equity Portfolio
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$77,062	$(160,012)	$49,772
Net realized gains (losses)	29,092	3,964,346	19,785
Change in unrealized gains (losses)	208,706	12,033,116	38,951
Increase (decrease) in net assets from operations	314,860	15,837,450	108,508
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	310,413	1,210,555	99,055
Benefits	(45,894)	(213,548)	(16,132)
Payments on termination	(149,521)	(2,811,393)	(90,614)
Loans	(62,134)	(314,077)	(7,177)
Policy maintenance charge	(244,793)	(1,931,539)	(69,430)
Transfers among the sub-accounts and with the Fixed Account - net	222,248	(1,160,954)	(32,329)
Increase (decrease) in net assets from policy transactions	30,319	(5,220,956)	(116,627)
INCREASE (DECREASE) IN NET ASSETS	345,179	10,616,494	(8,119)
NET ASSETS AT BEGINNING OF PERIOD	5,677,451	47,059,073	1,407,719
NET ASSETS AT END OF PERIOD	$6,022,630	$57,675,567	$1,399,600
Accumulation Units outstanding at beginning of period	445,287	566,249	21,118
Units Issued	23,743	821	782
Units Redeemed	(21,554)	(52,195)	(2,356)
Accumulation Units outstanding at end of period	447,476	514,875	19,544

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Legg Mason	Legg Mason Western
	ClearBridge Variable	Assets Variable	MFS® High
	Large Cap Value	Global High Yield	Yield Portfolio
	Portfolio Class I	Bond Portfolio Class I	Initial Class
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$62,481	$161,356	$98,249
Net realized gains (losses)	837,485	(38,645)	(17,719)
Change in unrealized gains (losses)	(507,493)	45,251	25,756
Increase (decrease) in net assets from operations	392,473	167,962	106,286
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	195,026	140,499	102,428
Benefits	(64,295)	(5,767)	(5,403)
Payments on termination	(316,956)	(123,225)	(91,994)
Loans	(14,790)	(61,709)	(10,617)
Policy maintenance charge	(223,049)	(98,593)	(73,145)
Transfers among the sub-accounts and with the Fixed Account - net	(11,209)	109,067	24,712
Increase (decrease) in net assets from policy transactions	(435,273)	(39,728)	(54,019)
INCREASE (DECREASE) IN NET ASSETS	(42,800)	128,234	52,267
NET ASSETS AT BEGINNING OF PERIOD	5,413,922	2,352,116	1,531,050
NET ASSETS AT END OF PERIOD	$5,371,122	$2,480,350	$1,583,317
Accumulation Units outstanding at beginning of period	113,799	88,214	101,127
Units Issued	15,872	6,102	5,661
Units Redeemed	(25,204)	(7,428)	(8,982)
Accumulation Units outstanding at end of period	104,467	86,888	97,806

		MFS® Mass
	MFS® Investors	Investors Growth	MFS® New
	Trust	Stock Portfolio	Discovery
	Series Initial Class	Initial Class	Series Initial Class
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$49,564	$6,290	$—
Net realized gains (losses)	806,686	203,368	(151,587)
Change in unrealized gains (losses)	409,884	64,485	1,000,825
Increase (decrease) in net assets from operations	1,266,134	274,143	849,238
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	183,224	61,050	466,800
Benefits	(70,847)	(55,867)	(90,881)
Payments on termination	(477,429)	(163,145)	(552,715)
Loans	(16,221)	(3,066)	(100,475)
Policy maintenance charge	(237,925)	(71,606)	(458,627)
Transfers among the sub-accounts and with the Fixed Account - net	(191,711)	41,851	118,900
Increase (decrease) in net assets from policy transactions	(810,909)	(190,783)	(616,998)
INCREASE (DECREASE) IN NET ASSETS	455,225	83,360	232,240
NET ASSETS AT BEGINNING OF PERIOD	6,679,805	1,761,839	12,719,107
NET ASSETS AT END OF PERIOD	$7,135,030	$1,845,199	$12,951,347
Accumulation Units outstanding at beginning of period	119,460	60,161	133,459
Units Issued	855	1,850	1,904
Units Redeemed	(13,557)	(7,818)	(8,028)
Accumulation Units outstanding at end of period	106,758	54,193	127,335
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS® Total
	Return	MFS® Utilities	MFS® Value
	Series Initial Class	Series Initial Class	Series Initial Class
	2024	2024	2024
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$345,864	$76,251	$48,149
Net realized gains (losses)	784,890	129,639	293,218
Change in unrealized gains (losses)	(86,248)	154,396	(16,726)
Increase (decrease) in net assets from operations	1,044,506	360,286	324,641
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	580,251	182,063	110,538
Benefits	(104,238)	(31,252)	(9,373)
Payments on termination	(679,607)	(156,931)	(220,011)
Loans	(213,812)	(5,920)	(17,923)
Policy maintenance charge	(545,772)	(142,106)	(124,205)
Transfers among the sub-accounts and with the Fixed Account - net	198,575	(169,838)	(20,046)
Increase (decrease) in net assets from policy transactions	(764,603)	(323,984)	(281,020)
INCREASE (DECREASE) IN NET ASSETS	279,903	36,302	43,621
NET ASSETS AT BEGINNING OF PERIOD	13,586,959	3,326,536	2,860,243
NET ASSETS AT END OF PERIOD	$13,866,862	$3,362,838	$2,903,864
Accumulation Units outstanding at beginning of period	281,597	36,386	55,150
Units Issued	7,178	1,152	1,231
Units Redeemed	(22,053)	(4,596)	(6,215)
Accumulation Units outstanding at end of period	266,722	32,942	50,166

		MFS® VIT
	MFS® VIT	New Discovery	MFS® VIT
	Growth Series	Series	Research Series
	Initial Class	Service Class	Initial Class
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$(4,785)	$39,582
Net realized gains (losses)	1,566,359	(46,650)	465,587
Change in unrealized gains (losses)	2,307,276	90,705	607,544
Increase (decrease) in net assets from operations	3,873,635	39,270	1,112,713
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	286,942	27,073	86,972
Benefits	(145,356)	(8,597)	—
Payments on termination	(627,594)	(77,415)	(123,076)
Loans	(195,049)	(599)	(26,240)
Policy maintenance charge	(457,269)	(35,865)	(142,181)
Transfers among the sub-accounts and with the Fixed Account - net	(78,325)	5,241	(56,468)
Increase (decrease) in net assets from policy transactions	(1,216,651)	(90,162)	(260,993)
INCREASE (DECREASE) IN NET ASSETS	2,656,984	(50,892)	851,720
NET ASSETS AT BEGINNING OF PERIOD	12,808,306	697,931	5,989,185
NET ASSETS AT END OF PERIOD	$15,465,290	$647,039	$6,840,905
Accumulation Units outstanding at beginning of period	153,287	14,979	94,423
Units Issued	394	436	272
Units Redeemed	(12,894)	(2,276)	(3,966)
Accumulation Units outstanding at end of period	140,787	13,139	90,729
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley		Morningstar
	VIF Emerging	Morgan Stanley	Aggressive Growth
	Markets Equity	VIF Growth	ETF Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,859	$(8,945)	$217,568
Net realized gains (losses)	1,325	(270,881)	461,024
Change in unrealized gains (losses)	33,172	2,619,598	1,306,223
Increase (decrease) in net assets from operations	41,356	2,339,772	1,984,815
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	37,839	217,543	1,621,565
Benefits	—	(73,239)	(15,618)
Payments on termination	(52,817)	(243,443)	(816,170)
Loans	(11,216)	(59,099)	(254,524)
Policy maintenance charge	(26,220)	(206,290)	(978,202)
Transfers among the sub-accounts and with the Fixed Account - net	(50,663)	(244,480)	(32,865)
Increase (decrease) in net assets from policy transactions	(103,077)	(609,008)	(475,814)
INCREASE (DECREASE) IN NET ASSETS	(61,721)	1,730,764	1,509,001
NET ASSETS AT BEGINNING OF PERIOD	507,450	5,341,964	13,520,923
NET ASSETS AT END OF PERIOD	$445,729	$7,072,728	$15,029,924
Accumulation Units outstanding at beginning of period	46,762	69,546	519,690
Units Issued	3,212	3,328	22,473
Units Redeemed	(11,878)	(10,850)	(37,090)
Accumulation Units outstanding at end of period	38,096	62,024	505,073

	Morningstar	Morningstar	Morningstar
	Balanced ETF	Conservative ETF	Growth ETF
	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$263,313	$26,011	$382,572
Net realized gains (losses)	162,582	(7,041)	680,513
Change in unrealized gains (losses)	842,718	36,944	1,661,128
Increase (decrease) in net assets from operations	1,268,613	55,914	2,724,213
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,375,913	129,154	2,457,648
Benefits	(32,455)	—	(26,934)
Payments on termination	(739,184)	(44,598)	(1,538,504)
Loans	(54,995)	(1,261)	(150,668)
Policy maintenance charge	(1,092,314)	(126,719)	(1,609,773)
Transfers among the sub-accounts and with the Fixed Account - net	240,151	(10,778)	(39,687)
Increase (decrease) in net assets from policy transactions	(302,884)	(54,202)	(907,918)
INCREASE (DECREASE) IN NET ASSETS	965,729	1,712	1,816,295
NET ASSETS AT BEGINNING OF PERIOD	12,283,777	1,035,499	21,401,931
NET ASSETS AT END OF PERIOD	$13,249,506	$1,037,211	$23,218,226
Accumulation Units outstanding at beginning of period	554,622	64,415	868,428
Units Issued	36,930	4,987	26,253
Units Redeemed	(50,807)	(8,144)	(58,176)
Accumulation Units outstanding at end of period	540,745	61,258	836,505
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morningstar Income	PIMCO VIT
	and Growth ETF	Int. Bond	PIMCO VIT Real
	Asset Allocation	U.S. Dollar-Hedged	Return Portfolio
	Portfolio Class I	Admin. Shares	Admin. Shares
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$57,462	$105,202	$107,142
Net realized gains (losses)	9,361	(15,260)	(41,744)
Change in unrealized gains (losses)	98,189	66,950	20,641
Increase (decrease) in net assets from operations	165,012	156,892	86,039
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	310,530	169,219	250,773
Benefits	(7,626)	(10,631)	(69,598)
Payments on termination	(37,237)	(117,761)	(184,683)
Loans	(8,241)	(31,983)	(94,778)
Policy maintenance charge	(236,053)	(158,547)	(176,611)
Transfers among the sub-accounts and with the Fixed Account - net	(5,590)	71,004	266,892
Increase (decrease) in net assets from policy transactions	15,783	(78,699)	(8,005)
INCREASE (DECREASE) IN NET ASSETS	180,795	78,193	78,034
NET ASSETS AT BEGINNING OF PERIOD	2,028,046	2,926,734	4,009,993
NET ASSETS AT END OF PERIOD	$2,208,841	$3,004,927	$4,088,027
Accumulation Units outstanding at beginning of period	109,080	117,901	198,299
Units Issued	6,618	7,028	18,292
Units Redeemed	(5,777)	(10,113)	(18,653)
Accumulation Units outstanding at end of period	109,921	114,816	197,938

	PIMCO VIT		Putnam
	Total Return	Putnam	VT International
	Portfolio	VT High Yield	Value Fund
	Admin. Shares	Fund Class IA	Class IA
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$502,115	$68,658	$16,152
Net realized gains (losses)	(136,983)	(10,048)	8,339
Change in unrealized gains (losses)	(49,983)	33,009	7,324
Increase (decrease) in net assets from operations	315,149	91,619	31,815
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	720,952	47,702	25,563
Benefits	(41,319)	(11,218)	(13,853)
Payments on termination	(460,096)	(31,058)	(13,071)
Loans	(38,836)	(1,783)	7,292
Policy maintenance charge	(679,595)	(51,633)	(18,538)
Transfers among the sub-accounts and with the Fixed Account - net	625,534	9,679	22,713
Increase (decrease) in net assets from policy transactions	126,640	(38,311)	10,106
INCREASE (DECREASE) IN NET ASSETS	441,789	53,308	41,921
NET ASSETS AT BEGINNING OF PERIOD	12,407,260	1,140,308	602,545
NET ASSETS AT END OF PERIOD	$12,849,049	$1,193,616	$644,466
Accumulation Units outstanding at beginning of period	545,836	29,482	14,842
Units Issued	42,302	942	1,311
Units Redeemed	(35,985)	(1,899)	(1,097)
Accumulation Units outstanding at end of period	552,153	28,525	15,056
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam	T. Rowe Price
	VT International	All-Cap	T. Rowe Price
	Value Fund	Opportunities	Blue Chip Growth
	Class IB	Portfolio - I	Portfolio I
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$64,102	$4,744	$—
Net realized gains (losses)	60,146	880,206	959,180
Change in unrealized gains (losses)	17,420	539,051	1,787,447
Increase (decrease) in net assets from operations	141,668	1,424,001	2,746,627
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	61,171	113,952	288,052
Benefits	(160,460)	(134)	(74,976)
Payments on termination	(127,402)	(334,743)	(319,898)
Loans	(1,630)	(79,023)	172,498
Policy maintenance charge	(92,198)	(166,162)	(277,947)
Transfers among the sub-accounts and with the Fixed Account - net	81,703	(33,697)	(374,500)
Increase (decrease) in net assets from policy transactions	(238,816)	(499,807)	(586,771)
INCREASE (DECREASE) IN NET ASSETS	(97,148)	924,194	2,159,856
NET ASSETS AT BEGINNING OF PERIOD	2,785,396	5,788,981	7,892,787
NET ASSETS AT END OF PERIOD	$2,688,248	$6,713,175	$10,052,643
Accumulation Units outstanding at beginning of period	98,999	63,202	107,294
Units Issued	5,897	346	3,493
Units Redeemed	(14,332)	(4,988)	(9,943)
Accumulation Units outstanding at end of period	90,564	58,560	100,844

	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Equity Income	International	Mid-Cap
	Portfolio I	Stock I	Growth I
	2024	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$635,395	$39,309	$—
Net realized gains (losses)	2,584,842	132,379	1,481,236
Change in unrealized gains (losses)	550,695	(48,840)	(225,536)
Increase (decrease) in net assets from operations	3,770,932	122,848	1,255,700
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,314,675	257,824	352,222
Benefits	(94,199)	(23,040)	(55,874)
Payments on termination	(1,220,072)	(59,735)	(560,878)
Loans	(428,158)	(15,416)	(31,585)
Policy maintenance charge	(1,233,017)	(255,603)	(488,091)
Transfers among the sub-accounts and with the Fixed Account - net	321,420	(127,911)	61,294
Increase (decrease) in net assets from policy transactions	(1,339,351)	(223,881)	(722,912)
INCREASE (DECREASE) IN NET ASSETS	2,431,581	(101,033)	532,788
NET ASSETS AT BEGINNING OF PERIOD	32,273,945	4,150,220	14,214,234
NET ASSETS AT END OF PERIOD	$34,705,526	$4,049,187	$14,747,022
Accumulation Units outstanding at beginning of period	528,278	141,687	107,405
Units Issued	5,024	13,738	4,991
Units Redeemed	(24,729)	(21,541)	(10,463)
Accumulation Units outstanding at end of period	508,573	133,884	101,933
See notes to financial statements.

	VanEck VIP	VanEck VIP
	Emerging Markets	Global Resources
	Fund Initial Class	Fund Initial Class
	2024	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$77,664	$109,690
Net realized gains (losses)	(61,684)	(2,527)
Change in unrealized gains (losses)	41,684	(221,329)
Increase (decrease) in net assets from operations	57,664	(114,166)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	321,186	278,063
Benefits	(51,332)	(15,766)
Payments on termination	(206,959)	(173,832)
Loans	(36,837)	(9,486)
Policy maintenance charge	(190,937)	(177,896)
Transfers among the sub-accounts and with the Fixed Account - net	103,944	188,644
Increase (decrease) in net assets from policy transactions	(60,935)	89,727
INCREASE (DECREASE) IN NET ASSETS	(3,271)	(24,439)
NET ASSETS AT BEGINNING OF PERIOD	4,413,587	4,075,892
NET ASSETS AT END OF PERIOD	$4,410,316	$4,051,453
Accumulation Units outstanding at beginning of period	119,785	124,308
Units Issued	5,949	8,275
Units Redeemed	(7,467)	(5,419)
Accumulation Units outstanding at end of period	118,267	127,164

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1.Organization
    Lincoln Benefit Life Variable Life Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2014, Lincoln Benefit entered into an administrative services agreement (the “Agreement”) with Allstate Life Insurance Company ("ALIC"), whereby ALIC agreed to be responsible for servicing the individual variable life contracts, including the payment of benefits, oversight of investment management and contract administration.
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (ELIC, formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC.
Lincoln Benefit issued six life insurance products: the Investor’s Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the Policies are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives.

The sub-account names listed below correspond to the mutual fund portfolios (Fund or Funds) in which they invest:

AB VPS Discovery Value Portfolio - Class A	Fidelity® VIP ContrafundSM Portfolio Initial Class
AB VPS International Value Class A	Fidelity® VIP Emerging Markets Portfolio Initial Class
AB VPS Relative Value Portfolio - Class A	Fidelity® VIP Equity-Income PortfolioSM Initial Class
AB VPS Small Cap Growth Class A	Fidelity® VIP Government Money Market Portfolio Initial Class
Alger Balanced Class I-2	Fidelity® VIP Growth & Income Portfolio Initial Class
Alger Capital Appreciation Class I-2	Fidelity® VIP Growth Portfolio Initial Class
Alger Income & Growth Class I-2	Fidelity® VIP High Income Portfolio Initial Class
Alger Large Cap Growth Class I-2	Fidelity® VIP Index 500 Portfolio Initial Class
Alger MidCap Growth Class I-2	Fidelity® VIP Index 500 Portfolio Service Class
Alger SmallCap Growth Class I-2	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Allspring VT Discovery SMID Cap Growth Fund	Fidelity® VIP Mid Cap Portfolio Initial Class
Allspring VT Opportunity FundSM	Fidelity® VIP Overseas Portfolio Initial Class
DWS Core Equity VIP Class A	Fidelity® VIP Real Estate Portfolio Initial Class
DWS CROCI® International VIP Class A	Fidelity® VIP Value Strategies Portfolio Initial Class
DWS Equity 500 Index VIP Class A	Franklin Templeton Global Bond VIP Fund Class 1
DWS Global Income Builder VIP Class A II	Franklin Templeton Income VIP Fund Class 1
DWS Global Small Cap VIP Class A	Franklin Templeton Mutual Global Discovery VIP Fund Class 1
DWS Small Cap Index VIP Class A	Franklin Templeton Mutual Shares VIP Fund Class 1
Federated Hermes Fund for U.S. Government Securities II	Franklin Templeton Small Cap Value VIP Fund Class 1
Federated Hermes High Income Bond Fund II Class P	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
Federated Hermes Managed Volatility Fund II Class P	Franklin Templeton Strategic Income VIP Fund Class 1

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Fidelity® VIP Asset Manager 50% Portfolio Initial Class*	Franklin Templeton U.S. Government Securities VIP Fund Class 1
Invesco V.I International Growth Fund Series I*	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
Invesco V.I International Growth Fund Series II*	MFS® High Yield Portfolio Initial Class
Invesco V.I. American Franchise	MFS® Investors Trust Series Initial Class
Invesco V.I. American Value	MFS® Mass Investors Growth Stock Portfolio Initial Class
Invesco V.I. Core Equity	MFS® New Discovery Series Initial Class
Invesco V.I. Core Plus Bond Fund - Series I	MFS® Total Return Series Initial Class
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	MFS® Utilities Series Initial Class
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	MFS® Value Series Initial Class
Invesco V.I. Equity and Income	MFS® VIT Growth Series Initial Class
Invesco V.I. Global Fund - Series I	MFS® VIT New Discovery Series Service Class
Invesco V.I. Global Fund - Series II	MFS® VIT Research Series Initial Class
Invesco V.I. Global Strategic Income - Fund Series I	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
Invesco V.I. Government Securities	Morgan Stanley VIF Growth Portfolio Class I
Invesco V.I. Growth and Income Fund Series I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
Invesco V.I. Growth and Income Fund Series II	Morningstar Balanced ETF Asset Allocation Portfolio Class I
Invesco V.I. High Yield	Morningstar Conservative ETF Asset Allocation Portfolio Class I
Invesco V.I. Main Street Fund® - Series I	Morningstar Growth ETF Asset Allocation Portfolio Class I
Invesco V.I. Main Street Mid Cap Fund - Series I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
Invesco V.I. Main Street Small Cap Fund® - Series I	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
Invesco V.I. Main Street Small Cap Fund® - Series II	PIMCO VIT Real Return Portfolio Admin. Shares
Janus Henderson Balanced Portfolio Institutional Shares	PIMCO VIT Total Return Portfolio Admin. Shares
Janus Henderson Balanced Portfolio Service Shares	Putnam VT High Yield Fund Class IA
Janus Henderson Enterprise Portfolio Institutional Shares	Putnam VT International Value Fund Class IA
Janus Henderson Flexible Bond Portfolio Institutional Shares	Putnam VT International Value Fund Class IB
Janus Henderson Forty Portfolio Institutional Shares	T. Rowe Price All-Cap Opportunities Portfolio - I
Janus Henderson Global Research Portfolio Institutional Shares	T. Rowe Price Blue Chip Growth Portfolio I
Janus Henderson Global Research Portfolio Service Shares	T. Rowe Price Equity Income Portfolio I
Janus Henderson Global Technology Portfolio Institutional Shares	T. Rowe Price International Stock I
Janus Henderson Mid Cap Value Portfolio Institutional Shares	T. Rowe Price Mid-Cap Growth I
Janus Henderson Mid Cap Value Portfolio Service Shares	VanEck VIP Emerging Markets Fund Initial Class
Janus Henderson Overseas Portfolio Institutional Shares	VanEck VIP Global Resources Fund Initial Class
Janus Henderson Overseas Portfolio Service Shares
Janus Henderson Research Portfolio Institutional Shares
Lazard Retirement Emerging Markets Equity Portfolio
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2025.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

The net assets are affected by the investment results of each Fund, transactions by policyholders and certain contract expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the "Fixed Account" in which the policyholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.
A policyholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual funds. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available that is regularly evaluated and used by the chief operating decision maker (“CODM”) to measure a segment’s performance. The accounting policies of the segments is the same as those described in Note 3: Summary of Significant Accounting Policies.
The Account’s CODM is a group of executives that includes the chief financial officer, chief legal officer and business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as "Net Assets" on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.
Subsequent Event - Subsequent events were evaluated through April 13, 2026.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

2. Portfolio changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2025:

New Fund Name	Old Fund Name
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Invesco V.I. International Growth Fund - Series I	Invesco Oppenheimer VI International Growth Fund - Series I
Invesco V.I. International Growth Fund - Series II	Invesco Oppenheimer VI International Growth Fund - Series II
In 2025, there were no sub-accounts that were opened, merged, or closed.
3.    Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
    Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gains distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2025. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.
New Accounting Pronouncements Improvements to Reportable Segment Disclosures - Effective for the annual reporting period ended December 31, 2024, the Account adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The adoption of the ASU impacted only the financial statement disclosures and did not affect the Account’s net assets or the results of its operations.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active;
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.
5.    Expenses
Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 12 years depending upon the policy, and varies based upon several variables including the policyholder’s age and account value at the time of surrender. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. These amounts are included in payments on terminations and reported on the Statements of Changes in Net Assets.
Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

Product	Cost of insurance	Administrative expense charge (per $1,000 initial face amount)	Policy fee	Mortality and expense risk charge (as a % of total monthly sub-account value)
Investor’s Select	Varies	Years 1 - 12: .20% of policy value; 0% thereafter (deducted annually)	$5.00	Annual rate 0.70% (deducted daily)
Consultant SL	Varies	Years 1 - 7: $1.44; $0 thereafter	$7.50	Years 1 - 14: 0.72%; 0.36% thereafter
Consultant	Varies	N/A	$7.50	Years 1 - 14: 0.72%; 0.36% thereafter
Consultant Protector	Varies	Annual rate: Years 1 - 20: 0.3504%; 0.1992% thereafter	$10.00	Annual rate years 1 - 14: 0.55%; 0.15% thereafter
Consultant Accumulator	Varies	Minimum $0.25 Maximum $2.50	$10.00	Annual rate years 1-10: 0.55%; 0.15% thereafter
Total Accumulator	Varies	$0.09 per $1,000 on the first $100,000	$15.00	Monthly rate years 1-10: 0.058%; 0.024% thereafter

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Cost of Insurance - On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder’s death benefit amount and account value. The cost of insurance is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.
Administrative Expense Charge - Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured person’s risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.
Policy Fee - On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.
Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for the Investor’s Select product is recognized as a reduction in the accumulated unit value, reported on the Statement of Operations, while the mortality and expense risk charge for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator products are recognized as redemption of units, and are included in policy maintenance charge reported on the Statements of Changes in Net Assets.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6.    Purchases of Investments
The cost of investments purchased during the year ended December 31, 2025 was as follows:

Sub-Account	Purchases
AB VPS Discovery Value Portfolio - Class A	$185,372
AB VPS International Value Class A	69,367
AB VPS Relative Value Portfolio - Class A	139,019
AB VPS Small Cap Growth Class A	103,611
Alger Balanced Class I-2	137,582
Alger Capital Appreciation Class I-2	11,833,211
Alger Income & Growth Class I-2	1,323,413
Alger Large Cap Growth Class I-2	3,216,533
Alger MidCap Growth Class I-2	401,635
Alger SmallCap Growth Class I-2	347,324
Allspring VT Discovery SMID Cap Growth Fund	181,228
Allspring VT Opportunity FundSM	1,288,745
DWS Core Equity VIP Class A	451,233
DWS CROCI® International VIP Class A	126,886
DWS Equity 500 Index VIP Class A	848,208
Global Income Builder VIP Class A II	794,457
DWS Global Small Cap VIP Class A	473,261
DWS Small Cap Index VIP Class A	210,804
Federated Hermes Fund for U.S. Government Securities II	474,760
Federated Hermes High Income Bond Fund II Class P	726,771
Federated Hermes Managed Volatility Fund II Class P	252,848
Fidelity® VIP Asset Manager 50% Portfolio Initial Class*	991,338
Fidelity® VIP ContrafundSM Portfolio Initial Class	24,677,652
Fidelity® VIP Emerging Markets Portfolio Initial Class	115,468
Fidelity® VIP Equity-Income PortfolioSM Initial Class	4,588,039
Fidelity® VIP Government Money Market Portfolio Initial Class	8,005,540
Fidelity® VIP Growth & Income Portfolio Initial Class	273,431
Fidelity® VIP Growth Portfolio Initial Class	15,888,201
Fidelity® VIP High Income Portfolio Initial Class	131,300
Fidelity® VIP Index 500 Portfolio Initial Class	2,819,704
Fidelity® VIP Index 500 Portfolio Service Class	855,969
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	837,653
Fidelity® VIP Mid Cap Portfolio Initial Class	874,616
Fidelity® VIP Overseas Portfolio Initial Class	2,757,696
Fidelity® VIP Real Estate Portfolio Initial Class	401,937
Fidelity® VIP Value Strategies Portfolio Initial Class	90,159
Franklin Templeton Global Bond VIP Fund Class 1	106,643
Franklin Templeton Income VIP Fund Class 1	185,605
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	295,140
Franklin Templeton Mutual Shares VIP Fund Class 1	145,949
Franklin Templeton Small Cap Value VIP Fund Class 1	295,292

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	$169,708
Franklin Templeton Strategic Income VIP Fund Class 1	102,879
Franklin Templeton U.S. Government Securities VIP Fund Class 1	62,527
Invesco V.I International Growth Fund Series I*	395,938
Invesco V.I International Growth Fund Series II*	165,063
Invesco V.I. American Franchise	445,703
Invesco V.I. American Value	4,002,827
Invesco V.I. Core Equity	99,592
Invesco V.I. Core Plus Bond Fund - Series I	51,307
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	765,540
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	337,844
Invesco V.I. Equity and Income	67,405
Invesco V.I. Global Fund - Series I	433,321
Invesco V.I. Global Fund - Series II	3,277,315
Invesco V.I. Global Strategic Income - Fund Series I	44,493
Invesco V.I. Government Securities	142,777
Invesco V.I. Growth and Income Fund Series I	955,487
Invesco V.I. Growth and Income Fund Series II	622,420
Invesco V.I. High Yield	57,571
Invesco V.I. Main Street Fund® - Series I	115,641
Invesco V.I. Main Street Mid Cap Fund - Series I	437,298
Invesco V.I. Main Street Small Cap Fund® - Series I	2,114,201
Invesco V.I. Main Street Small Cap Fund® - Series II	1,684,118
Janus Henderson Balanced Portfolio Institutional Shares	3,394,043
Janus Henderson Balanced Portfolio Service Shares	715,520
Janus Henderson Enterprise Portfolio Institutional Shares	5,491,771
Janus Henderson Flexible Bond Portfolio Institutional Shares	590,087
Janus Henderson Forty Portfolio Institutional Shares	2,204,272
Janus Henderson Global Research Portfolio Institutional Shares	4,405,507
Janus Henderson Global Research Portfolio Service Shares	311,567
Janus Henderson Global Technology Portfolio Institutional Shares	411,500
Janus Henderson Mid Cap Value Portfolio Institutional Shares	160,614
Janus Henderson Mid Cap Value Portfolio Service Shares	810,128
Janus Henderson Overseas Portfolio Institutional Shares	78,636
Janus Henderson Overseas Portfolio Service Shares	268,184
Janus Henderson Research Portfolio Institutional Shares	4,799,754
Lazard Retirement Emerging Markets Equity Portfolio	113,211
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	1,445,046
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	256,342
MFS® High Yield Portfolio Initial Class	190,025
MFS® Investors Trust Series Initial Class	3,113,304
MFS® Mass Investors Growth Stock Portfolio Initial Class	303,049
MFS® New Discovery Series Initial Class	285,538
MFS® Total Return Series Initial Class	1,615,125
MFS® Utilities Series Initial Class	305,704

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

MFS® Value Series Initial Class	$372,747
MFS® VIT Growth Series Initial Class	2,994,804
MFS® VIT New Discovery Series Service Class	17,033
MFS® VIT Research Series Initial Class	1,760,813
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	132,667
Morgan Stanley VIF Growth Portfolio Class I	410,527
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	1,969,254
Morningstar Balanced ETF Asset Allocation Portfolio Class I	2,670,067
Morningstar Conservative ETF Asset Allocation Portfolio Class I	96,757
Morningstar Growth ETF Asset Allocation Portfolio Class I	2,956,875
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	372,538
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	285,165
PIMCO VIT Real Return Portfolio Admin. Shares	371,974
PIMCO VIT Total Return Portfolio Admin. Shares	1,136,491
Putnam VT High Yield Fund Class IA	123,196
Putnam VT International Value Fund Class IA	61,293
Putnam VT International Value Fund Class IB	323,034
T. Rowe Price All-Cap Opportunities Portfolio - I	804,263
T. Rowe Price Blue Chip Growth Portfolio I	1,392,259
T. Rowe Price Equity Income Portfolio I	4,623,325
T. Rowe Price International Stock I	792,138
T. Rowe Price Mid-Cap Growth I	2,543,588
VanEck VIP Emerging Markets Fund Initial Class	169,943
VanEck VIP Global Resources Fund Initial Class	239,383
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2025.
7. Financial Highlights
    Lincoln Benefit offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios.
    In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each policy option of the sub-accounts that had outstanding units during the period. Only rider options within each sub-account that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

    Items in the following table are notated as follows:
*Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.
**Expense Ratio - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
***Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
AB VPS Discovery Value Portfolio - Class A
2025	26	$39.97	-	$39.97	$1,021	0.84%	0.00 - 0.00%	2.89	-	2.89%
2024	27	38.85	-	38.85	1,068	0.87	0.00 - 0.00	10.02	-	10.02
2023	27	35.31	-	35.31	968	1.07	0.00 - 0.00	17.18	-	17.18
2022	28	30.14	-	30.14	840	1.10	0.00 - 0.00	(15.63)	-	(15.63)
2021	29	35.72	-	35.72	1,021	0.78	0.00 - 0.00	35.95	-	35.95
AB VPS International Value Class A
2025	31	14.11	-	14.11	432	2.53	0.00 - 0.00	41.70	-	41.70
2024	35	9.96	-	9.96	347	2.7	0.00 - 0.00	5.07	-	5.07
2023	33	9.48	-	9.48	313	0.8	0.00 - 0.00	15.15	-	15.15
2022	35	8.23	-	8.23	287	4.73	0.00 - 0.00	(13.61)	-	(13.61)
2021	33	9.53	-	9.53	314	2.06	0.00 - 0.00	11.08	-	11.08
AB VPS Relative Value Portfolio - Class A
2025	21	45.18	-	45.18	938	1.10	0.00 - 0.00	10.47	-	10.47
2024	22	40.90	-	40.90	901	1.44	0.00 - 0.00	13.02	-	13.02
2023	23	36.18	-	36.18	822	1.54	0.00 - 0.00	12.03	-	12.03
2022	24	32.3	-	32.30	780	1.4	0.00 - 0.00	(4.19)	-	(4.19)
2021	25	33.71	-	33.71	853	0.81	0.00 - 0.00	28.16	-	28.16

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	AB VPS Small Cap Growth Class A
2025	31	$58.33	-	$58.33	$1,797	—%	0.00 - 0.00%	4.80	-	4.80%
2024	31	55.66	-	55.66	1,747	0.24	0.00 - 0.00	18.64	-	18.64
2023	32	46.91	-	46.91	1,510	—	0.00 - 0.00	18.02	-	18.02
2022	31	39.75	-	39.75	1,219	—	0.00 - 0.00	(39.09)	-	(39.09)
2021	28	65.26	-	65.26	1,825	—	0.00 - 0.00	9.46	-	9.46
	Alger Balanced Class I-2
2025	21	37.12	-	37.12	793	2.78	0.00 - 0.00	16.15	-	16.15
2024	23	31.96	-	31.96	747	—	0.00 - 0.00	17.06	-	17.06
2023	25	27.30	-	27.30	677	1.49	0.00 - 0.00	17.43	-	17.43
2022	25	23.25	-	23.25	587	1.17	0.00 - 0.00	(11.31)	-	(11.31)
2021	27	26.21	-	26.21	710	0.85	0.00 - 0.00	19.12	-	19.12
	Alger Capital Appreciation Class I-2
2025	343	107.64	-	245.74	68,281	—	0.00 - 0.00	32.87	-	32.87
2024	373	81.01	-	184.95	55,639	—	0.00 - 0.00	48.13	-	48.13
2023	407	54.69	-	124.85	40,806	—	0.00 - 0.00	43.13	-	43.13
2022	429	38.21	-	87.23	30,109	—	0.00 - 0.00	(36.52)	-	(36.52)
2021	423	60.19	-	137.42	47,552	—	0.00 - 0.00	19.13	-	19.13
	Alger Income & Growth Class I-2
2025	95	103.55	-	103.55	9,886	1.58	0.00 - 0.00	20.82	-	20.82
2024	109	85.71	-	85.71	9,345	0.59	0.00 - 0.00	22.66	-	22.66
2023	115	69.87	-	69.87	8,055	1.39	0.00 - 0.00	23.93	-	23.93
2022	125	56.38	-	56.38	7,056	1.41	0.00 - 0.00	(14.98)	-	(14.98)
2021	133	66.32	-	66.32	8,842	1.15	0.00 - 0.00	31.66	-	31.66
	Alger Large Cap Growth Class I-2
2025	256	76.45	-	114.84	28,382	—	0.00 - 0.00	30.27	-	30.27
2024	289	58.69	-	88.15	24,587	—	0.00 - 0.00	42.89	-	42.89
2023	311	41.07	-	61.69	18,577	—	0.00 - 0.00	32.67	-	32.67
2022	329	30.96	-	46.50	14,789	—	0.00 - 0.00	(38.65)	-	(38.65)
2021	337	50.47	-	75.80	24,747	—	0.00 - 0.00	11.84	-	11.84
	Alger MidCap Growth Class I-2
2025	455	40.44	-	102.87	42,653	—	0.00 - 0.00	16.76	-	16.76
2024	492	34.64	-	88.10	39,428	—	0.00 - 0.00	21.07	-	21.07
2023	526	28.61	-	72.77	34,491	—	0.00 - 0.00	23.17	-	23.17
2022	545	23.23	-	59.08	29,115	—	0.00 - 0.00	(36.07)	-	(36.07)
2021	530	36.33	-	92.42	44,726	—	0.00 - 0.00	4.20	-	4.20
	Alger SmallCap Growth Class I-2
2025	147	54.23	-	54.23	7,971	—	0.00 - 0.00	5.91	-	5.91
2024	154	51.21	-	51.21	7,864	0.38	0.00 - 0.00	8.13	-	8.13
2023	162	47.36	-	47.36	7,674	—	0.00 - 0.00	16.49	-	16.49
2022	164	40.65	-	40.65	6,671	—	0.00 - 0.00	(38.01)	-	(38.01)
2021	162	65.58	-	65.58	10,594	—	0.00 - 0.00	(6.06)	-	(6.06)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Allspring VT Discovery SMID Cap Growth Fund
2025	99	$74.54	-	$74.54	$7,412	—%	0.00 - 0.00%	5.39	-	5.39%
2024	108	70.73	-	70.73	7,654	—	0.00 - 0.00	18.13	-	18.13
2023	114	59.87	-	59.87	6,804	—	0.00 - 0.00	20.14	-	20.14
2022	118	49.83	-	49.83	5,901	—	0.00 - 0.00	(37.85)	-	(37.85)
2021	118	80.18	-	80.18	9,446	—	0.00 - 0.00	(5.04)	-	(5.04)
	Allspring VT Opportunity FundSM
2025	163	68.29	-	68.29	11,150	0.05	0.00 - 0.00	6.71	-	6.71
2024	172	63.99	-	63.99	10,996	0.05	0.00 - 0.00	15.05	-	15.05
2023	183	55.62	-	55.62	10,192	—	0.00 - 0.00	26.50	-	26.50
2022	195	43.97	-	43.97	8,562	—	0.00 - 0.00	(20.81)	-	(20.81)
2021	201	55.52	-	55.52	11,178	0.04	0.00 - 0.00	24.78	-	24.78
	DWS Core Equity VIP Class A
2025	47	80.37	-	80.37	3,765	0.80	0.00 - 0.00	16.83	-	16.83
2024	50	68.79	-	68.79	3,407	0.84	0.00 - 0.00	20.08	-	20.08
2023	53	57.29	-	57.29	3,010	0.95	0.00 - 0.00	25.57	-	25.57
2022	58	45.62	-	45.62	2,655	0.80	0.00 - 0.00	(15.53)	-	(15.53)
2021	60	54.01	-	54.01	3,251	0.76	0.00 - 0.00	25.30	-	25.30
	DWS CROCI® International VIP Class A
2025	91	27.70	-	27.70	2,508	2.67	0.00 - 0.00	44.90	-	44.90
2024	97	19.12	-	19.12	1,853	3.31	0.00 - 0.00	2.45	-	2.45
2023	98	18.66	-	18.66	1,834	3.28	0.00 - 0.00	18.95	-	18.95
2022	100	15.69	-	15.69	1,573	3.18	0.00 - 0.00	(13.19)	-	(13.19)
2021	103	18.07	-	18.07	1,867	2.39	0.00 - 0.00	9.24	-	9.24
	DWS Equity 500 Index VIP Class A
2025	57	120.49	-	120.49	6,926	1.11	0.00 - 0.00	17.63	-	17.63
2024	68	102.43	-	102.43	6,946	1.21	0.00 - 0.00	24.63	-	24.63
2023	72	82.19	-	82.19	5,953	1.37	0.00 - 0.00	26.00	-	26.00
2022	77	65.23	-	65.23	5,030	1.25	0.00 - 0.00	(18.34)	-	(18.34)
2021	79	79.88	-	79.88	6,346	1.43	0.00 - 0.00	28.40	-	28.40
	DWS Global Income Builder VIP Class A II
2025	133	29.03	-	33.55	4,435	4.46	0.00 - 0.70	14.99	-	15.80
2024	144	25.25	-	28.97	4,131	3.44	0.00 - 0.70	8.34	-	9.10
2023	151	23.30	-	26.56	3,970	3.16	0.00 - 0.70	14.09	-	14.89
2022	155	20.43	-	23.11	3,568	2.94	0.00 - 0.70	(15.57)	-	(14.98)
2021	163	24.19	-	27.19	4,397	2.33	0.00 - 0.70	10.18	-	10.96
	DWS Global Small Cap VIP Class A
2025	71	73.30	-	73.30	5,206	1.19	0.00 - 0.00	20.51	-	20.51
2024	73	60.83	-	60.83	4,456	1.35	0.00 - 0.00	5.76	-	5.76
2023	79	57.51	-	57.51	4,520	0.88	0.00 - 0.00	24.56	-	24.56
2022	80	46.17	-	46.17	3,678	0.55	0.00 - 0.00	(24.05)	-	(24.05)
2021	80	60.79	-	60.79	4,890	0.36	0.00 - 0.00	14.94	-	14.94

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	DWS Small Cap Index VIP Class A
2025	20	$87.74	-	$87.74	$1,744	1.37%	0.00 - 0.00%	12.64	-	12.64%
2024	22	77.90	-	77.90	1,740	1.16	0.00 - 0.00	11.15	-	11.15
2023	22	70.08	-	70.08	1,562	1.13	0.00 - 0.00	16.76	-	16.76
2022	24	60.02	-	60.02	1,413	0.92	0.00 - 0.00	(20.64)	-	(20.64)
2021	23	75.63	-	75.63	1,740	0.83	0.00 - 0.00	14.50	-	14.50
	Federated Hermes Fund for U.S. Government Securities II
2025	203	22.88	-	24.00	4,677	3.90	0.00 - 0.70	6.06	-	6.80
2024	206	21.42	-	22.63	4,448	3.47	0.00 - 0.70	(0.13)	-	0.58
2023	206	21.30	-	22.66	4,415	2.51	0.00 - 0.70	3.46	-	4.19
2022	203	20.44	-	21.90	4,185	1.86	0.00 - 0.70	(13.16)	-	(12.55)
2021	214	23.38	-	25.22	5,051	2.04	0.00 - 0.70	(2.73)	-	(2.04)
	Federated Hermes High Income Bond Fund II Class P
2025	155	43.37	-	54.32	7,073	5.89	0.00 - 0.70	7.47	-	8.23
2024	159	40.08	-	50.54	6,706	5.48	0.00 - 0.70	5.52	-	6.27
2023	163	37.71	-	47.90	6,506	5.78	0.00 - 0.70	11.93	-	12.71
2022	168	33.46	-	42.79	5,936	5.56	0.00 - 0.70	(12.39)	-	(11.78)
2021	177	37.92	-	48.85	7,136	4.85	0.00 - 0.70	4.12	-	4.85
	Federated Hermes Managed Volatility Fund II Class P
2025	76	35.63	-	49.02	3,019	2.86	0.00 - 0.70	6.29	-	7.03
2024	77	33.28	-	46.12	2,867	2.27	0.00 - 0.70	14.75	-	15.56
2023	86	28.80	-	40.20	2,771	1.86	0.00 - 0.70	7.93	-	8.68
2022	88	26.50	-	37.24	2,621	1.87	0.00 - 0.70	(14.36)	-	(13.75)
2021	94	30.73	-	43.49	3,270	1.78	0.00 - 0.70	17.68	-	18.51
	Fidelity® VIP Asset Manager 50% Portfolio Initial Class
2025	232	45.82	-	57.83	11,651	2.53	0.00 - 0.70	14.18	-	14.98
2024	242	39.85	-	50.65	10,631	2.45	0.00 - 0.70	7.74	-	8.50
2023	252	36.73	-	47.01	10,236	2.35	0.00 - 0.70	12.16	-	12.94
2022	264	32.52	-	41.91	9,524	2.09	0.00 - 0.70	(15.53)	-	(14.94)
2021	268	38.23	-	49.62	11,432	1.64	0.00 - 0.70	9.15	-	9.92
	Fidelity® VIP ContrafundSM Portfolio Initial Class
2025	1,035	69.93	-	206.01	157,065	0.14	0.00 - 0.70	20.63	-	21.48
2024	1,122	57.56	-	170.78	140,552	0.19	0.00 - 0.70	32.85	-	33.79
2023	1,221	43.02	-	128.55	114,308	0.49	0.00 - 0.70	32.52	-	33.45
2022	1,297	32.24	-	97.00	91,201	0.51	0.00 - 0.70	(26.83)	-	(26.31)
2021	1,354	43.75	-	132.56	129,298	0.06	0.00 - 0.70	26.94	-	27.83
	Fidelity® VIP Emerging Markets Portfolio Initial Class
2025	60	27.63	-	27.63	1,663	1.92	0.00 - 0.00	41.20	-	41.20
2024	67	19.57	-	19.57	1,310	1.47	0.00 - 0.00	10.04	-	10.04
2023	65	17.78	-	17.78	1,158	2.36	0.00 - 0.00	9.66	-	9.66
2022	62	16.22	-	16.22	998	1.78	0.00 - 0.00	(20.11)	-	(20.11)
2021	58	20.30	-	20.30	1,173	2.14	0.00 - 0.00	(2.24)	-	(2.24)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Fidelity® VIP Equity-Income PortfolioSM Initial Class
2025	664	$41.89	-	$128.55	$56,047	1.80%	0.00 - 0.70%	18.19	-	19.02%
2024	712	35.19	-	108.77	50,908	1.76	0.00 - 0.70	14.54	-	15.35
2023	762	30.51	-	94.96	47,488	1.93	0.00 - 0.70	9.88	-	10.65
2022	801	27.57	-	86.42	45,381	1.88	0.00 - 0.70	(5.62)	-	(4.96)
2021	855	29.01	-	91.57	51,018	1.90	0.00 - 0.70	24.02	-	24.89
	Fidelity® VIP Government Money Market Portfolio Initial Class
2025	2,423	12.60	-	18.11	42,214	4.05	0.00 - 0.70	3.41	-	4.13
2024	2,418	12.10	-	17.52	40,482	4.96	0.00 - 0.70	4.37	-	5.10
2023	1,992	11.51	-	16.78	31,721	4.78	0.00 - 0.70	4.16	-	4.89
2022	2,166	10.97	-	16.11	33,024	1.42	0.00 - 0.70	0.73	-	1.44
2021	2,074	10.82	-	16.00	31,214	0.01	0.00 - 0.70	(0.69)	-	0.01
	Fidelity® VIP Growth & Income Portfolio Initial Class
2025	38	56.52	-	56.52	2,150	1.51	0.00 - 0.00	21.50	-	21.50
2024	44	46.52	-	46.52	2,058	1.45	0.00 - 0.00	22.21	-	22.21
2023	47	38.06	-	38.06	1,775	1.69	0.00 - 0.00	18.72	-	18.72
2022	48	32.06	-	32.06	1,548	1.72	0.00 - 0.00	(4.95)	-	(4.95)
2021	48	33.73	-	33.73	1,632	2.39	0.00 - 0.00	25.95	-	25.95
	Fidelity® VIP Growth Portfolio Initial Class
2025	802	85.18	-	230.13	117,888	0.29	0.00 - 0.70	14.10	-	14.90
2024	861	74.14	-	201.70	110,756	—	0.00 - 0.70	29.48	-	30.39
2023	928	56.86	-	155.78	91,737	0.13	0.00 - 0.70	35.29	-	36.24
2022	974	41.73	-	115.15	70,854	0.61	0.00 - 0.70	(24.98)	-	(24.46)
2021	1,007	55.24	-	153.49	97,340	—	0.00 - 0.70	22.36	-	23.21
	Fidelity® VIP High Income Portfolio Initial Class
2025	38	25.66	-	25.66	970	6.62	0.00 - 0.00	10.36	-	10.36
2024	39	23.25	-	23.25	914	6.31	0.00 - 0.00	8.97	-	8.97
2023	38	21.33	-	21.33	805	5.88	0.00 - 0.00	10.48	-	10.48
2022	36	19.31	-	19.31	702	5.18	0.00 - 0.00	(11.37)	-	(11.37)
2021	36	21.79	-	21.79	789	5.23	0.00 - 0.00	4.41	-	4.41
	Fidelity® VIP Index 500 Portfolio Initial Class
2025	1,223	82.07	-	100.85	121,739	1.15	0.00 - 0.70	16.95	-	17.78
2024	1,312	70.17	-	85.63	110,726	1.28	0.00 - 0.70	24.02	-	24.90
2023	1,396	56.58	-	68.56	94,208	1.47	0.00 - 0.70	25.32	-	26.19
2022	1,483	45.15	-	54.33	79,228	1.46	0.00 - 0.70	(18.78)	-	(18.21)
2021	1,552	55.59	-	66.43	101,396	1.26	0.00 - 0.70	27.68	-	28.58
	Fidelity® VIP Index 500 Portfolio Service Class
2025	278	66.24	-	66.24	18,391	1.08	0.00 - 0.00	17.66	-	17.66
2024	297	56.30	-	56.30	16,701	1.18	0.00 - 0.00	24.77	-	24.77
2023	310	45.12	-	45.12	13,999	1.40	0.00 - 0.00	26.07	-	26.07
2022	316	35.79	-	35.79	11,295	1.39	0.00 - 0.00	(18.30)	-	(18.30)
2021	317	43.80	-	43.80	13,878	1.18	0.00 - 0.00	28.45	-	28.45

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
2025	410	$18.36	-	$22.34	$8,896	3.60%	0.00 - 0.00%	7.22	-	7.22%
2024	412	17.13	-	20.83	8,342	3.54	0.00 - 0.00	1.79	-	1.79
2023	404	16.83	-	20.47	8,022	2.66	0.00 - 0.00	6.20	-	6.20
2022	393	15.84	-	19.27	7,355	2.30	0.00 - 0.00	(12.96)	-	(12.96)
2021	392	18.20	-	22.14	8,431	2.06	0.00 - 0.00	(0.61)	-	(0.61)
	Fidelity® VIP Mid Cap Portfolio Initial Class
2025	129	45.89	-	45.89	5,897	0.44	0.00 - 0.00	11.75	-	11.75
2024	134	41.06	-	41.06	5,507	0.55	0.00 - 0.00	17.49	-	17.49
2023	146	34.95	-	34.95	5,111	0.62	0.00 - 0.00	15.08	-	15.08
2022	144	30.37	-	30.37	4,361	0.50	0.00 - 0.00	(14.74)	-	(14.74)
2021	147	35.62	-	35.62	5,254	0.62	0.00 - 0.00	25.60	-	25.60
	Fidelity® VIP Overseas Portfolio Initial Class
2025	446	44.03	-	49.67	20,029	1.59	0.00 - 0.70	19.55	-	20.39
2024	478	36.57	-	41.55	17,880	1.63	0.00 - 0.70	4.32	-	5.05
2023	501	34.81	-	39.83	17,862	1.05	0.00 - 0.70	19.67	-	20.51
2022	525	28.89	-	33.28	15,551	1.09	0.00 - 0.70	(25.01)	-	(24.48)
2021	526	38.26	-	44.38	20,697	0.53	0.00 - 0.70	18.86	-	19.70
	Fidelity® VIP Real Estate Portfolio Initial Class
2025	132	24.75	-	24.75	3,262	2.05	0.00 - 0.00	3.10	-	3.10
2024	133	24.00	-	24.00	3,201	4.11	0.00 - 0.00	6.52	-	6.52
2023	133	22.53	-	22.53	2,991	2.54	0.00 - 0.00	11.19	-	11.19
2022	123	20.26	-	20.26	2,483	1.36	0.00 - 0.00	(27.51)	-	(27.51)
2021	119	27.95	-	27.95	3,336	1.17	0.00 - 0.00	38.99	-	38.99
	Fidelity® VIP Value Strategies Portfolio Initial Class
2025	13	45.19	-	45.19	595	1.08	0.00 - 0.00	7.99	-	7.99
2024	16	41.84	-	41.84	654	1.08	0.00 - 0.00	9.40	-	9.40
2023	16	38.25	-	38.25	620	1.20	0.00 - 0.00	20.85	-	20.85
2022	18	31.65	-	31.65	558	1.30	0.00 - 0.00	(7.03)	-	(7.03)
2021	15	34.04	-	34.04	522	1.57	0.00 - 0.00	33.60	-	33.60
	Franklin Templeton Global Bond VIP Fund Class 1
2025	72	15.96	-	15.96	1,157	—	0.00 - 0.00	16.09	-	16.09
2024	72	13.75	-	13.75	983	—	0.00 - 0.00	(11.13)	-	(11.13)
2023	69	15.47	-	15.47	1,067	—	0.00 - 0.00	3.19	-	3.19
2022	64	14.99	-	14.99	960	—	0.00 - 0.00	(4.85)	-	(4.85)
2021	65	15.75	-	15.75	1,027	—	0.00 - 0.00	(4.62)	-	(4.62)
	Franklin Templeton Income VIP Fund Class 1
2025	49	28.78	-	28.78	1,412	5.04	0.00 - 0.00	12.87	-	12.87
2024	49	25.50	-	25.50	1,259	5.15	0.00 - 0.00	7.46	-	7.46
2023	51	23.73	-	23.73	1,203	5.20	0.00 - 0.00	8.87	-	8.87
2022	50	21.80	-	21.80	1,092	4.91	0.00 - 0.00	(5.24)	-	(5.24)
2021	52	23.00	-	23.00	1,186	4.66	0.00 - 0.00	17.00	-	17.00

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Franklin Templeton Mutual Global Discovery VIP Fund Class 1
2025	54	$34.90	-	$34.90	$1,890	2.05%	0.00 - 0.00%	23.62	-	23.62%
2024	58	28.23	-	28.23	1,650	1.94	0.00 - 0.00	4.98	-	4.98
2023	57	26.89	-	26.89	1,544	2.70	0.00 - 0.00	20.55	-	20.55
2022	59	22.31	-	22.31	1,313	1.65	0.00 - 0.00	(4.52)	-	(4.52)
2021	60	23.36	-	23.36	1,392	2.84	0.00 - 0.00	19.43	-	19.43
	Franklin Templeton Mutual Shares VIP Fund Class 1
2025	27	29.63	-	29.63	794	2.28	0.00 - 0.00	11.81	-	11.81
2024	27	26.50	-	26.50	707	2.20	0.00 - 0.00	11.50	-	11.50
2023	28	23.77	-	23.77	673	2.18	0.00 - 0.00	13.73	-	13.73
2022	28	20.90	-	20.90	577	2.15	0.00 - 0.00	(7.15)	-	(7.15)
2021	29	22.51	-	22.51	651	3.05	0.00 - 0.00	19.52	-	19.52
	Franklin Templeton Small Cap Value VIP Fund Class 1
2025	53	41.88	-	41.88	2,211	1.24	0.00 - 0.00	7.90	-	7.90
2024	53	38.82	-	38.82	2,055	1.09	0.00 - 0.00	12.01	-	12.01
2023	54	34.65	-	34.65	1,866	0.74	0.00 - 0.00	13.02	-	13.02
2022	55	30.66	-	30.66	1,683	1.23	0.00 - 0.00	(9.82)	-	(9.82)
2021	59	34.00	-	34.00	1,998	1.13	0.00 - 0.00	25.67	-	25.67
	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
2025	34	45.61	-	45.61	1,567	—	0.00 - 0.00	2.70	-	2.70
2024	36	44.41	-	44.41	1,597	—	0.00 - 0.00	11.31	-	11.31
2023	41	39.89	-	39.89	1,628	—	0.00 - 0.00	27.12	-	27.12
2022	40	31.38	-	31.38	1,266	—	0.00 - 0.00	(33.52)	-	(33.52)
2021	38	47.21	-	47.21	1,776	—	0.00 - 0.00	10.25	-	10.25
	Franklin Templeton Strategic Income VIP Fund Class 1
2025	42	20.05	-	20.05	836	4.80	0.00 - 0.00	7.42	-	7.42
2024	40	18.66	-	18.66	745	4.35	0.00 - 0.00	4.32	-	4.32
2023	41	17.89	-	17.89	735	4.60	0.00 - 0.00	8.37	-	8.37
2022	39	16.51	-	16.51	639	4.43	0.00 - 0.00	(10.46)	-	(10.46)
2021	40	18.44	-	18.44	733	3.45	0.00 - 0.00	2.28	-	2.28
	Franklin Templeton U.S. Government Securities VIP Fund Class 1
2025	43	14.58	-	14.58	629	3.45	0.00 - 0.00	7.01	-	7.01
2024	43	13.62	-	13.62	579	3.16	0.00 - 0.00	1.50	-	1.50
2023	40	13.42	-	13.42	532	2.91	0.00 - 0.00	4.76	-	4.76
2022	38	12.81	-	12.81	490	2.64	0.00 - 0.00	(9.50)	-	(9.50)
2021	39	14.16	-	14.16	557	2.63	0.00 - 0.00	(1.62)	-	(1.62)
	Invesco V.I. International Growth Fund Series I
2025	67	22.60	-	74.42	2,455	0.35	0.00 - 0.00	16.32	-	16.32
2024	72	19.43	-	63.98	2,239	0.65	0.00 - 0.00	(1.67)	-	(1.67)
2023	76	19.76	-	65.07	2,369	0.61	0.00 - 0.00	21.06	-	21.06
2022	80	16.32	-	53.75	2,038	—	0.00 - 0.00	(27.13)	-	(27.13)
2021	78	22.39	-	73.76	2,759	—	0.00 - 0.00	10.22	-	10.22

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Invesco V.I. International Growth Fund Series II
2025	31	$35.58	-	$35.58	$1,096	0.06%	0.70 - 0.70%	14.73	-	14.73%
2024	42	31.01	-	31.01	1,294	0.34	0.70 - 0.70	(2.50)	-	(2.50)
2023	48	31.81	-	31.81	1,541	0.28	0.70 - 0.70	19.80	-	19.80
2022	51	26.55	-	26.55	1,367	—	0.70 - 0.70	(27.67)	-	(27.67)
2021	55	36.71	-	36.71	2,005	—	0.70 - 0.70	9.35	-	9.35
	Invesco V.I. American Franchise
2025	63	62.22	-	62.22	3,897	—	0.00 - 0.00	11.66	-	11.66
2024	71	55.72	-	55.72	3,969	—	0.00 - 0.00	34.89	-	34.89
2023	77	41.31	-	41.31	3,174	—	0.00 - 0.00	40.93	-	40.93
2022	84	29.31	-	29.31	2,456	—	0.00 - 0.00	(31.11)	-	(31.11)
2021	86	42.55	-	42.55	3,655	—	0.00 - 0.00	11.93	-	11.93
	Invesco V.I. American Value (On April 30 2021 Invesco V.I.Value Opportunity merged into Invesco V.I. American Value)
2025	313	52.36	-	84.36	24,988	0.46	0.00 - 0.70	20.16	-	21.00
2024	347	43.27	-	69.72	22,839	1.00	0.00 - 0.70	29.50	-	30.41
2023	376	33.18	-	46.58	19,023	0.64	0.00 - 0.70	14.80	-	15.60
2022	397	28.70	-	40.58	17,408	0.76	0.00 - 0.70	(3.29)	-	(2.61)
2021	420	29.47	-	41.96	18,979	0.51	0.00 - 0.70	27.06	-	27.95
	Invesco V.I. Core Equity
2025	19	52.69	-	52.69	994	0.66	0.00 - 0.00	16.17	-	16.17
2024	20	45.35	-	45.35	900	0.71	0.00 - 0.00	25.61	-	25.61
2023	20	36.11	-	36.11	737	0.75	0.00 - 0.00	23.36	-	23.36
2022	21	29.27	-	29.27	628	0.91	0.00 - 0.00	(20.55)	-	(20.55)
2021	23	36.84	-	36.84	830	0.67	0.00 - 0.00	27.74	-	27.74
	Invesco V.I. Core Plus Bond Fund - Series I (Fund commenced operations on April 29, 2022) (On April 29, 2022, Invesco V.I. Core Bond Fund - Series I merged into Invesco V.I Core Plus Bond Fund - Series I)
2025	40	11.15	-	11.15	446	4.34	0.00 - 0.00	7.09	-	7.09
2024	39	10.41	-	10.41	405	3.84	0.00 - 0.00	3.06	-	3.06
2023	36	10.10	-	10.10	363	2.66	0.00 - 0.00	6.14	-	6.14
2022	34	9.52	-	9.52	328	0.59	0.00 - 0.00	(4.31)	-	(4.31)
	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
2025	115	59.26	-	59.26	6,830	—	0.00 - 0.00	4.79	-	4.79
2024	120	56.55	-	56.55	6,789	—	0.00 - 0.00	24.23	-	24.23
2023	128	45.52	-	45.52	5,838	—	0.00 - 0.00	13.15	-	13.15
2022	133	40.23	-	40.23	5,332	—	0.00 - 0.00	(30.98)	-	(30.98)
2021	135	58.29	-	58.29	7,859	—	0.00 - 0.00	19.10	-	19.10
	Invesco V.I. Discovery Mid Cap Growth Fund - Series II
2025	115	17.00	-	17.69	1,995	—	0.00 - 0.70	3.80	-	4.53
2024	121	16.38	-	16.92	2,009	—	0.00 - 0.70	23.05	-	23.92
2023	133	13.31	-	13.66	1,796	—	0.00 - 0.70	12.07	-	12.85
2022	134	11.88	-	12.10	1,605	—	0.00 - 0.70	(31.61)	-	(31.13)
2021	141	17.37	-	17.57	2,464	—	0.00 - 0.70	17.96	-	18.79
	Invesco V.I. Equity and Income (Fund commenced operations on April 25, 2024) (On April 25, 2024 Invesco V.I. Conservative Balance Fund - Series I merged into Invesco V.I. Equity and Income)
2025	44	12.14	-	12.14	528	1.98	0.00 - 0.00	12.81	-	12.81
2024	53	10.76	-	10.76	566	1.80	0.00 - 0.00	7.61	-	7.61

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Invesco V.I. Global Fund - Series I
2025	47	$43.22	-	$43.22	$2,050	—%	0.00 - 0.00%	15.32	-	15.32%
2024	50	37.48	-	37.48	1,868	—	0.00 - 0.00	16.07	-	16.07
2023	55	32.29	-	32.29	1,774	0.23	0.00 - 0.00	34.73	-	34.73
2022	59	23.97	-	23.97	1,425	—	0.00 - 0.00	(31.76)	-	(31.76)
2021	55	35.12	-	35.12	1,924	—	0.00 - 0.00	15.49	-	15.49
	Invesco V.I. Global Fund - Series II
2025	252	66.01	-	66.01	16,604	—	0.00 - 0.00	15.01	-	15.01
2024	265	57.39	-	57.39	15,234	—	0.00 - 0.00	15.78	-	15.78
2023	283	49.57	-	49.57	14,029	—	0.00 - 0.00	34.45	-	34.45
2022	299	36.87	-	36.87	11,015	—	0.00 - 0.00	(31.94)	-	(31.94)
2021	290	54.17	-	54.17	15,705	—	0.00 - 0.00	15.17	-	15.17
	Invesco V.I. Global Strategic Income - Fund Series I
2025	21	17.57	-	17.57	365	5.46	0.00 - 0.00	12.98	-	12.98
2024	24	15.55	-	15.55	370	3.18	0.00 - 0.00	3.16	-	3.16
2023	22	15.08	-	15.08	327	—	0.00 - 0.00	8.88	-	8.88
2022	20	13.85	-	13.85	280	—	0.00 - 0.00	(11.46)	-	(11.46)
2021	20	15.64	-	15.64	313	4.88	0.00 - 0.00	(3.41)	-	(3.41)
	Invesco V.I. Government Securities
2025	100	13.06	-	13.06	1,301	3.13	0.00 - 0.00	7.37	-	7.37
2024	105	12.16	-	12.16	1,276	2.55	0.00 - 0.00	1.72	-	1.72
2023	106	11.96	-	11.96	1,262	2.11	0.00 - 0.00	4.62	-	4.62
2022	100	11.43	-	11.43	1,141	2.02	0.00 - 0.00	(10.29)	-	(10.29)
2021	99	12.74	-	12.74	1,263	2.51	0.00 - 0.00	(2.27)	-	(2.27)
	Invesco V.I. Growth and Income Fund Series I
2025	118	43.92	-	86.44	9,184	1.46	0.00 - 0.00	15.62	-	15.62
2024	124	37.99	-	74.76	8,363	1.48	0.00 - 0.00	16.00	-	16.00
2023	132	32.75	-	64.45	7,731	1.62	0.00 - 0.00	12.66	-	12.66
2022	136	29.07	-	57.21	7,079	1.65	0.00 - 0.00	(5.75)	-	(5.75)
2021	145	30.84	-	60.70	8,028	1.56	0.00 - 0.00	28.51	-	28.51
	Invesco V.I. Growth and Income Fund Series II
2025	100	53.79	-	63.48	5,959	1.18	0.00 - 0.70	14.49	-	15.30
2024	108	46.98	-	55.06	5,608	1.21	0.00 - 0.70	14.91	-	15.72
2023	118	40.88	-	47.58	5,321	1.30	0.00 - 0.70	11.62	-	12.40
2022	130	36.63	-	42.33	5,201	1.27	0.00 - 0.70	(6.66)	-	(6.00)
2021	143	39.24	-	45.03	6,078	1.39	0.00 - 0.70	27.29	-	28.19
	Invesco V.I. High Yield
2025	21	19.07	-	19.07	404	7.04	0.00 - 0.00	6.73	-	6.73
2024	22	17.87	-	17.87	400	5.65	0.00 - 0.00	7.73	-	7.73
2023	23	16.59	-	16.59	379	5.22	0.00 - 0.00	10.18	-	10.18
2022	24	15.06	-	15.06	359	4.69	0.00 - 0.00	(9.55)	-	(9.55)
2021	25	16.65	-	16.65	411	4.77	0.00 - 0.00	4.38	-	4.38

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Invesco V.I. Main Street Fund® - Series I
2025	44	$27.21	-	$27.21	$1,198	0.55%	0.00 - 0.00%	15.93	-	15.93%
2024	47	23.47	-	23.47	1,106	—	0.00 - 0.00	23.64	-	23.64
2023	50	18.98	-	18.98	946	0.85	0.00 - 0.00	23.22	-	23.22
2022	51	15.41	-	15.41	789	1.51	0.00 - 0.00	(20.13)	-	(20.13)
2021	51	19.29	-	19.29	976	0.72	0.00 - 0.00	27.57	-	27.57
	Invesco V.I. Main Street Mid Cap Fund - Series I
2025	71	49.96	-	49.96	3,530	0.32	0.00 - 0.00	9.19	-	9.19
2024	75	45.76	-	45.76	3,418	0.33	0.00 - 0.00	17.07	-	17.07
2023	78	39.09	-	39.09	3,068	0.29	0.00 - 0.00	14.47	-	14.47
2022	82	34.15	-	34.15	2,797	0.36	0.00 - 0.00	(14.26)	-	(14.26)
2021	83	39.83	-	39.83	3,304	0.45	0.00 - 0.00	23.24	-	23.24
	Invesco V.I. Main Street Small Cap Fund® - Series I
2025	173	51.55	-	112.78	16,740	0.45	0.00 - 0.00	8.70	-	8.70
2024	183	47.42	-	103.75	16,263	—	0.00 - 0.00	12.68	-	12.68
2023	199	42.08	-	92.07	15,397	1.16	0.00 - 0.00	18.13	-	18.13
2022	206	35.62	-	77.94	13,578	0.54	0.00 - 0.00	(15.83)	-	(15.83)
2021	215	42.33	-	92.61	16,794	0.37	0.00 - 0.00	22.55	-	22.55
	Invesco V.I. Main Street Small Cap Fund® Series II
2025	99	67.45	-	79.61	7,666	0.23	0.00 - 0.70	7.68	-	8.44
2024	107	62.64	-	73.41	7,587	—	0.00 - 0.70	11.62	-	12.41
2023	117	56.12	-	65.31	7,391	0.93	0.00 - 0.70	17.00	-	17.82
2022	116	47.96	-	55.43	6,176	0.25	0.00 - 0.70	(16.63)	-	(16.04)
2021	135	57.53	-	66.02	8,639	0.17	0.00 - 0.70	21.41	-	22.26
	Janus Henderson Balanced Portfolio Institutional Shares
2025	485	45.23	-	153.42	47,888	2.03	0.00 - 0.70	14.30	-	15.11
2024	519	39.29	-	134.22	44,460	2.08	0.00 - 0.70	14.62	-	15.43
2023	538	34.04	-	117.10	40,248	2.10	0.00 - 0.70	14.61	-	15.41
2022	571	29.50	-	102.18	37,065	1.24	0.00 - 0.70	(16.98)	-	(16.40)
2021	596	35.28	-	123.08	46,790	0.90	0.00 - 0.70	16.38	-	17.20
	Janus Henderson Balanced Portfolio Service Shares
2025	156	72.33	-	72.33	11,300	1.71	0.00 - 0.00	14.82	-	14.82
2024	171	63.00	-	63.00	10,784	1.77	0.00 - 0.00	15.15	-	15.15
2023	175	54.71	-	54.71	9,594	1.79	0.00 - 0.00	15.13	-	15.13
2022	183	47.52	-	47.52	8,676	0.97	0.00 - 0.00	(16.62)	-	(16.62)
2021	191	56.99	-	56.99	10,875	0.67	0.00 - 0.00	16.91	-	16.91
	Janus Henderson Enterprise Portfolio Institutional Shares
2025	423	60.43	-	202.85	61,505	0.20	0.00 - 0.70	6.92	-	7.67
2024	455	56.13	-	189.72	61,833	0.74	0.00 - 0.70	14.80	-	15.61
2023	490	48.55	-	165.27	57,764	0.16	0.00 - 0.70	17.25	-	18.07
2022	519	41.12	-	140.95	51,838	0.20	0.00 - 0.70	(16.53)	-	(15.94)
2021	543	48.92	-	168.86	64,851	0.32	0.00 - 0.70	16.02	-	16.83

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Janus Henderson Flexible Bond Portfolio Institutional Shares
2025	180	$19.28	-	$41.28	$5,885	5.24%	0.00 - 0.70%	6.65	-	7.40%
2024	188	17.95	-	38.71	5,754	4.91	0.00 - 0.70	1.24	-	1.96
2023	190	17.61	-	38.23	5,676	4.29	0.00 - 0.70	4.77	-	5.50
2022	193	16.69	-	36.49	5,477	2.47	0.00 - 0.70	(14.26)	-	(13.66)
2021	199	19.33	-	42.56	6,578	2.03	0.00 - 0.70	(1.59)	-	(0.90)
	Janus Henderson Forty Portfolio Institutional Shares
2025	146	71.11	-	141.69	16,378	0.07	0.00 - 0.70	17.32	-	18.14
2024	156	60.19	-	119.93	14,809	0.11	0.00 - 0.70	27.57	-	28.47
2023	171	46.85	-	81.35	12,638	0.19	0.00 - 0.70	38.99	-	39.96
2022	178	33.47	-	58.53	9,383	0.20	0.00 - 0.70	(34.02)	-	(33.55)
2021	173	50.38	-	88.70	13,847	—	0.00 - 0.70	22.04	-	22.90
	Janus Henderson Global Research Portfolio Institutional Shares
2025	574	63.73	-	119.69	45,888	0.58	0.00 - 0.70	20.07	-	20.92
2024	621	52.71	-	99.68	41,277	0.75	0.00 - 0.70	22.72	-	23.58
2023	662	42.65	-	81.23	35,743	0.93	0.00 - 0.70	25.90	-	26.78
2022	705	33.64	-	64.52	30,058	1.05	0.00 - 0.70	(19.97)	-	(19.41)
2021	737	41.74	-	80.62	39,170	0.52	0.00 - 0.70	17.27	-	18.09
	Janus Henderson Global Research Portfolio Service Shares
2025	31	76.11	-	76.11	2,340	0.42	0.00 - 0.00	20.60	-	20.60
2024	32	63.11	-	63.11	2,017	0.60	0.00 - 0.00	23.27	-	23.27
2023	33	51.20	-	51.20	1,714	0.78	0.00 - 0.00	26.47	-	26.47
2022	35	40.48	-	40.48	1,427	0.89	0.00 - 0.00	(19.61)	-	(19.61)
2021	37	50.36	-	50.36	1,843	0.37	0.00 - 0.00	17.80	-	17.80
	Janus Henderson Global Technology Portfolio Institutional Shares
2025	22	139.74	-	139.74	3,022	—	0.00 - 0.00	25.15	-	25.15
2024	25	111.66	-	111.66	2,804	—	0.00 - 0.00	32.10	-	32.10
2023	27	84.52	-	84.52	2,284	—	0.00 - 0.00	54.55	-	54.55
2022	28	54.69	-	54.69	1,509	—	0.00 - 0.00	(36.95)	-	(36.95)
2021	26	86.75	-	86.75	2,243	0.21	0.00 - 0.00	18.01	-	18.01
	Janus Henderson Mid Cap Value Portfolio Institutional Shares
2025	29	36.18	-	36.18	1,048	0.83	0.00 - 0.00	6.50	-	6.50
2024	29	33.98	-	33.98	975	0.97	0.00 - 0.00	13.11	-	13.11
2023	30	30.04	-	30.04	889	1.13	0.00 - 0.00	11.40	-	11.40
2022	30	26.97	-	26.97	822	1.31	0.00 - 0.00	(5.56)	-	(5.56)
2021	31	28.55	-	28.55	896	0.45	0.00 - 0.00	19.73	-	19.73
	Janus Henderson Mid Cap Value Portfolio Service Shares
2025	108	54.25	-	54.25	5,869	0.68	0.00 - 0.00	6.29	-	6.29
2024	110	51.04	-	51.04	5,623	0.83	0.00 - 0.00	12.80	-	12.80
2023	116	45.25	-	45.25	5,254	0.96	0.00 - 0.00	11.11	-	11.11
2022	121	40.73	-	40.73	4,940	1.16	0.00 - 0.00	(5.77)	-	(5.77)
2021	127	43.22	-	43.22	5,473	0.30	0.00 - 0.00	19.42	-	19.42

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Janus Henderson Overseas Portfolio Institutional Shares
2025	87	$18.12	-	$18.12	$1,577	1.44%	0.00 - 0.00%	28.87	-	28.87%
2024	94	14.06	-	14.06	1,315	1.39	0.00 - 0.00	5.84	-	5.84
2023	92	13.28	-	13.28	1,224	1.50	0.00 - 0.00	10.87	-	10.87
2022	105	11.98	-	11.98	1,262	1.77	0.00 - 0.00	(8.60)	-	(8.60)
2021	109	13.11	-	13.11	1,435	1.16	0.00 - 0.00	13.58	-	13.58
	Janus Henderson Overseas Portfolio Service Shares
2025	425	15.50	-	17.45	7,351	1.33	0.00 - 0.70	27.68	-	28.58
2024	447	12.14	-	13.57	6,023	1.32	0.00 - 0.70	4.84	-	5.58
2023	445	11.58	-	12.85	5,677	1.42	0.00 - 0.70	9.81	-	10.58
2022	472	10.55	-	11.62	5,437	1.68	0.00 - 0.70	(9.47)	-	(8.84)
2021	496	11.65	-	12.75	6,282	1.04	0.00 - 0.70	12.50	-	13.29
	Janus Henderson Research Portfolio Institutional Shares
2025	473	106.80	-	183.89	62,853	—	0.00 - 0.70	17.56	-	18.39
2024	515	90.21	-	156.42	57,676	0.03	0.00 - 0.70	34.36	-	35.31
2023	566	66.67	-	116.41	47,059	0.14	0.00 - 0.70	42.18	-	43.17
2022	599	46.57	-	81.88	34,809	0.16	0.00 - 0.70	(30.38)	-	(29.89)
2021	628	66.42	-	117.61	52,263	0.10	0.00 - 0.70	19.49	-	20.33
	Lazard Retirement Emerging Markets Equity Portfolio
2025	18	101.52	-	101.52	1,871	2.80	0.00 - 0.00	41.77	-	41.77
2024	20	71.61	-	71.61	1,400	3.39	0.00 - 0.00	7.43	-	7.43
2023	21	66.66	-	66.66	1,408	4.89	0.00 - 0.00	22.27	-	22.27
2022	22	54.52	-	54.52	1,202	3.35	0.00 - 0.00	(15.12)	-	(15.12)
2021	22	64.22	-	64.22	1,440	1.86	0.00 - 0.00	5.47	-	5.47
	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
2025	98	49.71	-	57.85	5,576	1.17	0.00 - 0.70	9.43	-	10.20
2024	104	45.42	-	52.49	5,371	1.24	0.00 - 0.70	7.32	-	8.08
2023	114	42.32	-	48.57	5,414	1.30	0.00 - 0.70	14.29	-	15.09
2022	104	37.03	-	42.20	4,294	1.30	0.00 - 0.70	(7.08)	-	(6.43)
2021	126	39.85	-	45.10	5,565	1.07	0.00 - 0.70	25.33	-	26.21
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
2025	83	31.39	-	31.39	2,617	6.80	0.00 - 0.00	9.96	-	9.96
2024	87	28.55	-	28.55	2,480	6.63	0.00 - 0.00	7.06	-	7.06
2023	88	26.66	-	26.66	2,352	5.75	0.00 - 0.00	10.26	-	10.26
2022	88	24.18	-	24.18	2,129	6.71	0.00 - 0.00	(13.72)	-	(13.72)
2021	89	28.03	-	28.03	2,488	4.52	0.00 - 0.00	1.33	-	1.33
	MFS® High Yield Portfolio Initial Class
2025	96	17.59	-	17.59	1,695	6.76	0.00 - 0.00	8.65	-	8.65
2024	98	16.19	-	16.19	1,583	6.25	0.00 - 0.00	6.92	-	6.92
2023	101	15.14	-	15.14	1,531	5.82	0.00 - 0.00	12.41	-	12.41
2022	102	13.47	-	13.47	1,376	5.58	0.00 - 0.00	(10.51)	-	(10.51)
2021	104	15.05	-	15.05	1,567	5.04	0.00 - 0.00	3.49	-	3.49

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	MFS® Investors Trust Series Initial Class
2025	94	$75.90	-	$75.90	$7,152	1.61%	0.00 - 0.00%	13.57	-	13.57%
2024	107	66.83	-	66.83	7,135	0.69	0.00 - 0.00	19.52	-	19.52
2023	119	55.92	-	55.92	6,680	0.73	0.00 - 0.00	18.98	-	18.98
2022	124	47.00	-	47.00	5,851	0.67	0.00 - 0.00	(16.49)	-	(16.49)
2021	131	56.28	-	56.28	7,399	0.62	0.00 - 0.00	26.81	-	26.81
	MFS® Mass Investors Growth Stock Portfolio Initial Class
2025	52	37.42	-	37.42	1,946	0.27	0.00 - 0.00	9.90	-	9.90
2024	54	34.05	-	34.05	1,845	0.34	0.00 - 0.00	16.27	-	16.27
2023	60	29.29	-	29.29	1,762	0.30	0.00 - 0.00	24.01	-	24.01
2022	67	23.62	-	23.62	1,589	0.10	0.00 - 0.00	(19.26)	-	(19.26)
2021	69	29.25	-	29.25	2,009	0.24	0.00 - 0.00	25.97	-	25.97
	MFS® New Discovery Series Initial Class
2025	121	114.89	-	114.89	13,863	—	0.00 - 0.00	12.96	-	12.96
2024	127	101.71	-	101.71	12,951	—	0.00 - 0.00	6.72	-	6.72
2023	133	95.30	-	95.30	12,719	—	0.00 - 0.00	14.41	-	14.41
2022	138	83.30	-	83.30	11,476	—	0.00 - 0.00	(29.76)	-	(29.76)
2021	137	118.59	-	118.59	16,237	—	0.00 - 0.00	1.80	-	1.80
	MFS® Total Return Series Initial Class
2025	251	57.79	-	57.79	14,480	2.70	0.00 - 0.00	11.16	-	11.16
2024	267	51.99	-	51.99	13,867	2.48	0.00 - 0.00	7.75	-	7.75
2023	282	48.25	-	48.25	13,587	2.05	0.00 - 0.00	10.44	-	10.44
2022	291	43.69	-	43.69	12,699	1.72	0.00 - 0.00	(9.58)	-	(9.58)
2021	302	48.32	-	48.32	14,581	1.79	0.00 - 0.00	14.12	-	14.12
	MFS® Utilities Series Initial Class
2025	32	117.41	-	117.41	3,799	2.90	0.00 - 0.00	15.01	-	15.01
2024	33	102.08	-	102.08	3,363	2.30	0.00 - 0.00	11.66	-	11.66
2023	36	91.42	-	91.42	3,327	3.56	0.00 - 0.00	(2.11)	-	(2.11)
2022	38	93.39	-	93.39	3,590	2.47	0.00 - 0.00	0.76	-	0.76
2021	38	92.69	-	92.69	3,477	1.75	0.00 - 0.00	14.09	-	14.09
	MFS® Value Series Initial Class
2025	49	65.42	-	65.42	3,187	1.60	0.00 - 0.00	13.01	-	13.01
2024	50	57.89	-	57.89	2,904	1.63	0.00 - 0.00	11.61	-	11.61
2023	55	51.86	-	51.86	2,860	1.66	0.00 - 0.00	7.93	-	7.93
2022	58	48.05	-	48.05	2,766	1.40	0.00 - 0.00	(5.91)	-	(5.91)
2021	60	51.07	-	51.07	3,088	1.34	0.00 - 0.00	25.45	-	25.45
	MFS® VIT Growth Series Initial Class
2025	128	123.25	-	123.25	15,819	—	0.00 - 0.00	12.19	-	12.19
2024	141	109.85	-	109.85	15,465	—	0.00 - 0.00	31.47	-	31.47
2023	153	83.56	-	83.56	12,808	—	0.00 - 0.00	35.86	-	35.86
2022	161	61.50	-	61.50	9,918	—	0.00 - 0.00	(31.63)	-	(31.63)
2021	165	89.96	-	89.96	14,814	—	0.00 - 0.00	23.53	-	23.53

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	MFS® VIT New Discovery Series Service Class
2025	11	$55.04	-	$55.04	$631	—%	0.70 - 0.70%	11.77	-	11.77%
2024	13	49.24	-	49.24	647	—	0.70 - 0.70	5.69	-	5.69
2023	15	46.59	-	46.59	698	—	0.70 - 0.70	13.46	-	13.46
2022	16	41.07	-	41.07	668	—	0.70 - 0.70	(30.48)	-	(30.48)
2021	17	59.07	-	59.07	999	—	0.70 - 0.70	0.86	-	0.86
	MFS® VIT Research Series Initial Class
2025	87	85.09	-	85.09	7,430	0.97	0.00 - 0.00	12.85	-	12.85
2024	91	75.40	-	75.40	6,841	0.60	0.00 - 0.00	18.87	-	18.87
2023	94	63.43	-	63.43	5,989	0.52	0.00 - 0.00	22.42	-	22.42
2022	96	51.81	-	51.81	4,986	0.49	0.00 - 0.00	(17.21)	-	(17.21)
2021	102	62.58	-	62.58	6,399	0.54	0.00 - 0.00	24.80	-	24.80
	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
2025	37	15.56	-	15.56	578	0.44	0.00 - 0.00	32.96	-	32.96
2024	38	11.70	-	11.70	446	1.33	0.00 - 0.00	7.82	-	7.82
2023	47	10.85	-	10.85	507	1.63	0.00 - 0.00	11.97	-	11.97
2022	51	9.69	-	9.69	496	0.43	0.00 - 0.00	(25.08)	-	(25.08)
2021	50	12.94	-	12.94	645	0.82	0.00 - 0.00	2.99	-	2.99
	Morgan Stanley VIF Growth Portfolio Class I
2025	53	107.36	-	166.40	8,209	—	0.00 - 0.70	34.77	-	35.72
2024	62	79.11	-	122.60	7,073	—	0.00 - 0.70	45.56	-	46.59
2023	70	53.96	-	72.88	5,342	—	0.00 - 0.70	47.63	-	48.66
2022	70	36.30	-	49.37	3,592	—	0.00 - 0.70	(60.35)	-	(60.07)
2021	69	90.90	-	124.49	8,916	—	0.00 - 0.70	(0.59)	-	0.10
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
2025	488	34.97	-	54.16	17,470	1.38	0.00 - 0.70	19.49	-	20.33
2024	505	29.07	-	45.01	15,030	1.50	0.00 - 0.70	14.04	-	14.85
2023	520	25.31	-	35.37	13,521	1.89	0.00 - 0.70	16.29	-	17.10
2022	532	21.61	-	30.42	11,856	1.80	0.00 - 0.70	(13.53)	-	(12.92)
2021	523	24.82	-	35.17	13,387	1.31	0.00 - 0.70	17.77	-	18.60
	Morningstar Balanced ETF Asset Allocation Portfolio Class I
2025	519	26.97	-	35.57	14,584	2.21	0.00 - 0.70	14.27	-	15.07
2024	541	23.44	-	30.91	13,250	2.08	0.00 - 0.70	9.73	-	10.50
2023	555	21.21	-	25.24	12,284	2.32	0.00 - 0.70	12.33	-	13.11
2022	569	18.75	-	22.47	11,130	2.03	0.00 - 0.70	(13.21)	-	(12.60)
2021	571	21.46	-	25.89	12,783	1.60	0.00 - 0.70	10.23	-	11.00
	Morningstar Conservative ETF Asset Allocation Portfolio Class I
2025	61	17.20	-	19.33	1,121	2.94	0.00 - 0.70	8.35	-	9.11
2024	61	15.88	-	17.72	1,037	2.51	0.00 - 0.70	4.78	-	5.52
2023	64	15.15	-	15.53	1,035	2.40	0.00 - 0.70	7.44	-	8.19
2022	74	14.10	-	14.35	1,093	1.66	0.00 - 0.70	(12.23)	-	(11.61)
2021	81	16.07	-	16.24	1,351	1.59	0.00 - 0.70	1.80	-	2.51

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Morningstar Growth ETF Asset Allocation Portfolio Class I
2025	806	$31.73	-	$46.17	$26,408	1.70%	0.00 - 0.70%	17.33	-	18.15%
2024	837	26.86	-	39.08	23,218	1.69	0.00 - 0.70	12.09	-	12.88
2023	868	23.79	-	31.24	21,402	2.05	0.00 - 0.70	14.80	-	15.61
2022	906	20.58	-	27.21	19,291	1.82	0.00 - 0.70	(13.57)	-	(12.96)
2021	934	23.64	-	31.49	22,991	1.38	0.00 - 0.70	14.29	-	15.09
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
2025	104	22.17	-	26.38	2,332	2.68	0.00 - 0.70	11.15	-	11.94
2024	110	19.80	-	23.56	2,209	2.73	0.00 - 0.70	7.44	-	8.20
2023	109	18.30	-	19.66	2,028	2.36	0.00 - 0.70	10.21	-	10.99
2022	138	16.49	-	17.83	2,375	2.17	0.00 - 0.70	(12.92)	-	(12.31)
2021	141	18.81	-	20.48	2,769	1.73	0.00 - 0.70	5.91	-	6.66
	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
2025	109	23.42	-	27.64	2,979	3.49	0.00 - 0.70	3.23	-	3.95
2024	115	22.69	-	26.59	3,005	3.61	0.00 - 0.70	4.72	-	5.46
2023	118	21.66	-	25.21	2,927	2.59	0.00 - 0.70	8.26	-	9.02
2022	120	20.01	-	23.12	2,735	1.49	0.00 - 0.70	(10.78)	-	(10.15)
2021	127	22.43	-	25.74	3,206	1.58	0.00 - 0.70	(2.64)	-	(1.96)
	PIMCO VIT Real Return Portfolio Admin. Shares
2025	196	22.27	-	22.27	4,372	3.32	0.00 - 0.00	7.85	-	7.85
2024	198	20.65	-	20.65	4,088	2.62	0.00 - 0.00	2.13	-	2.13
2023	198	20.22	-	20.22	4,010	2.99	0.00 - 0.00	3.67	-	3.67
2022	194	19.51	-	19.51	3,794	6.98	0.00 - 0.00	(11.90)	-	(11.90)
2021	205	22.14	-	22.14	4,546	4.99	0.00 - 0.00	5.59	-	5.59
	PIMCO VIT Total Return Portfolio Admin. Shares
2025	534	21.89	-	25.83	13,542	4.10	0.00 - 0.70	8.13	-	8.89
2024	552	20.24	-	23.72	12,849	4.04	0.00 - 0.70	1.81	-	2.53
2023	546	19.88	-	23.14	12,407	3.56	0.00 - 0.70	5.20	-	5.93
2022	569	18.90	-	21.84	12,218	2.61	0.00 - 0.70	(14.90)	-	(14.30)
2021	600	22.21	-	25.49	15,047	1.82	0.00 - 0.70	(1.96)	-	(1.27)
	Putnam VT High Yield Fund Class IA
2025	28	45.55	-	45.55	1,272	6.42	0.00 - 0.00	8.86	-	8.86
2024	29	41.85	-	41.85	1,194	5.89	0.00 - 0.00	8.19	-	8.19
2023	29	38.68	-	38.68	1,140	5.48	0.00 - 0.00	12.29	-	12.29
2022	31	34.44	-	34.44	1,065	5.42	0.00 - 0.00	(11.37)	-	(11.37)
2021	33	38.86	-	38.86	1,265	4.82	0.00 - 0.00	5.20	-	5.20
	Putnam VT International Value Fund Class IA
2025	14	57.82	-	57.82	830	1.36	0.00 - 0.00	35.07	-	35.07
2024	15	42.80	-	42.80	644	2.55	0.00 - 0.00	5.44	-	5.44
2023	15	40.60	-	40.60	603	1.63	0.00 - 0.00	19.08	-	19.08
2022	15	34.09	-	34.09	517	2.18	0.00 - 0.00	(6.70)	-	(6.70)
2021	16	36.54	-	36.54	567	2.41	0.00 - 0.00	15.28	-	15.28

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Putnam VT International Value Fund Class IB
2025	80	$35.21	-	$41.56	$3,221	1.27%	0.00 - 0.70%	33.74	-	34.68%
2024	91	26.33	-	30.86	2,688	2.45	0.00 - 0.70	4.48	-	5.21
2023	99	25.20	-	29.33	2,785	1.40	0.00 - 0.70	17.85	-	18.68
2022	99	21.38	-	24.71	2,364	2.04	0.00 - 0.70	(7.46)	-	(6.81)
2021	104	23.11	-	26.52	2,683	2.03	0.00 - 0.70	14.14	-	14.94
	T. Rowe Price All-Cap Opportunities Portfolio - I
2025	50	133.33	-	133.33	6,660	—	0.00 - 0.00	16.30	-	16.30
2024	59	114.64	-	114.64	6,713	0.07	0.00 - 0.00	25.16	-	25.16
2023	63	91.59	-	91.59	5,789	0.25	0.00 - 0.00	28.96	-	28.96
2022	64	71.02	-	71.02	4,567	—	0.00 - 0.00	(21.51)	-	(21.51)
2021	66	90.49	-	90.49	5,990	—	0.00 - 0.00	20.80	-	20.80
	T. Rowe Price Blue Chip Growth Portfolio I
2025	95	118.36	-	118.36	11,217	—	0.00 - 0.00	18.74	-	18.74
2024	101	99.69	-	99.69	10,053	—	0.00 - 0.00	35.51	-	35.51
2023	107	73.56	-	73.56	7,893	—	0.00 - 0.00	49.29	-	49.29
2022	119	49.28	-	49.28	5,868	—	0.00 - 0.00	(38.50)	-	(38.50)
2021	117	80.12	-	80.12	9,409	—	0.00 - 0.00	17.62	-	17.62
	T. Rowe Price Equity Income Portfolio I
2025	488	78.04	-	78.04	38,048	1.65	0.00 - 0.00	14.36	-	14.36
2024	509	68.24	-	68.24	34,706	1.83	0.00 - 0.00	11.70	-	11.70
2023	528	61.09	-	61.09	32,274	2.10	0.00 - 0.00	9.54	-	9.54
2022	544	55.77	-	55.77	30,323	1.87	0.00 - 0.00	(3.34)	-	(3.34)
2021	578	57.70	-	57.70	33,354	1.57	0.00 - 0.00	25.55	-	25.55
	T. Rowe Price International Stock I
2025	129	35.81	-	35.81	4,624	1.99	0.00 - 0.00	18.41	-	18.41
2024	134	30.24	-	30.24	4,049	0.93	0.00 - 0.00	3.25	-	3.25
2023	142	29.29	-	29.29	4,150	1.05	0.00 - 0.00	16.24	-	16.24
2022	142	25.20	-	25.20	3,571	0.75	0.00 - 0.00	(15.81)	-	(15.81)
2021	159	29.93	-	29.93	4,757	0.60	0.00 - 0.00	1.32	-	1.32
	T. Rowe Price Mid-Cap Growth I
2025	95	149.80	-	149.80	14,299	—	0.00 - 0.00	3.55	-	3.55
2024	102	144.67	-	144.67	14,747	—	0.00 - 0.00	9.32	-	9.32
2023	107	132.34	-	132.34	14,214	—	0.00 - 0.00	19.96	-	19.96
2022	109	110.32	-	110.32	12,059	—	0.00 - 0.00	(22.58)	-	(22.58)
2021	119	142.50	-	142.50	16,984	—	0.00 - 0.00	14.85	-	14.85
	VanEck VIP Emerging Markets Fund Initial Class
2025	112	48.45	-	48.45	5,440	0.73	0.00 - 0.00	29.92	-	29.92
2024	118	37.29	-	37.29	4,410	1.68	0.00 - 0.00	1.21	-	1.21
2023	120	36.85	-	36.85	4,414	3.61	0.00 - 0.00	9.77	-	9.77
2022	120	33.57	-	33.57	4,027	0.29	0.00 - 0.00	(24.37)	-	(24.37)
2021	110	44.38	-	44.38	4,897	0.92	0.00 - 0.00	(11.87)	-	(11.87)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	VanEck VIP Global Resources Fund Initial Class
2025	121	$43.48	-	$43.48	$5,262	2.54%	0.00 - 0.00%	36.48	-	36.48%
2024	127	31.86	-	31.86	4,051	2.60	0.00 - 0.00	(2.83)	-	(2.83)
2023	124	32.79	-	32.79	4,076	2.83	0.00 - 0.00	(3.58)	-	(3.58)
2022	124	34.01	-	34.01	4,226	1.66	0.00 - 0.00	8.39	-	8.39
2021	132	31.37	-	31.37	4,145	0.44	0.00 - 0.00	18.92	-	18.92

FINANCIAL STATEMENTS - STATUTORY-BASIS

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Years ended December 31, 2025 and 2024
With Reports of Independent Auditors

1

Report of Independent Auditors

The Board of Directors
Lincoln Benefit Life Company

Opinion

We have audited the statutory-basis financial statements of Lincoln Benefit Life Company (the Company), which comprise the statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2025 and 2024, and the related statements of operations, changes in capital stock and surplus and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

2

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Chicago, Illinois
April 13, 2026

3

LINCOLN BENEFIT LIFE COMPANY
STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS - STATUTORY-BASIS
DECEMBER 31, 2025 AND 2024
($’S IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

	December 31, 2025	December 31, 2024

Admitted Assets
Bonds	$6,141,754	$7,350,102
Preferred stocks	223,399	231,125
Common stocks	36,272	75,689
Mortgage loans	436,794	466,414
Contract loans	27,951	31,338
Other investments	446,046	626,633
Receivables for securities	5,718	56,948
Cash, cash equivalents and short-term investments	385,035	215,813

Total cash and invested assets	7,702,969	9,054,062

Due and accrued investment income	64,391	85,760
Current income tax recoverable	9,837	14,826
Net deferred tax asset	25,570	32,654
Deferred premium and other assets, net	375,164	280,466
Separate account assets	1,854,773	1,728,171
Total Admitted Assets	$10,032,704	$11,195,939

Liabilities, Capital Stock and Surplus
Reserves for policy benefits	3,417,827	3,791,971
Reinsurance payable	18,072	14,607
Interest maintenance reserve	61,859	79,167
Asset valuation reserve	74,029	78,537
Funds held under coinsurance	4,216,072	4,264,670
Other liabilities	73,624	93,626
Repurchase liability	119,947	912,537
Separate account liabilities	1,854,773	1,728,171
Total Liabilities	$9,836,203	$10,963,286

Capital Stock and Surplus
Common capital stock, $100 par value,
30,000 shares authorized and 25,000 shares outstanding	2,500	2,500
Surplus note	60,000	60,000
Gross paid in and contributed surplus	410,739	350,739
Unassigned deficit	(276,738)	(180,586)
Total Capital Stock and Surplus	$196,501	$232,653

Total Liabilities, Capital Stock and Surplus	$10,032,704	$11,195,939

See Notes to the Statutory-Basis Financial Statements

4

LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF OPERATIONS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 ($'S IN THOUSANDS)

	2025	2024	2023

Revenue
Premiums	$12,532	$11,325	$16,840
Net investment income	310,713	363,272	374,326
Commissions and expense allowance	50,039	56,414	63,916
Reserve adjustments on reinsurance ceded	(61,740)	(78,461)	(49,155)
Other income	4,472	22,906	22,154
Total revenue	316,016	375,456	428,081

Benefits and expenses
Benefit payments to policyholders and beneficiaries	$398,120	$447,851	$505,459
Net change to policy benefit reserves	(238,473)	(282,517)	(327,468)
Net transfers from separate accounts	(85,139)	(88,266)	(39,150)
Commissions and operating expenses	261,564	258,131	275,942
Total benefits and expenses	336,072	335,199	414,783
(Loss) Gain from operations before dividends and taxes	(20,056)	40,257	13,298
Policyholder dividends	23	17	34
(Loss) Gain from operations before taxes	(20,079)	40,240	13,264
Income tax benefit	—	—	10,273
Net (loss) gain from operations	(20,079)	40,240	2,991
Net realized capital losses	(37,878)	(30,343)	(21,390)

Net (loss) income	$(57,957)	$9,897	$(18,399)
See Notes to the Statutory-Basis Financial Statements

5

LINCOLN BENEFIT LIFE COMPANY STATEMENTS CHANGE IN CAPITAL STOCK AND SURPLUS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 ($'S IN THOUSANDS, EXCEPT SHARE AMOUNTS)

						Total
			Surplus	Paid In	Unassigned	Capital Stock
	Common Capital Stock		Notes	Surplus	Funds	and Surplus
Balance, December 31, 2022	25,000	$2,500	$60,000	$320,739	$24,566	$407,805
Net loss	—	—	—	—	(18,399)	(18,399)
Change in net unrealized capital losses	—	—	—	—	(80,794)	(80,794)
Change in net deferred income tax	—	—	—	—	35,053	35,053
Change in nonadmitted assets	—	—	—	—	(14,295)	(14,295)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	(1,065)	(1,065)
Change in asset valuation reserve	—	—	—	—	(7,892)	(7,892)
Change in ceding commission	—	—	—	—	(32,746)	(32,746)
Balance, December 31, 2023	25,000	$2,500	$60,000	$320,739	$(95,572)	$287,667
Net income	—	—	—	—	9,897	9,897
Change in net unrealized capital losses	—	—	—	—	(107,609)	(107,609)
Change in net deferred income tax	—	—	—	—	7,937	7,937
Change in nonadmitted assets	—	—	—	—	31,812	31,812
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	1,911	1,911
Change in asset valuation reserve	—	—	—	—	(2,491)	(2,491)
Change in paid in surplus	—	—	—	30,000	—	30,000
Change in ceding commission	—	—	—	—	(26,471)	(26,471)
Balance, December 31, 2024	25,000	$2,500	$60,000	$350,739	$(180,586)	$232,653
Net loss	—	—	—	—	(57,957)	(57,957)
Change in net unrealized capital losses	—	—	—	—	(79,527)	(79,527)
Change in net deferred income tax	—	—	—	—	(135,536)	(135,536)
Change in nonadmitted assets	—	—	—	—	194,898	194,898
Change in asset valuation reserve	—	—	—	—	4,507	4,507
Change in paid in surplus	—	—	—	60,000	—	60,000
Change in ceding commission	—	—	—	—	(22,537)	(22,537)
Balance, December 31, 2025	25,000	$2,500	$60,000	$410,739	$(276,738)	$196,501

See Notes to the Statutory-Basis Financial Statements

6

LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF CASH FLOWS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 ($'S IN THOUSANDS)

	2025	2024	2023

Cash flows from operating activities:
Premiums and other income received	$66,619	$77,746	$86,462
Investment income received	325,331	359,895	367,838
Benefit payments to policyholders and beneficiaries, including net transfers to/from separate accounts	(348,809)	(499,124)	(539,864)
Commissions, expenses and taxes paid	(254,488)	(249,510)	(278,874)
Net Cash Used in Operating Activities	(211,347)	(310,993)	(364,438)

Cash flows from investing activities:
Proceeds from investments sold, matured, repaid or received
Bonds	$1,325,575	$701,607	$521,499
Stocks	56,409	4,794	6,421
Mortgage loans	28,174	9,496	88,828
Repurchase agreements	—	—	74,743
Other investments	235,549	49,469	69,768
Subtotal proceeds from investments	1,645,707	765,366	761,259

Cost of investments acquired:
Bonds	142,046	119,025	254,641
Stocks	9,667	87,106	86,383
Mortgage loans	9,079	3,535	18,645
Repurchase agreements	792,591	101,866	—
Other investments	5,014	20,182	129,649
Subtotal investments acquired	958,397	331,714	489,318

Net (Decrease) Increase in Contract Loans	(3,651)	(1,502)	690
Net Cash Provided by Investing Activities	690,961	435,154	271,251

Cash flows from financing and miscellaneous sources:
Net outflows on deposit-type contracts	$(187,632)	$(196,299)	$(48,493)
Capital and paid in surplus	60,000	30,000	—
Funds held under coinsurance	(48,599)	(50,610)	(27,837)
Other cash applied	(134,161)	(3,755)	(94,166)
Net Cash Used in Financing and Miscellaneous Sources	(310,392)	(220,664)	(170,496)

Net Increase (Decrease) in Cash, Cash Equivalents and Short-term Investments	169,222	(96,503)	(263,683)

Cash, Cash Equivalents and Short-term Investments, Beginning of year	$215,813	$312,316	$575,999

Cash, Cash Equivalents and Short-term Investments, End of year	$385,035	$215,813	$312,316

Supplemental disclosures of cash flow information for non-cash transactions:
Change of intercompany note payable and receivable	$10,000	$10,000	$—
Non-cash investment transfers	61,542	127,512	303,082
Non-cash asset transfer for capital contribution	—	7,795	20,294
Capital contribution payable	18,000	67,000	10,000
Non-cash reinsurance settlements	24,032	33,889	—
Paid-in-kind interest	13,851	9,121	571

See Notes to the Statutory-Basis Financial Statements

7

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Lincoln Benefit Life Company (the “Company” or “Lincoln Benefit”) is a stock insurance company domiciled in the State of Nebraska. It is a wholly-owned subsidiary of LBL HoldCo II, Inc. (“HoldCo”), which in turn is a wholly-owned subsidiary of LBL HoldCo, Inc. (“Holdings”).

On December 31, 2019, Guaranty Income Life Insurance Company (“GILICO”), an Iowa-domiciled insurance company, completed the acquisition (the “Transaction”) of Holdings and its subsidiaries (including the Company). On December 31, 2022, GILICO, also a subsidiary of Kuvare US Holdings ("Kuvare"), transferred its ownership of Holdings and its subsidiaries to Kuvare, the ultimate parent of both.

Lancaster Re Captive Insurance Company (“Lancaster Re”), a Nebraska domiciled captive insurance company, became a wholly-owned subsidiary of Lincoln Benefit on April 1, 2014.

The Company is authorized to sell life insurance and retirement products in all states as well as, in the District of Columbia, the U.S. Virgin Islands and Guam with the exception of New York. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies (“Allstate Sales channel”) and independent master brokerage agencies. Effective July 17, 2013, sales through the independent master brokerage agencies ceased. Sales through the Allstate Sales channel ceased in 2017.

Allstate Life Insurance Company (“ALIC”), now known as Everlake Life Insurance Company ("Everlake"), continues to administer and reinsure all life insurance business written by Lincoln Benefit through the Allstate Sales channel, all immediate annuities written by Lincoln Benefit prior to April 1, 2014, certain term life policies written by Lincoln Benefit, and Lincoln Benefit’s variable annuity business.

BASIS OF PRESENTATION

The accompanying statutory financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Nebraska Department of Insurance (“NE DOI” or the “Department”). The NE DOI requires insurance companies domiciled in the State of Nebraska to prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”). Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

A reconciliation of the Company’s net loss and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Nebraska is shown below ($’s in thousands). There are no deviations from NAIC SAP in the Company’s statutory financial statements as of and for the year ended December 31, 2024 or December 31, 2023.

Net Income (Loss)	SSAP #	F/S Page	F/S Line #	12/31/2025

(1) Company state basis (Page 4, Line 35, Columns 1 and 2)	XXX	XXX	XXX	$(57,957)
(2) State Prescribed Practices that increase/(decrease) NAIC SAP	N/A	N/A	N/A	—
(3) State Permitted Practices that increase/(decrease) NAIC SAP	N/A	N/A	N/A	—
(4) Net Income, NAIC SAP	XXX	XXX	XXX	$(57,957)

Surplus
(5) Company state basis (Page 3, Line 38, Columns 1 & 2)	XXX	XXX	XXX	$196,501
(6) State Prescribed Practices that increase/(decrease) NAIC SAP	N/A	N/A	N/A	—
(7) State Permitted Practices that increase/(decrease) NAIC SAP	N/A	3	25	(18,000)
(8) Statutory Surplus, NAIC SAP	XXX	XXX	XXX	$214,501

In accordance with the NE DOI section 44-2134, "Extraordinary dividends and distributions", the Company has received approval for a permitted practice allowing for the contribution of $18.0 million to the Company's subsidiary, Lancaster Re. This permitted practices differs from NAIC SAP. See Notes 2 and 21 for additional detail surrounding capital provided to the Company as well as its subsidiary and settlement information.

DIFFERENCES BETWEEN NAIC SAP AND U.S. GAAP
Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”). NAIC SAP differs from U.S. GAAP in several respects, which causes differences in reported assets, liabilities, stockholder’s equity (statutory capital and surplus), net income, and cash flows. The principal differences between NAIC SAP and U.S. GAAP include:
•Investments in bonds are generally carried at amortized cost; under U.S. GAAP, investments in bonds, other than those classified as held-to-maturity, are carried at fair value. For bonds held as available-for-sale, changes in fair value are recorded
8

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
in accumulated other comprehensive income. Other than temporary impairments ("OTTI") of bonds result in a permanent write-down in the carrying value of the investment. For U.S. GAAP, impairments of available-for-sale bonds are reflected in a valuation allowance booked as part of the change of the market value in the income statement.
•The changes in the unrealized gains or losses on certain investments are recorded as increases or decreases in statutory surplus; under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income.
•Investments in insurance subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus; under U.S. GAAP, subsidiaries are consolidated and results of operations are included in net income.
•Minority ownership interests in partnerships are generally carried on an equity method basis with changes in equity reflected in unassigned surplus; under U.S. GAAP, minority ownership interests in partnerships are subject to lower thresholds and are generally carried at cost. Larger ownership interests are carried on an equity method basis with changes in equity reflected in net income. Controlling interests may be considered affiliated and require consolidation.
•Derivative instruments used as economic hedges are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, these derivatives are recorded at fair value and changes in fair value are recorded in net income.
•Embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are generally bifurcated and accounted for like any other freestanding derivative.
•Interest Maintenance Reserve (“IMR”) represents the deferral of interest-related realized gains and losses, net of tax, on primarily fixed maturity investments which are amortized into income over the remaining life of the investment sold. No such reserve is required under U.S. GAAP.
•Asset Valuation Reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company and is charged to statutory surplus. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.
•Certain assets, principally prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.
•Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are designated as nonadmitted for statutory purposes. Intangible assets such as goodwill are recorded for statutory purposes with limitations and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.
•A provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned statutory surplus. Under U.S. GAAP, a provision is established for potential credit risk associated with reinsurance recoverables with any changes to this provision reflected in earnings for the period.
•Aggregate reserves for a majority of life insurance and fixed annuity contracts are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Under U.S. GAAP, reserves for traditional life insurance products are based on the present value of estimated future benefits less the present value of estimated future net premiums based on current assumptions that include discount rate, mortality, and lapses. Reserves for universal life and deferred annuities are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits.
•Reserves are reported net of ceded reinsurance; under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.
•Certain annuity contracts which do not pass through all investment gains to the contract holders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.
•Policy acquisition costs are expensed as incurred; under U.S. GAAP, these costs are related to the successful acquisition of new and renewal insurance policies and investment contracts which are deferred and recognized at a grouped contract level over the expected life of the underlying insurance contracts.
•The cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus; under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net (loss) income.
•Premiums of universal life and deferred annuity contracts including policy charges are recorded as revenue when due. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.
•Federal income taxes are provided for in the Company’s estimated current and deferred taxes. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the statutory financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets ("DTAs") and deferred tax liabilities ("DTLs")
9

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and NAIC SAP, gross deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross deferred tax asset not meeting certain criteria outlined in Statement of Statutory Accounting Principle (“SSAP”) No. 101, “Income Taxes” (“SSAP No. 101”), are not admitted.
•The Statutory Statements of Cash Flows differ in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income and cash from operations.
•NAIC SAP does not require the presentation of a Statement of Comprehensive Income; under U.S. GAAP such a statement is required.
The effects on the Company’s financial statements attributable to the differences between NAIC SAP and U.S. GAAP are unknown and are presumed to be material.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Nebraska requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and contracts, deferred income taxes, provision for income taxes and OTTI of investments.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities and mortgage loans. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-based financial statements:

INVESTMENTS

Cash, cash equivalents and short-term investments

Cash, cash equivalents and short-term investments are highly liquid securities. The Company’s cash equivalents primarily include cash, commercial paper and certain money market investments which have an original term to maturity of less than three months. Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition. Cash equivalents and short-term investments are carried at estimated fair value or amortized cost, which approximates fair value.

Bonds

On the Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus, "Bonds" consist of bonds not backed by other loans and asset-backed securities.

Bonds not backed by other loans:
The Securities Valuation Office (“SVO”) of the NAIC evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost, less any valuation adjustment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least quarterly, with the prospective adjustment method used to recognize related changes in the estimated yield-to-maturity of such securities, except for interest-only securities, securities where yield has become negative or securities where cash flows include default and loss severity assumptions which utilize the prospective method.

Realized capital gains and losses are recognized based upon the specific identification of invested assets sold. Realized capital losses also include valuation adjustments for impairments of bonds, mortgage loans, and other investments that have experienced a decline in fair value that management considers to be other-
10

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
than-temporary. The Company performs periodic reviews of its investment portfolio to determine if there has been any other-than-temporary decline in the fair value of any individual securities. The Company considers numerous factors in evaluating each security including the length of time and the extent to which the fair value has been less than amortized cost, the financial condition and short-term prospects of the issuer and the intent and ability of the Company to retain the investment for a period of time sufficient to collect all amounts due according to the contractual terms of the security. If the Company determines that the decline in fair value below carrying value is other-than-temporary, the amortized cost basis of the investment is written down to fair value basis and the amount of the write down is accounted for as a realized capital loss.

Asset-backed securities:
Asset-backed securities (“ABS”) and structured securities are reported in the financial statements at amortized cost, less any valuation adjustment, or fair value depending on its SVO rating or book price. The interest method is used to amortize any purchase premium or discount. Use of the interest method for asset-backed bonds and structured securities includes estimates of future prepayments obtained from independent sources. Prepayment assumptions are updated at least quarterly, with the prospective adjustment method used to recognize related changes in the estimated yield-to-maturity of such securities, except for interest-only securities, securities where yield has become negative or securities where cash flows include default and loss severity assumptions which utilize the prospective method.

Common Stocks

The Company holds unaffiliated common stock. Common stock is held at fair value, while shares of Federal Home Loan Bank of Chicago (“FHLB”) stock are reported at cost, which approximates fair value.

Preferred Stocks

The Company holds unaffiliated redeemable and perpetual preferred stock. Redeemable preferred stocks with NAIC designation 1 to 3 are carried at amortized cost. Redeemable preferred stocks with NAIC designations 4 to 6 are reported at lower of amortized cost fair value. Perpetual preferred stocks are carried at fair value.

Investments in Subsidiaries

Investments in insurance subsidiaries are carried based on the underlying statutory equity of the subsidiary. The Company’s investment in Lancaster Re is fully nonadmitted as of December 31, 2025 and 2024. The Company’s book/carrying values and nonadmitted value of its investment in Lancaster Re were $13.5 million and $81.3 million as of December 31, 2025 and 2024, respectively.

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are stated at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock on the loan’s settlement date, which is the date that the Company cash settles the purchase or sale of the loan. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first lien mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made. The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

It is the Company's policy to cease to carry accrued interest on commercial mortgage loans in default if deemed uncollectible or over 180 days past due. Interest income is recognized on impaired mortgage loans upon receipt.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the
11

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured.

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Other Investments

Other investments include investments in surplus notes, interests in limited partnerships, derivatives and collateral loans. Investments in surplus notes that are rated NAIC 1 or NAIC 2 are carried at amortized cost. Investments in limited partnerships that lack a controlling ownership interest are reported under the equity method. Collateral loans are reported at outstanding balance with a corresponding non-admitted asset for any amounts which are in excess of the fair value of the pledged collateral.

The Company did not report any Low Income Housing Tax Credit ("LIHTC") investments as of December 31, 2025 and 2024.

Derivatives

As part of the Company’s overall risk management policy, the Company uses options, swaps, forwards and futures to economically hedge its obligation under certain fixed indexed annuity contracts as well as mitigate certain risks inherent in the investment portfolio. For cross currency swaps, the Company is treating this as an accounting hedge and measures hedge effectiveness. Measurement coincides with the underlying hedged item which presently are bonds held at amortized cost. The Company’s accounting policy for the various types of derivatives instruments is discussed in Note 7.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold. Should the deferral of realized losses, net of income tax, result in a debit balance IMR, that amount is presented as an asset and nonadmitted.

INVESTMENT INCOME DUE AND ACCRUED

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default, (b) bonds delinquent more than 90 days or where collection of interest is improbable and (c) mortgage loans in default if deemed uncollectible or over 180 days past due. As of December 31, 2025 and 2024, the Company had $2.2 million and $0.6 million, respectively, of nonadmitted investment income due and accrued.

POLICY AND CONTRACT RESERVES

Policy reserves on annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method, except variable annuities which use the Commissioners’ Annuity Reserve Valuation Method for Variable Annuities. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year.
Policy reserves on life contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year.
Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum of guaranteed policy cash values or the amount required by law.
Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity and lapse assumptions are based on Company experience.
Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

12

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

LIABILITY FOR POLICY AND CONTRACT CLAIMS

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amounts reported are based upon actual pending claim amounts and historical experience, adjusted for trends and current circumstances. Revisions of these estimates are included in the Company’s Statutory Statements of Operations in the year such adjustments are determined to be required.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101. Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts. Refer to Note 13 of the Company’s financial statements for further discussion of the Company’s income taxes.

REINSURANCE

Policy and contract liabilities ceded have been reported as a reduction of the related reserves. Premiums, commissions, expense reimbursement, claims, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in funds held under reinsurance treaties with unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

EXPERIENCE REFUNDS

Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company. Experience refunds are recorded directly in the Company’s Statutory Statements of Operations.

GUARANTY ASSOCIATION ASSESSMENTS

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. Certain guaranty fund assessments paid by the Company are recoverable through premium tax credits over time.

RECOGNITION OF REVENUE AND RELATED EXPENSES

Scheduled life, accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums for universal life and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to the Company’s Statutory Statements of Operations as incurred.

OTHER INCOME

Other income primarily consists of various insurance policy charges.

SEPARATE ACCOUNTS

The Company has established unitized Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in the variable Separate Accounts include individual and group life and annuity contracts.

Net investment income, capital gains and losses, and changes in mutual fund asset values on the variable Separate Accounts are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the variable Separate Accounts are carried at fair value. The investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to contracts for which funds are invested in variable Separate Accounts.

13

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The activity of the variable Separate Accounts is not reflected in the Company’s financial statements except for the following:
•The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed.

•The activity related to the guaranteed minimum death benefit, guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit with offsetting transfers to/from the variable Separate Accounts are reflected in the Company’s financial statements.

•Premiums and withdrawals with offsetting transfers to/from the variable Separate Accounts are reflected in the Statutory Company’s Statement of Operations.

•Transfers from the variable Separate Accounts due and accrued, which include accrued expense allowances receivable from the variable Separate Accounts.

•The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable Separate Accounts’ assets held in connection with variable contracts.

The results of variable annuity contracts and certain variable life policies are reinsured to Everlake pursuant to a modified coinsurance agreement.

NONADMITTED ASSETS

Certain assets are designated as “nonadmitted” under NAIC SAP. Such assets, principally related to amounts advanced to or due from financial representatives, prepaid expenses, interest due and accrued on certain investments, aged reinsurance recoverables, deferred tax assets in excess of statutory limits and the Company’s investment in Lancaster Re are excluded from assets and deducted from surplus in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2025 and 2024.

RECLASSIFICATIONS

Certain prior year amounts may have been reclassified to conform with the current year financial statement presentation.

ADOPTION OF NEW AND UPDATED NAIC SAP

Effective January 2025, the NAIC revised SSAP No. 2 to further restrict investments that are permitted for reporting as a cash equivalent or short-term investments. The revisions are intended to capture certain investment types on Schedule BA and eliminate the ability to design certain investments to qualify for short-term reporting. Investments for consideration under this revision are collateral loans, non-collateral loans and surplus notes. The adoption of this revision did not have a significant impact on the financial statements of the Company.

Effective January 2025, the NAIC has undertaken the Principles Based Bond Definition (PBBD) Project. PBBD clarifies the definition and identification of bonds utilizing a principles-based approach. The Company now must assess the creditor relationship and the substance of the investment agreement, not just the legal form, to determine whether a security qualifies as a bond or other type of investment. The impact of the adoption of PBBD caused revisions to SSAP No. 26, SSAP No. 43 and SSAP No. 21. The change in aggregate book adjusted carrying value ("BACV") of securities previously classified as bonds and now classified as other invested assets due to the implementation of PBBD is $11.8 million resulting in a change in surplus of $(0).

2.RELATED PARTY TRANSACTIONS

The Company has significant transactions with affiliates. Intercompany revenues and expenses recognized under these agreements may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties. Below is a summary of significant transactions with affiliates.

Capital Contributions and Dividends

During 2025, the Company received capital contributions in the amount of $60.0 million from its parent compared to $30.0 million in 2024. The Company received no contributions in 2023.

The Company paid no ordinary dividends in 2025, 2024 or 2023.

For the year ended December 31, 2025, the Company contributed $18.0 million to Lancaster Re, all of which was recorded as a contribution payable. For the year ended December 31, 2024, the Company contributed $77.0 million to Lancaster Re, of which $67.0 million was recorded as a contribution payable. For the year ended December 31, 2023, the Company contributed $70.0 million to Lancaster Re, of which $10.0 million was recorded as a contribution payable.

14

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
Reinsurance Related Agreements

As more fully described in Note 8, the Company is party to various reinsurance transactions with affiliates.

Effective October 1, 2020, amended on July 1, 2021 the Company entered into a coinsurance agreement with Kuvare Bermuda Re Ltd., resulting in the transfer of certain fixed annuity contracts. The Company ceded statutory reserves of $1,224.0 million for which amounts are collateralized with a funds withheld account. The Company amended the agreement effective July 1, 2021 to increase the quota share from 35% to 50% on certain annuities ceding an additional $200.4 million of reserves. The Company had a receivable of $7.4 million at December 31, 2025 and a receivable of $24.6 million at December 31, 2024.

On December 31, 2019, the Company entered into a coinsurance agreement with GILICO, resulting in the transfer of certain life and annuity contracts. The Company ceded statutory reserves of $1,253.9 million in return for a ceding commission of $27.0 million, which was recorded in the Statutory Statements of Operations. The Company had a net receivable of $10.2 million and $10.5 million from GILICO under terms of the coinsurance agreement at December 31, 2025 and December 31, 2024, respectively.

Effective April 1, 2014, amended and restated on April 1, 2020, the Company entered into an indemnity reinsurance agreement on a combination coinsurance and coinsurance funds withheld basis with Lancaster Re, resulting in the transfer of XXX and AXXX reserves associated with certain term and universal life policies. In April 2014, the Company ceded statutory reserves of $2,773.2 million in return for a ceding commission, which was deferred net of tax into unassigned surplus in accordance with NAIC SAP. Amortization of $17.3 million, $16.5 million and $18.5 million was recorded during the years ended December 31, 2025, 2024 and 2023, resulting in an unamortized balance in surplus at December 31, 2025, 2024 and 2023 of $129.2 million, $146.5 million, and $163.0 million, respectively. The deferred ceding commission is amortized into income over the period under which earnings emerge from the business reinsured. The Company had a net reinsurance receivable from Lancaster Re of $25.6 million and $16.7 million at December 31, 2025 and 2024, respectively.

There is no reported risk-based capital or primary security shortfall associated with these agreements.

Administrative Service Agreements and Other

Effective January 1, 2023, the Company entered into a Cost Sharing and Services Agreement with Kuvare Corporate Management LLC ("KCM") whereby KCM provides administrative and other services to the Company. Total expenses incurred under this agreement to KCM were $12.3 million and $12.4 million for the year ended December 31, 2025 and 2024 respectively.

The Company and HoldCo have entered into a Services Agreement to provide certain administrative and other services to each other. There were no expenses incurred under this agreement to HoldCo for the years ended December 31, 2025 and 2024. Total expenses incurred for year ended 2023 were $4.3 million.

The Company and Lancaster Re have entered into a Services Agreement to provide certain administrative and other services to Lancaster Re. The Company and Lancaster Re also entered into an Investment Services Agreement pursuant to which the Company will provide investment management services with respect to assets of Lancaster Re. The Investment Services Agreement does not apply to the Funds Withheld Account held at Lincoln Benefit. Assets may be added to or withdrawn from the accounts at any time by Lancaster Re. Management and administrative fees are payable quarterly and totaled approximately $1.6 million, $1.5 million, and $1.4 million for the years ended December 31, 2025, 2024 and 2023 respectively.

Effective December 31, 2019, the Company entered into a Cost Sharing and Services Agreement with Kuvare US Holdings, Inc. (“Kuvare”) whereby Kuvare has agreed to provide certain management and administrative services to Lincoln Benefit, including management, reinsurance, legal, audit, administration, financial planning and other services. Lincoln Benefit reimburses Kuvare at cost for services provided by Kuvare pursuant to this agreement. Total expenses incurred under this agreement to the Company were $15.4 million, $14.0 million, and $13.5 million for the years ended December 31, 2025, 2024 and 2023, respectively.

On December 31, 2019, Lincoln Benefit entered into an Investment Management Agreement with Kuvare Insurance Services LP (KIS), whereby KIS has agreed to provide certain investment advisory and management services to Lincoln Benefit. Total expenses incurred under this agreement to the Company were $24.4 million and $25.2 million for the year ended December 31, 2024 and 2023, respectively. Effective July 1, 2024, KIS was sold to an external third party.

The Company is party to a federal income Tax Allocation Agreement with Kuvare US Holdings, Inc. Refer to Note 13 for more information related to this agreement.

Effective April 1, 2014, the Company entered into a Fee Letter (the “Fee Letter”) with Lanis LLC ("Lanis") pursuant to which the Company will pay Lanis the risk spread due on the Credit-Linked Note issued by Lanis to Lancaster Re. The fee letter also provided reimbursement in cash for any risk spread fees paid by the Company.

Effective November 4, 2016, the Company entered into an intercompany note receivable and note payable agreement with Lancaster Re in equal amounts (initially $100 million, and up to $1.0 billion). The consideration for each note is offset, and interest is paid quarterly based on rates defined in the agreement. The gross amounts as of December 31, 2025 and 2024 were $500.0 million and $490.0 million, respectively.

15

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

The maturities of the outstanding intercompany note receivable and payable as of December 31, 2025 and 2024 were as follows:

($'s in thousands)	December 31, 2025	December 31, 2024

2025	$—	$213,000
2026	30,500	30,500
2027	5,000	5,000
2028	30,100	—
2029	95,000	27,500
2030	48,000	15,000
2031	16,000	16,000
2032	25,900	—
2033	249,500	183,000
Total	$500,000	$490,000

Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2025 were $15.8 million and $19.7 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2024 were $20.5 million and $10.8 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2023 were $21.2 million and $6.0 million, respectively.

Effective September 30, 2022, the Company established a revolving intercompany note of an amount not to exceed $250.0 million with an affiliated entity, Kuvare Bermuda Re Ltd ("KBR"). The Company had reported, including accrued interest, a $17.2 million receivable and a $26.8 million receivable at December 31, 2025 and 2024, respectively. Interest will be accrued from the date of each draw at a rate equal to Term Secured Overnight Financing Rate ("SOFR") Reference rate, plus 375 basis points.

Amounts Due To or From Affiliates

The Company reported the following receivables/(payables) from/(to) affiliates as of December 31, 2025 and 2024 excluding amounts related to taxes (see Note 13), reinsurance agreements and contributions:

($'s in thousands)	December 31, 2025	December 31, 2024

HoldCo	$(1,000)	$(1,000)
Lancaster Re	(584)	(1,553)
United Life Insurance Company	—	—
Guaranty Income Life Insurance Company	(26,594)	—
Kuvare	(6,959)	(4,633)

Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly.

16

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
3.INVESTMENTS
The statement value and fair value of the Company’s bonds as of December 31, 2025 and 2024 were as follows:

December 31, 2025
($'s in thousands)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Issuer Credit Obligations:
U.S. Government Obligations	$129,269	$1	$(60,445)	$68,825
Other U.S. Government Obligations	191,400	—	(53,753)	137,647
Non-U.S. Sovereign Jurisdiction Securities	19,748	—	(7,371)	12,377
Municipal Bonds — General Obligations (Direct & Guaranteed)	34,644	4	(4,460)	30,188
Municipal Bonds — Special Revenue	483,153	37	(110,076)	373,114
Corporate Bonds (Unaffiliated)	3,498,332	3,844	(611,846)	2,890,330
Bonds Issued from SEC-Registered Business Development Corps, Closed End Funds & REITs (Unaffiliated)	1,000	—	(12)	988
Single Entity Backed Obligations (Unaffiliated)	186,476	8	(48,690)	137,794
Bank Loans — Issued (Unaffiliated)	5,975	—	(1,482)	4,493
Bank Loans — Acquired (Unaffiliated)	3,723	—	(602)	3,121
Total Issuer Credit Obligations	$4,553,720	$3,894	$(898,737)	$3,658,877
Asset Backed Securities:
Agency Residential Mortgage-Backed Securities — Guaranteed	56,230	—	(10,100)	46,130
Agency Commercial Mortgage-Backed Securities — Guaranteed	1	—	—	1
Agency Residential Mortgage-Backed Securities — Not/Partially Guaranteed	171,021	18	(25,118)	145,921
Agency Commercial Mortgage-Backed Securities — Not/Partially Guaranteed	1,164	—	(275)	889
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	273,921	15	(79,669)	194,267
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	352,248	20	(45,906)	306,362
Non-Agency — CLOs/CBOs/CDOs (Unaffiliated)	139,317	59	(6,428)	132,948
Equity Backed Securities (Unaffiliated)	24,888	—	(2,080)	22,808
Other Financial Asset-Backed Securities — Not Self-Liquidating (Unaffiliated)	201,435	877	(5,925)	196,387
Lease-Backed Securities — Practical Expedient (Unaffiliated)	213,779	544	(30,585)	183,738
Other Non-Financial Asset-Backed Securities — Practical Expedient (Unaffiliated)	154,030	2,836	(12,333)	144,533
Total Asset Backed Securities	$1,588,034	$4,369	$(218,419)	$1,373,984

Total Issuer Credit Obligations and Asset Backed Securities	$6,141,754	$8,263	$(1,117,156)	$5,032,861
17

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

December 31, 2024
($'s in thousands)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. governments	$183,332	$1	$(73,890)	$109,443
All other governments	19,748	—	(7,961)	11,787
U.S. political subdivisions	55,187	71	(8,494)	46,764
Special revenue	1,264,450	33	(306,587)	957,896
Industrial and miscellaneous	5,708,131	4,327	(900,386)	4,812,072
Hybrids	119,254	366	(13,919)	105,701
Total bonds	$7,350,102	$4,798	$(1,311,237)	$6,043,663

The statement value and estimated fair value as of December 31, 2025 by maturity periods for bonds, other than ABS and mortgage-backed securities ("MBS") were as shown below:

December 31, 2025

($'s in thousands)	Statement Value	Fair Value

Due in one year or less	$161,443	$157,539
Due after one through five years	386,570	367,069
Due after five through ten years	378,705	348,788
Due after ten years	3,627,002	2,785,481
Total before asset and mortgage-backed securities	4,553,720	3,658,877
Asset and mortgage-backed securities	1,588,034	1,373,984
Total bonds	$6,141,754	$5,032,861

Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

Proceeds from sales of investments in bonds for the years ended December 31, 2025, 2024 and 2023 were $382.3 million, $92.2 million and $158.1 million, respectively; gross gains for the years ended December 31, 2025, 2024 and 2023 were $2.2 million, $0.2 million and $0.0 million, respectively, and gross losses for the years ended December 31, 2025, 2024 and 2023 were $23.0 million, $17.0 million and $6.1 million, respectively. Investment grade bonds were 96.6% and 96.7% of the Company’s total bonds as of December 31, 2025 and 2024, respectively.

5GI securities are securities that have an NAIC 5 designation while "GI" refers to General Interrogatory and distinguishes NAIC 5GI securities from an NAIC 5 Designation. The Company held the following 5GI securities at December 31, 2025 and December 31, 2024:

($'s in thousands, except # of securities)	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
	2025	2024	2025	2024	2025	2024
ICO - Amortized Cost	1	1	$5,000	$5,000	$2,382	$1,700
ABS - Amortized Cost	2	—	6,048		5,028
Preferred Stock - Amortized Cost	—	1	—	17,500	—	24,001
Preferred Stock - Fair Value	1	—	31,604	—	31,604	—
Total	4	2	42,652	22,500	39,014	25,701

18

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
For securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions), the number of CUSIPs and amount of investment income for the years ended December 31, 2025, 2024 and 2023 were as follows:

($'s in thousands, except # of securities)
	December 31, 2025		December 31, 2024		December 31, 2023
Type	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of CUSIPs	3	—	—	—	—	—
Aggregate Amount of Investment Income	$573	$—	$—	$—	$—	$—

Pricing

Non-U.S. government fixed income holdings are valued on the basis of the quotes provided by pricing services, which are subject to pricing validation reviews and a pricing vendor challenge process. Valuations provided by vendors are generally based on the actual trade information as substantially all of the Company’s non-U.S. government holdings are traded in a transparent and liquid market.

Corporate debt securities mainly include investment grade positions, which are priced on the basis of quotes provided by third-party pricing vendors and first utilize valuation inputs from actively traded securities, such as bid prices, bid spreads to Treasury securities, Treasury curves, and same or comparable issuer curves and spreads. Issuer spreads are determined from actual quotes and traded prices and incorporate considerations of credit/default, sector composition, liquidity and call features. Where market data is not available valuations are developed based on the modeling techniques that utilize observable inputs and option adjusted spreads and incorporate considerations of the security’s seniority, maturity and the issuer’s corporate structure.

Values of residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS are obtained from third-party pricing vendors and through quoted prices, some of which may be based on the prices of comparable securities with similar structural and collateral features. Pricing inputs for ABS which are primarily comprised of debt securitized by credit card; student loan and auto receivables; focus on capturing collateral quality and performance, payment patterns, and delinquencies. Values of certain ABS for which there are no significant observable inputs are developed using benchmarks to similar transactions or indices.

For both CMBS and RMBS, cash flows are derived based on the transaction-specific information which incorporates priority in the capital structure and are generally adjusted to reflect benchmark yields, market prepayment data, collateral performance (default rates and loss severity) for specific vintage and geography, credit enhancements, and ratings. For certain RMBS and CMBS with low levels of market liquidity, judgments may be required to determine comparable securities based on the loan type and deal-specific performance. CMBS terms may also incorporate lock-out periods that restrict borrowers from prepaying the loans or provide disincentives to prepay and therefore reduce prepayment risk of these securities, as compared to RMBS. The factors specifically considered in valuation of CMBS include borrower-specific statistics in a specific region, such as debt service coverage and loan-to-value ratios, as well as the type of commercial property.

Other-than-temporary impairments (OTTI)

The Company recognizes and measures OTTI for asset-backed securities in accordance with SSAP No. 43, “Loan-Backed and Structured Securities”. In accordance with SSAP No. 43, if the fair value of a structured security is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows discounted at the effective interest rate implicit in the security.

If the Company intends to sell the structured security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the structured security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash flow testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systemic risks such as unemployment rates and housing prices and loan specific information such as delinquency rates and loan-to-value ratios.

If the fair value of a debt security, other than those subject to SSAP No. 43, is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

19

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
If the Company intends to sell the debt security, or it is more likely that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the debt security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company has an Investment Committee comprised of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern. In determining whether a security is OTTI, the Investment Committee considers the factors described below. The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.

As a supplement to the qualitative assessment, independent screenings are performed to help identify securities that should be carefully scrutinized for inclusion on the watchlist and in the proper category. These include things like market value to book value ratio, highest unrealized losses, length of time at an unrealized loss and stress test results for structured securities. In making these evaluations, the Credit Committee exercises considerable judgment. Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following watchlists: Monitor, Concern, High Concern, or Default.

“Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non‐repayment is considered not probable. For loan‐backed and structured securities, a principal loss would be projected under a significant stress model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers.

“Concern List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non‐repayment is considered above average but not probable. For loan‐backed and structured securities, a principal loss would be projected under a stress model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers.

“High Concern”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring. A security is moved from the Concern List to the High Concern List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired. The likelihood of future non‐repayment is considered probable. For loan‐backed and structured securities, a principal loss would be projected under a base case model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers.

“Default List”- A security that is not current with respect to principal and interest or was issued by a company that has entered bankruptcy subsequent to acquisition or experienced a significant credit downgrade. Management has concluded the amortized cost basis of the security may not be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s Statutory Statements of Operations is the difference between the amortized cost basis of the security and its fair value or present value of discounted cash flows dependent on the degree of impairment.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. During the year ended December 31, 2025, December 31, 2024, and December 31, 2023, the Company incurred $22.6 million, $15.7 million and $29.4 million of OTTI, respectively.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.
The gross unrealized losses and fair value of investments carried at amortized cost aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2025 and 2024 were as follows:

20

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

December 31, 2025	Less than 12 months			12 months or more			Total
($'s in thousands, except # of securities)	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses

U.S. Government Obligations	1	$8,297	$(13)	3	$60,497	$(60,432)	4	$68,794	$(60,445)
Other U.S. Government Obligations	—	—	—	28	137,646	(53,753)	28	137,646	(53,753)
Non-U.S. Sovereign Jurisdiction Securities	—	—	—	3	12,377	(7,371)	3	12,377	(7,371)
Municipal Bonds — General Obligations (Direct & Guaranteed)	1	92	(1)	11	29,976	(4,459)	12	30,068	(4,460)
Municipal Bonds — Special Revenue	1	11,781	(812)	100	359,549	(109,264)	101	371,330	(110,076)
Corporate Bonds (Unaffiliated)	40	91,056	(1,216)	778	2,618,515	(610,630)	818	2,709,571	(611,846)
Single Entity Backed Obligations (Unaffiliated)	1	142	—	18	135,606	(48,690)	19	135,748	(48,690)
Bonds Issued from SEC-Registered Business Development Corps, Closed End Funds & REITs (Unaffiliated)	—	—	—	1	988	(12)	1	988	(12)
Bank Loans — Issued (Unaffiliated)	—	—	—	2	4,493	(1,482)	2	4,493	(1,482)
Bank Loans — Acquired (Unaffiliated)	2	208	(66)	1	1,190	(536)	3	1,398	(602)
Agency Residential Mortgage-Backed Securities — Guaranteed	—	—	—	17	46,113	(10,100)	17	46,113	(10,100)
Agency Commercial Mortgage-Backed Securities — Guaranteed	1	1	—	—	—	—	1	1	—
Agency Residential Mortgage-Backed Securities — Not/Partially Guaranteed	3	90	—	63	144,010	(25,118)	66	144,100	(25,118)
Agency Commercial Mortgage-Backed Securities — Not/Partially Guaranteed	—	—	—	5	889	(275)	5	889	(275)
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	1	157	(3)	56	193,179	(79,666)	57	193,336	(79,669)
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	—	—	—	56	298,357	(45,906)	56	298,357	(45,906)
Non-Agency — CLOs/CBOs/CDOs (Unaffiliated)	4	25,095	(438)	22	95,392	(5,990)	26	120,487	(6,428)
Equity Backed Securities (Unaffiliated)	—	—	—	1	22,807	(2,080)	1	22,807	(2,080)
Other Financial Asset-Backed Securities — Not Self-Liquidating (Unaffiliated)	—	—	—	21	123,468	(5,925)	21	123,468	(5,925)
Lease-Backed Securities — Practical Expedient (Unaffiliated)	1	15	—	31	180,701	(30,585)	32	180,716	(30,585)
Other Non-Financial Asset-Backed Securities — Practical Expedient (Unaffiliated)	5	20,980	(1,653)	18	82,948	(10,680)	23	103,928	(12,333)
Total bonds	61	$157,914	$(4,202)	1,235	$4,548,701	$(1,112,954)	1,296	$4,706,615	$(1,117,156)

Total preferred stocks	—	$—	$—	4	$15,470	$(4,786)	5	$15,470	$(4,786)
Total bonds and stocks	61	$157,914	$(4,202)	1,239	$4,564,171	$(1,117,740)	1,301	$4,722,085	$(1,121,942)

December 31, 2024	Less than 12 months			12 months or more			Total
($'s in thousands, except # of securities)	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses

U.S. governments	3	$8,111	$(218)	20	$101,281	$(73,672)	23	$109,392	$(73,890)
All other governments	—	—	—	3	11,787	(7,961)	3	11,787	(7,961)
U.S. political subdivisions	1	239	(15)	14	37,398	(8,479)	15	37,637	(8,494)
Special revenue	21	11,218	(726)	256	946,297	(305,861)	277	957,515	(306,587)
Industrial and miscellaneous	87	311,528	(13,823)	1,074	4,021,024	(886,563)	1,161	4,332,552	(900,386)
Hybrids	6	34,311	(1,201)	19	66,491	(12,718)	25	100,802	(13,919)
Total bonds	118	$365,407	$(15,983)	1,386	$5,184,278	$(1,295,254)	1,504	$5,549,685	$(1,311,237)

Total preferred stocks	—	$—	$—	4	$12,877	$(1,128)	4	$15,275	$(1,230)
Total bonds and stocks	118	$365,407	$(15,983)	1,390	$5,197,155	$(1,296,382)	1,508	$5,564,960	$(1,312,467)

Repurchase Agreements

In 2021, the Company entered into repurchase agreements. Repurchase agreements are accounted for as secured borrowings within the liabilities section of the financial statements. In a repurchase agreement, the company receives cash and incurs a liability to return those funds, plus interest, at a specified future date. These agreements are normally short term in nature and assets are restricted as collateral. All transactions are documented under Master Repurchase Agreements (MRA) or Global MRA and are accounted for in the Company's books and records.
21

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

In order to mitigate the credit risk and replacement risk associated with such agreements, repurchase transactions are diversified across multiple counterparties. Each counterparty is approved through a formal credit process, monitored daily, and reviewed periodically via Goldman Sachs Asset Management (GSAM) Counterparty Risk Committee.

Repurchase transactions are generally collateralized by Treasuries, Agency Debentures, Agency MBS, IG Corporates and Municipals with a haircut at or below 5% in favor of the counterparties. The securities posted as collateral are priced daily and if the need arises margin is moved the same day to maintain a proper collateralization. The holdings of the investment portfolio are monitored closely to ensure adequate excess of eligible collateral for the margining process.

These repurchase agreements are Tri-party between Lincoln Benefit, GSAM, and bank counterparties. The following table describes the maximum and ending balance for each maturity time frame:

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2025
Maximum Amount
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	915,548	—
> 1 Week to 1 Month	—	—	—	249,690
> 1 Month to 3 Months	916,781	925,246	—	—
> 3 Months to 1 Year	—	—	—	642,782
> 1 Year	—	—	—	—

Ending Balance
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	910,148	925,246	264,596	—
> 1 Month to 3 Months	—	—	—	—
> 3 Months to 1 Year	—	—	642,948	119,811
> 1 Year	—	—	3,996	—
Total Ending Balance	$910,148	$925,246	$911,540	$119,811

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2024
Maximum Amount
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	—	—	—
> 1 Month to 3 Months	—	—	—	—
> 3 Months to 1 Year	989,647	978,173	951,528	1,209,518
> 1 Year	—	—	—	—

Ending Balance
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	—	—	—
> 1 Month to 3 Months	—	—	—	—
> 3 Months to 1 Year	977,279	904,537	887,956	909,124
> 1 Year	—	—	—	—
Total Ending Balance	$977,279	$904,537	$887,956	$909,124

22

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

The following table details the securities "sold" under repurchase agreements:

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2025
Maximum Amount:
Book Adjusted Carry Value	XXX	XXX	XXX	$1,139,393
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$962,629	$969,611	$952,812	$920,321

Ending Balance:
Book Adjusted Carry Value	XXX	XXX	XXX	$211,600
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$954,551	$969,566	$944,585	$121,093

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2024
Maximum Amount:
Book Adjusted Carry Value	XXX	XXX	XXX	$1,274,548
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$1,011,837	$954,554	$971,993	$1,025,663

Ending Balance:
Book Adjusted Carry Value	XXX	XXX	XXX	$1,144,834
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$949,031	$929,183	$922,722	$901,060

The following table details the type and designation for securities "sold" under repurchase agreements:

	NAIC 1	NAIC 2	NAIC 3	Total
At December 31, 2025
Bonds – Book Adjusted Carry Value	$142,572	$62,066	$—	$204,638
Bonds – FV	$74,868	$39,263	$—	$114,131

	NAIC 1	NAIC 2	NAIC 3	Total
At December 31, 2024
Bonds – Book Adjusted Carry Value	$563,504	$581,331	$—	$1,144,835
Bonds – FV	$431,657	$469,403	$10,247	$911,307

23

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
Collateral Loans
The following is the amount admitted and nonadmitted, aggregated by the type of qualifying investment that secures the loan for the Company at December 31, 2025 ($'s in thousands) :

Collateral Type		Aggregate Collateral Loan	Admitted	Nonadmitted
(1)	Loan-Backed and Structured Securities
a.	Affiliated	—	—	—
b.	Unaffiliated	$44,897	$44,897	—
(2)	Real Estate
a.	Affiliated	—	—	—
b.	Unaffiliated	$16,044	$16,044	—
(3)	Joint Ventures, Partnerships, LLC
a.	Affiliated	—	—	—
b.	Unaffiliated	$21,689	$21,689	—
	Total	$82,630	$82,630	—

4. MORTGAGE LOANS

The Company invests in first lien commercial mortgage loans throughout the United States. Investments are diversified by property type and geographic area. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management’s judgment, the mortgage loans’ values are impaired, appropriate losses are recorded.

The geographical distribution of the statement value of the mortgage loans portfolio as of December 31, 2025 and 2024 was as follows:

($'s in thousands)	December 31, 2025	December 31, 2024

Arizona	$14,489	$14,834
California	61,427	61,709
Florida	26,588	36,326
Georgia	69,217	80,808
Illinois	37,990	38,113
Massachusetts	12,412	12,991
Minnesota	23,250	23,250
Nevada	5,288	5,990
New Jersey	49,575	54,885
New York	75,224	74,958
Pennsylvania	16,337	16,113
South Carolina	21,562	22,034
Texas	8,327	10,408
Virginia	15,108	13,995
Total mortgage loans	$436,794	$466,414

Outstanding commitments on certain mortgage loans held in the investment portfolio to finance property improvements on underlying real estate totaled $13.5 million and $27.7 million at December 31, 2025 and 2024, respectively.

During 2025 and 2024, the Company did not originate any commercial loans; therefore, the maximum and minimum lending rates were 0.00%, respectively. During the years ended December 31, 2025 and 2024, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties and did not exceed 72% and 72% of the properties’ value at the time the original loan was made in 2025 and 2024, respectively.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the
24

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company had one office property which became impaired in the third quarter of 2024 and was subsequently restructured resulting in the recognition of a $15.7 million realized loss. This same office property was fully impaired in the fourth quarter of 2025, resulting in a $11.6 million loss recognized in "Net realized capital losses" on the Statutory Statement of Operations. At December 31, 2025, no loans were impaired or past due.

A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. There was no general allowance for loan loss at December 31, 2025 or 2024.
Should the Company hold any other troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, assuming it is delinquent less than 180 days and the loan continues to perform under its original or restructured contractual terms. Interest income is recognized on impaired mortgage loans upon receipt. At December 31, 2025, the Company has no loans over 180 days delinquent, and no loans on non-accrual status. At December 31, 2024, the Company had one loan for $11.6 million where interest was over 180 days delinquent and was in non-accrual status.

The credit quality indicator for the Company’s mortgage loans is a risk-rated measure based on the borrowers’ ability to pay and the value of the underlying collateral. The commercial mortgage loan risk rating is related to an increasing likelihood of loss, with lower quality ratings representing the category in which losses may be expected. It is used in measuring relative risk for the Asset Valuation Reserve calculation. The statement value of the Company’s mortgage loans, net of allowances for credit losses, by credit quality indicator as of December 31, 2025 and 2024 was as follows:

($'s in thousands)	December 31, 2025	December 31, 2024

CM1 - Highest Quality	$272,145	$264,008
CM2 - High Quality	90,678	116,897
CM3 - Medium Quality	73,971	73,928
Overdue and not in process of foreclosure	—	11,581
Total commercial mortgage loans	$436,794	$466,414

Residential mortgage loans	—	—
Total mortgage loans	$436,794	$466,414

25

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

5.     INVESTMENT GAINS AND LOSSES
Realized capital gains and losses

Realized capital gains and losses on debt securities, mortgages and derivatives which relate to changes in levels of interest rates are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold. Realized gains and losses from the remaining investments are reported, net of tax, on the Statutory Statements of Operations, but are not included in the computation of net gain from operations. Realized capital gains and losses are recognized on a specific identification basis.

Net realized gains and losses recognized through the Statutory Statements of Operations for the years ended December 31, 2025, 2024 and 2023 were comprised of the following:

($'s in thousands)	2025	2024	2023

Bonds	$(31,824)	$(27,679)	$(13,120)
Preferred stock	(1,565)	(286)	(23,098)
Common stock	(6,442)	—	—
Mortgage loans	(11,581)	(13,419)	137
Derivative instruments	(1)	2,070	2,892
Other investments	435	(3,060)	(23)
Subtotal	(50,978)	(42,374)	(33,212)
Capital gains tax benefit	802	(4,185)	(6,575)
Net realized losses	(51,780)	(38,189)	(26,637)
Losses transferred to IMR (net of taxes)	13,902	7,846	5,247
Total	$(37,878)	$(30,343)	$(21,390)

For the years 2025 and 2024, there were modifications to terms on loans held by the Company, and the recorded investment of modified loans at December 31, 2025 and December 31, 2024 was $25.3 million and $21.9 million, respectively. At the time of modification, the realized capital losses recognized the Company was $12.3 million and $3.1 million in 2025 and 2024, respectively.

In 2023, there was a modification to loan terms for one loan, Alpine Summit Collateral Loan. The underlying collateral value exceeded the outstanding loan value when it was modified, and the Company did not recognized any loss at the time of modification.

Unrealized capital gains and losses

Changes in unrealized gains and losses from investments are reported as a component of Capital and Surplus, net of deferred income taxes, and were as follows for the years ended December 31, 2025, 2024 and 2023:

($'s in thousands)	2025	2024	2023

Common stock	$(2,640)	$(3,241)	$(751)
Common stocks of affiliates	(85,789)	(116,401)	(91,101)
Preferred stock	12,894	8,073	7,771
Derivative instruments	(649)	(445)	999
Other invested assets	(3,173)	4,886	2,288
Bonds	(170)	(481)	—
Total	$(79,527)	$(107,609)	$(80,794)

26

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

6.NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2025, 2024 and 2023 consisted of:

($'s in thousands)	2025	2024	2023

Bonds	$292,649	$343,786	$381,488
Equity securities	17,032	29,175	18,006
Mortgage loans	20,643	21,053	28,937
Contract loans	1,426	1,601	1,692
Cash, cash equivalents and short-term investments	12,702	15,418	11,078
Other investments	49,012	44,031	31,643
Gross investment income	393,464	455,064	472,844
Interest expenses	67,454	76,962	81,445
Third party administration costs	20,996	20,873	28,426
Other investment expenses	(2,294)	201	57
Net investment income before IMR amortization	307,308	357,028	362,916
IMR amortization	3,405	6,244	11,410
Total net investment income	$310,713	$363,272	$374,326

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due for investments other than mortgage loans and over 180 days past due for mortgage loans or where the collection of interest is uncertain. Investment income due and accrued of $2.2 million and $0.6 million was excluded from surplus at December 31, 2025 and December 31, 2024, respectively. Gross investment income due and accrued was $66.6 million and $86.8 million at December 31, 2025 and December 31, 2024, respectively.

27

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

Included in investment income due and accrued is paid-in-kind ("PIK") interest. The cumulative amount of PIK interest at December 31, 2025 and 2024 is as follows:

($'s in thousands)	PIK Interest (Cumulative):
CUSIP:	2025	2024
8002932C1	$1,103	$877
95218#AD6	453	239
95218#AE4	902	499
BKI1KB650	—	2,443
Hunterpoint-KUV	—	89
BGH9H2RD7	229	229
BGH9H2RP0	884	884
BGH9H2RR6	1,056	1,056
BGH9H2RT2	216	216
122249AA3	167	146
178694AA3	53	45
3136BMAH1	43	44
3137FY7H3	372	292
38379G2S5	1,203	1,861
38379PBV8	1,194	1,768
38380U2K8	484	1,046
38380VQ53	1,434	1,569
38380YAC9	326	334
38381TFA8	615	579
43037BAA0	75	62
59171UAA0	339	285
65619CAA7	865	617
76927TAB2	176	150
88430LAA6KUV	72	59
01462*AB5KUV	128	—
01462*AA7KUV	385	—
67090S108	94	—
BKI2A6JV9	129	—
BKI2A6KQ8	129	—
BKI2A6KU9	129	—
BKI2A6L79	129	—
23366*AA8LBL	9	—
Total:	$13,393	$15,389

7.    DERIVATIVES

Derivative financial instruments utilized by the Company may include index options, swaps, forwards and futures contracts. The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts.

Market risk is the risk that the Company will incur losses due to adverse changes in market prices, interest or foreign exchange rates. Market risk exists for all of the derivatives that the Company holds. To limit this risk, the Company's senior management has established risk control limits.

Counterparty credit risk relates to the Company's potential loss if counterparties concurrently fail to perform under the contractual terms of the contracts. The Company manages its exposure to counterparty credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master agreements and obtaining collateral where appropriate. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Certain derivatives, including futures and certain option contracts, are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating potential credit risk. See Note 16 for the amount of derivative collateral held at December 31, 2025 and December 31, 2024; all collateral held is cash.
28

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

The Company uses derivatives to manage risks with certain assets and liabilities arising from potential adverse impacts from changes in interest rates, foreign exchange rates and equity markets. The Company does not use derivatives for speculative purposes. Derivative instruments that meet the criteria of a highly effective hedge are valued and reported in a manner consistent with the hedged asset or liability. If the Company does not seek hedge accounting treatment then the derivative is accounted for at fair value with the change in fair value recorded as an unrealized gain or loss.

The paragraphs below describe the derivatives the Company primarily uses, including the objectives, cash requirements and accounting policies.

Futures

The Company utilizes equity index futures contracts. Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Futures contracts provide returns based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in annuity contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash.

Options

The Company also uses equity index options. Index option contracts provide returns at specified or optional dates based on a specified index applied to the option's notional amount. The Company purchases and writes (sells) option contracts primarily to reduce market risk associated with certain annuity contracts. When the Company purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company pays/receives cash equal to the premium of purchased/written options when the contract is established. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. The change in the fair value of option contracts is reported as a change in surplus, with an adjustment to derivatives. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract with the gain or loss on settlement reported in realized gain or loss. If the options are not exercised and the contracts expire, then no additional cash is exchanged and the remaining book value is offset to realized gain or loss.

Swaps

The Company employs interest rate swaps to reduce interest rate risk associated with certain investments supporting certain annuity contracts as well as cross-currency swaps to mitigate adverse changes in foreign exchange rates for certain investments. An interest rate swap is an agreement between two counterparties to exchange one stream of interest payments for another to manage exposure to fluctuation in interest rates or achieve better borrowing terms. A cross-currency swap is an agreement between two parties to exchange principal and interest payments in different currencies for a pre-defined period. Swaps provide returns at contractually defined dates based on respective interest rates applied to the notional amount with the net difference resulting in interest and principal payments settled between the counterparties. The change in the fair value of the swap is reported as an unrealized gain/loss through surplus, with an adjustment to derivatives. Cash flows received/paid at the reset dates are reported in net investment income and consist of any differences in the amounts of contractual interest calculated due to the respective counterparties based on changes in rates. Swaps usually terminate upon expiration with no recognition of a gain or loss. If terminated through a sale, the Company may realize a gain or loss. In order to mitigate counterparty default risk, both parties to a swap contract are required to pledge assets, often cash or high-quality securities, to cover potential mark-to-market losses.
At December 31, 2025, the Company's cross currency swap is treated as an accounting hedge. The Company did not report any derivatives as accounting hedges as of December 31, 2024.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral. Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

Derivatives are carried in accordance with SSAP No. 86, “Derivatives.” The Company’s underlying notional or principal amounts and gross fair values as of December 31, 2025 and 2024 were as follows:

	December 31, 2025				December 31, 2024
	Notional		Gross Fair Value		Notional		Gross Fair Value

($'s in thousands)	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Swaps	$—	$19,317	$—	$649	$—	$—	$—	$—

29

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

8.    REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this contingency is unlikely. Everlake represents 41% and 40% of the Company’s ceded reserves as of December 31, 2025 and December 31, 2024, respectively.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain policies. These amounts are reinsured on either a yearly renewable term, coinsurance or modified coinsurance basis.

The existing reinsurance agreements are subject to risk transfer as defined under SSAP No. 61 Life, Deposit-Type and Accident and Health Reinsurance and supplemented by A-791 Life and Health Reinsurance Agreements.  The Company has not entered into any reinsurance contracts that would limit the reinsurer’s assumption of significant risk or contain provisions that delay recording or reimbursement of losses.  All contracts settle quarterly, at a minimum.

On December 10, 2020, the Company recorded the receipt of an initial ceding commission of $82.3 million (before taxes of $17.3 million) as a result of an indemnity reinsurance agreement between the Company and COUNTRY Life Insurance Company, a life insurance company domiciled in Illinois. This amount was deferred in surplus in accordance with statutory accounting principles as defined in Account Practices and Procedures Manual Appendix A-791, paragraph 3 which limits the first year of recognition to the effective tax rate or 21%, resulting in an unamortized balance of $65.0 million in surplus at December 31, 2020. Amortization of $5.2 million, $9.9 million, and $14.2 million was recorded in 2025, 2024 and 2023, respectively, resulting in an unamortized balance in surplus of $24.9 million, $30.1 million, and $40.0 million at December 31, 2025, December 31, 2024, and December 31, 2023, respectively. The deferred ceding commission is amortized over the period under which earnings emerge from the business reinsured.
The effects of reinsurance were as follows for the years ended December 31, 2025, 2024 and 2023:

($'s in thousands)	2025	2024	2023

Insurance and other individual policy benefits and claims*:
Direct	$1,423,711	$1,369,491	$1,285,312
Assumed	42,821	50,867	49,982
Ceded - affiliated	(473,828)	(431,884)	(336,096)
Ceded - other non-affiliated	(853,338)	(869,979)	(864,068)
Net policy benefits and claims	$139,366	$118,495	$135,130

*Excludes surrender benefits

($'s in thousands)	2025	2024	2023
Premiums and annuity considerations:
Direct	$884,104	$934,730	$966,902
Assumed	24,861	19,681	23,790
Ceded - affiliated	(157,035)	(124,002)	(61,900)
Ceded - other non-affiliated	(739,398)	(819,084)	(911,952)
Net premiums and annuity considerations	$12,532	$11,325	$16,840

On March 6, 2019, Scottish Re (“SRUS”) was put into receivership by the Delaware Department of insurance (“the Receiver”). The Receiver filed a petition for approval of a rehabilitation plan for SRUS as of June 30, 2020; this plan was superceded by the Modified Plan of the Rehabilitation of Scottish Re effective June 30, 2022. Effective July 18, 2023, the Receiver filed a Motion for Entry of a Liquidation and Injunction Order with the recognition that SRUS was impaired and of unsound condition and that the rehabilitation was no longer viable. SRUS and the majority of its directors consented to the entry of this order which was deemed to be in the best interest of SRUS, its creditors and the general public. The Company released ceded reserves of $2.7 million to reflect the cancellation of the agreements per the terms of the liquidation order as of September 30, 2023. For claim recoverables, the Company had offset due premium against the outstanding settlements. Also, the Company received a $2.0 million partial payment in May 2022 under the court’s directive. As of December 31, 2023, the Company has written-off $1.5 million of ceded benefits with future action dependent on the manner of distribution of the SRUS assets. There were no additional
30

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
write-offs in 2025. The Company has fully non-admitted the remaining $6.2 million, in 2023, of unpaid settlements in accordance with recent interpretative accounting guidance issued by the NAIC under SSAP No. 61 which requires assets to be held in trust or supported by other collateral for admission.
For the year ended December 31, 2025, there was no commutation/recapture of ceded reinsurance. For the years ended December 31, 2024 and 2023, the Company had the following experience as a result of the commutation/recapture of ceded reinsurance, which was fully recaptured effective April 1, 2024:

($'s in thousands)	2024	2023
(1) Claims incurred	$18,218	$13,521
(2) Claims adjustment expenses incurred	—	—
(3) Premiums earned	(16,038)	(11,141)
(4) Other	—	—
Reserve Adjustment on Reinsurance Ceded	(2,241)	(2,447)
Commission and expense allowance	39	43
	$(22)	$(24)

(5) Company
Hannover Life Reassurance Company of America	$(22)	$(24)
	$(22)	$(24)

9.RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For traditional life contracts, the cost of additional mortality for each policy is assumed to equal the additional premium charged for that policy period and is reserved accordingly. Additional premiums are collected for policies issued on substandard lives. Reserves are held in a manner consistent with traditional policies. For interest-sensitive policies, substandard mortality is reflected in the cost of insurance charges.

As of December 31, 2025, 2024 and 2023, the Company had $3,744.7 million, $3,683.9 million and $3,826.5 million of direct insurance in force for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Nebraska, respectively. Deficiency reserves above base contract reserves as of December 31, 2025 and 2024 totaled $66.2 million and $65.8 million, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business for which the Tabular Interest is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts for which Tabular Interest on funds is determined by formula as described in the instructions.

The Company recorded no premium deficiency reserves related to accident and health contracts for the years ended December 31, 2025 and 2024.

There were no significant reserve changes during the year ended December 31, 2025.

31

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

Other reserve changes in 2024 were as follows:

2024			Ordinary				Group
Item	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities
Traditional Life - model refinements	$2,200	$—	$2,200	$—	$—	$—	$—	$—

3106999 Total	$2,200	$—	$2,200	$—	$—	$—	$—	$—

Other reserve changes in 2023 were as follows:

2023			Ordinary				Group
Item	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities
Annuity Reserve C3 Phase 1 Testing	$20,000	$—		$20,000	$—	$—	$—	$—

3106999 Total	$20,000	$—	$—	$20,000	$—	$—	$—	$—
32

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The withdrawal characteristics of general account and separate account life reserves and deposits as of December 31, 2025 and 2024 were as follows:

	December 31, 2025
	($'s in thousands)
A.	General Account			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$27,739	$88,318
		b.	Universal life	717,783	717,778	722,394
		c.	Universal life with secondary guarantees	3,465,797	3,216,621	7,109,597
		d.	Indexed universal life	50,829	46,991	50,059
		e.	Indexed universal life with secondary guarantees	822,547	707,613	753,505
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	62,406	78,138
		h.	Variable life	—	—	—
		i.	Variable universal life	126,755	126,512	130,542
		j.	Miscellaneous reserves	—	—	42,308
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	2,333,638
		b.	Accidental death benefits	XXX	XXX	73
		c.	Disability - active lives	XXX	XXX	873
		d.	Disability - disabled lives	XXX	XXX	28,411
		e.	Miscellaneous reserves	XXX	XXX	86,646
	(3)	Total (gross: direct + assumed)		5,183,711	4,905,660	11,424,502
	(4)	Reinsurance ceded		4,951,038	4,669,125	11,156,955
	(5)	Total (net) (3 minus 4)		$232,673	$236,535	$267,547

B.	Separate Account with Guarantees			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	—	—	—
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		—	—	—
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$—	$—	$—
33

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

C.	Separate Account Nonguaranteed			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	1,442,686	1,439,960	1,445,123
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		1,442,686	1,439,960	1,445,123
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$1,442,686	$1,439,960	$1,445,123

D.				Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Life Insurance Section, Total (net)		$244,680
	2	Exhibit 5, Accidental Death Benefits Section, Total (net)		6
	3	Exhibit 5, Disability - Active Lives Section, Total (net)		362
	4	Exhibit 5, Disability - Disabled Lives Section, Total (net)		477
	5	Exhibit 5, Miscellaneous Reserves Section, Total (net)		22,022
	6	Subtotal		267,547

	Separate Accounts Annual Statement:
	7	Exhibit 3,line 0199999, Column 2		1,445,123
	8	Exhibit 3,line 0499999, Column 2		—
	9	Exhibit 3,line 0599999, Column 2		—
	10	Subtotal (Lines 7 through 9)		1,445,123
	11	Combined Total (Lines 6 plus 10)		$1,712,670

34

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

December 31, 2024
($'s in thousands)
A.	General Account			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$22,811	$85,219
		b.	Universal life	766,254	766,245	771,543
		c.	Universal life with secondary guarantees	3,575,929	3,247,802	7,006,877
		d.	Indexed universal life	66,027	60,178	63,535
		e.	Indexed universal life with secondary guarantees	784,326	646,435	699,292
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	59,199	75,517
		h.	Variable life	—	—	—
		i.	Variable universal life	117,573	117,041	122,507
		j.	Miscellaneous reserves	—	—	44,007
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	2,593,952
		b.	Accidental death benefits	XXX	XXX	80
		c.	Disability - active lives	XXX	XXX	1,121
		d.	Disability - disabled lives	XXX	XXX	27,034
		e.	Miscellaneous reserves	XXX	XXX	88,460
	(3)	Total (gross: direct + assumed)		5,310,109	4,919,711	11,579,144
	(4)	Reinsurance ceded		5,051,101	4,659,290	11,285,973
	(5)	Total (net) (3 minus 4)		$259,008	$260,421	$293,171

B.	Separate Account with Guarantees			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	—	—	—
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		—	—	—
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$—	$—	$—

C.	Separate Account Nonguaranteed			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	1,326,289	1,320,309	1,327,896
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		1,326,289	1,320,309	1,327,896
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$1,326,289	$1,320,309	$1,327,896

35

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

D.			Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Life Insurance Section, Total (net)	$270,417
	2	Exhibit 5, Accidental Death Benefits Section, Total (net)	3
	3	Exhibit 5, Disability - Active Lives Section, Total (net)	—
	4	Exhibit 5, Disability - Disabled Lives Section, Total (net)	491
	5	Exhibit 5, Miscellaneous Reserves Section, Total (net)	22,260
	6	Subtotal	293,171

	Separate Accounts Annual Statement:
	7	Exhibit 3,line 0199999, Column 2	1,327,896
	8	Exhibit 3,line 0499999, Column 2	—
	9	Exhibit 3,line 0599999, Column 2	—
	10	Subtotal (Lines 7 through 9)	1,327,896
	11	Combined Total (Lines 6 plus 10)	$1,621,067

36

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
10.WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES
The withdrawal characteristics of general account and separate account annuity reserves and deposits as of December 31, 2025 and 2024 were as follows:

December 31, 2025
($'s in thousands)
				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A.		INDIVIDUAL ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$129,976	$19,257	$—	$149,233	4.1%
		b.	At book value less current surrender charge of 5% or more	3,034	—	—	3,034	0.1%
		c.	At fair value	13,779	—	378,861	392,640	10.6%
		d.	Total with market value adjustment or at fair value (Total of a through c)	146,789	19,257	378,861	544,907	14.8%
		e.	At book value without adjustment (minimal or no charge or adjustment)	2,885,549	—	—	2,885,549	78.6%
	2.	Not subject to discretionary withdrawal		235,254	—	5,267	240,521	6.6%
	3.	Total (gross: direct + assumed)		3,267,592	19,257	384,128	3,670,977	100.0%
	4.	Reinsurance ceded		1,758,087	19,257	—	1,777,344
	5.	Total (net) (line 3 minus 4)		$1,509,505	$—	$384,128	$1,893,633
	6.	Amount included in A.1.b. above that will move to A.1.e.
		for the first time within the year after the statement date		$547	$—	$—	$547

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
B.		GROUP ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$115,131	$21	$—	$115,152	60.0%
		b.	At book value less current surrender charge of 5% or more	17	—	—	17	0.0%
		c.	At fair value	—	—	27,608	27,608	14.5%
		d.	Total with market value adjustment or at fair value (Total of a through c)	115,148	21	27,608	142,777	74.5%
		e.	At book value without adjustment (minimal or no charge or adjustment)	29,216	—	—	29,216	15.2%
	2.	Not subject to discretionary withdrawal		19,774	—	11	19,785	10.3%
	3.	Total (gross: direct + assumed)		164,138	21	27,619	191,778	100.0%
	4.	Reinsurance ceded		34,337	21	—	34,358
	5.	Total (net) (line 3 minus 4)		$129,801	$—	$27,619	$157,420
	6.	Amount included in B.1.b. above that will move to B.1.e.
		for the first time within the year after the statement date		$14	$—	$—	$14

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
C.		DEPOSIT TYPE CONTRACTS

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$—	$—	$—	$—	0.0%
		b.	At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
		c.	At fair value	518	—	—	518	0.1%
		d.	Total with market value adjustment or at fair value (Total of a through c)	518	—	—	518	0.1%
		e.	At book value without adjustment (minimal or no charge or adjustment)	26,589	—	—	26,589	2.7%
	2.	Not subject to discretionary withdrawal		966,492	—	—	966,492	97.2%
	3.	Total (gross: direct + assumed)		993,599	—	—	993,599	100.0%
	4.	Reinsurance ceded		37,901	—	—	37,901
	5.	Total (net) (line 3 minus 4)		$955,698	$—	$—	$955,698
	6.	Amount included in C.1.b. above that will move to C.1.e.
		for the first time within the year after the statement date		$—	$—	$—	$—

37

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

D.			Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Annuities Section, Total (net)	$1,639,306
	2.	Exhibit 5, Supplementary Contracts With Life Contingencies (net)	—
	3.	Exhibit 7, Deposit-Type contracts, Line 14, Column 1	955,698
	4.	Subtotal	2,595,004

	Separate Accounts Annual Statement:
	5.	Exhibit 3,line 0299999, Column 2	411,748
	6.	Exhibit 3,line 0399999, Column 2	—
	7.	Policyholder dividend and coupon accumulations	—
	8.	Policyholder premiums	—
	9.	Guaranteed interest contracts	—
	10.	Other contract deposit funds	—
	11.	Subtotal	411,748
	12.	Combined Total	$3,006,752

38

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

December 31, 2024
($'s in thousands)
				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A.		INDIVIDUAL ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$148,695	$26,487	$—	$175,182	4.4%
		b.	At book value less current surrender charge of 5% or more	3,514	—	—	3,514	0.1%
		c.	At fair value	15,049	—	369,291	384,340	9.7%
		d.	Total with market value adjustment or at fair value (Total of a through c)	167,258	26,487	369,291	563,036	14.2%
		e.	At book value without adjustment (minimal or no charge or adjustment)	3,130,570	—	—	3,130,570	79.1%
	2	Not subject to discretionary withdrawal		257,337	—	5,251	262,588	6.6%
	3	Total (gross: direct + assumed)		3,555,165	26,487	374,542	3,956,194	100.0%
	4	Reinsurance ceded		1,847,302	26,487	—	1,873,789
	5	Total (net) (line 3 minus 4)		$1,707,863	$—	$374,542	$2,082,405
	6	Amount included in A.1.b. above that will move to A.1.e.
		for the first time within the year after the statement date		$818	$—	$—	$818

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
B.		GROUP ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$140,370	$19	$—	$140,389	62.0%
		b.	At book value less current surrender charge of 5% or more	17	—	—	17	0.0%
		c.	At fair value	—	—	26,929	26,929	11.9%
		d.	Total with market value adjustment or at fair value (Total of a through c)	140,387	19	26,929	167,335	73.9%
		e.	At book value without adjustment (minimal or no charge or adjustment)	37,147	—	—	37,147	16.4%
	2	Not subject to discretionary withdrawal		21,877	—	63	21,940	9.7%
	3	Total (gross: direct + assumed)		199,411	19	26,992	226,422	100.0%
	4	Reinsurance ceded		40,205	19	—	40,224
	5	Total (net) (line 3 minus 4)		$159,206	$—	$26,992	$186,198
	6	Amount included in B.1.b. above that will move to B.1.e.
		for the first time within the year after the statement date		$14	$—	$—	$14

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
C.		DEPOSIT TYPE CONTRACTS

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$—	$—	$—	$—	0.0%
		b.	At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
		c.	At fair value	652	—	—	652	0.1%
		d.	Total with market value adjustment or at fair value (Total of a through c)	652	—	—	652	0.1%
		e.	At book value without adjustment (minimal or no charge or adjustment)	31,878	—	—	31,878	2.7%
	2	Not subject to discretionary withdrawal		1,155,853	—	—	1,155,853	97.2%
	3	Total (gross: direct + assumed)		1,188,383	—	—	1,188,383	100.0%
	4	Reinsurance ceded		45,053	—	—	45,053
	5	Total (net) (line 3 minus 4)		$1,143,330	$—	$—	$1,143,330
	6	Amount included in C.1.b. above that will move to C.1.e.
		for the first time within the year after the statement date		$—	$—	$—	$—
39

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

D.			Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Annuities Section, Total (net)	$1,867,069
	2	Exhibit 5, Supplementary Contracts With Life Contingencies (net)	—
	3	Exhibit 7, Deposit-Type contracts, Line 14, Column 1	1,143,330
	4	Subtotal	3,010,398

	Separate Accounts Annual Statement:
	5	Exhibit 3,line 0299999, Column 2	401,534
	6	Exhibit 3,line 0399999, Column 2	—
	7	Policyholder dividend and coupon accumulations	—
	8	Policyholder premiums	—
	9	Guaranteed interest contracts	—
	10	Other contract deposit funds	—
	11	Subtotal	401,534
	12	Combined Total	$3,411,932

40

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
11.     SEPARATE ACCOUNTS

The Company continues to have variable life policies and variable annuity contracts in-force, however, it stopped issuing new business on these products in 2017 and 2006, respectively. The assets and liabilities of variable life policies and variable annuity contracts are recorded as assets and liabilities of the Separate Accounts and are legally insulated from the General Account, excluding any purchase payments or transfers directed by the contract holder to earn a fixed rate of return which are included in the Company’s General Account assets. The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account. Separate Accounts which contain variable annuity and variable life business are unit investment trusts registered with the Securities and Exchange Commission (“SEC”). The results of the Separate Accounts related to variable annuity and certain variable life business are reinsured to Everlake, formerly ALIC, pursuant to a modified coinsurance agreement. Other variable life business has been separately reinsured to GILICO pursuant to a modified coinsurance agreement and certain variable life mortality risks have been reinsured to another counterparty pursuant to a Monthly Renewable Term (“MRT”) agreement.

The Separate Accounts allow the contract holder to accumulate funds within a variety of portfolios, at rates which depend upon the return achieved from the types of investments chosen. The net investment experience of the Separate Accounts is credited directly to the contract holder and can be favorable or unfavorable. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives and policies. Absent any contract provision wherein the Company provides a guarantee, the contract holders of the variable annuity and variable life products bear the investment risk that Separate Accounts’ funds may not meet their stated investment objectives.

The assets legally insulated and not legally insulated from the general account as of December 31, 2025 and 2024 were attributed to the following products/transactions:

($'s in thousands)	December 31, 2025		December 31, 2024
Product/transaction	Legally insulated assets	Separate Account Assets (Not legally insulated)	Legally insulated assets	Separate Account Assets (Not legally insulated)
Variable annuity contracts	$412,091	$—	$401,934	$—
Variable life policies	1,442,682	—	1,326,237	—
Total	$1,854,773	$—	$1,728,171	$—

Some of the Separate Account liabilities are guaranteed by the General Account. To compensate the General Account for the risk taken on variable annuity products, the Separate Accounts paid risk charges of $0.8 million, $0.9 million and $0.8 million for the years ended December 31, 2025, 2024 and 2023, respectively. All such guarantees and the related risk charges are reinsured to Everlake, formerly ALIC. The risk charges related to variable life products are not explicit, but rather embedded within the cost of insurance.

The amounts paid by the General Account for Separate Account guarantees for the years ended December 31, 2025, 2024 and 2023 were $0.4 million, $0.6 million and $1.3 million, respectively. Certain of these guarantees and the related risk charges are reinsured to Everlake.

The Company did not have securities lending transactions within the Separate Accounts at December 31, 2025 or 2024.

41

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
An analysis of the Separate Account reserves as of December 31, 2025 was as follows:

	($'s in thousands)		Index	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total

1	Premiums, considerations or deposits for the year ended 12/31/25		$—	$—	$—	$49,668	$49,668

	Reserves at 12/31/25
2	For accounts with assets at:
	a.	Fair value	—	—	—	1,856,871	1,856,871
	b.	Amortized cost	—	—	—	—	—
	c.	Total Reserves	$—	$—	$—	$1,856,871	$1,856,871

3	By withdrawal characteristics:
	a.	Subject to discretionary withdrawal	$—	$—	$—	$—	$—
		1. With market value adjustment	—	—	—	—	—
		2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
		3. At fair value	—	—	—	1,851,592	1,851,592
		4. At book Value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
		5. Subtotal	—	—	—	1,851,592	1,851,592
	b.	Not subject to discretionary withdrawal	—	—	—	5,279	5,279
	c.	Total Reserves	$—	$—	$—	$1,856,871	$1,856,871

4	Reserves for Asset Default Risk in Lieu of AVR		$—	$—	$—	$—	$—

An analysis of the Separate Account reserves as of December 31, 2024 was as follows:

	($'s in thousands)		Index	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total

1	Premiums, considerations or deposits for the year ended 12/31/24		$—	$—	$—	$52,925	$52,925

	Reserves at 12/31/24
2	For accounts with assets at:
	a.	Fair value	—	—	—	1,729,430	1,729,430
	b.	Amortized cost	—	—	—	—	—
	c.	Total Reserves	$—	$—	$—	$1,729,430	$1,729,430

3	By withdrawal characteristics:
	a.	Subject to discretionary withdrawal	$—	$—	$—	$—	$—
		1. With market value adjustment	—	—	—	—	—
		2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
		3. At fair value	—	—	—	1,724,116	1,724,116
		4. At book Value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
		5. Subtotal	—	—	—	1,724,116	1,724,116
	b.	Not subject to discretionary withdrawal	—	—	—	5,314	5,314
	c.	Total Reserves	$—	$—	$—	$1,729,430	$1,729,430

4	Reserves for Asset Default Risk in Lieu of AVR		$—	$—	$—	$—	$—

42

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The reconciliation of Net Transfers to/(from) the Statement of Operations of the Separate Account Statement to the Statutory Statement of Operations of the Company for the years ended December 31, 2025, 2024 and 2023 was as follows:

($'s in thousands)	2025	2024	2023

Transfers as reported in the Summary of Operations of the Separate Accounts Statements
Transfers to Separate Accounts	$49,668	$52,925	$55,011
Transfers from Separate Accounts	(134,807)	(141,191)	(94,161)
Net transfers from Separate Accounts	$(85,139)	$(88,266)	$(39,150)

12.FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs. The Company uses observable inputs incorporated into proprietary modeling for select private holdings deemed more representative of the characteristics of these securities. Assets and liabilities recorded on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1 Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2 Assets and liabilities whose values are based on the following:

(a) Quoted prices for similar assets or liabilities in active markets;
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models.

The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. The Company performs ongoing price validation procedures such as backtesting of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions. There were no significant changes made in valuation techniques during 2025 or 2024.

The Company may reclassify assets reported at fair value between levels of the SSAP No. 100 fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. The policy governing when these transfers are recognized did not change during 2025 or 2024. The Company transferred $24.3 million into Level 3 in 2024 due to the lack of observable market data.

43

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The Company’s assets and liabilities by classification measured at fair value as of December 31, 2025 were as follows:

($'s in thousands)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

Assets at fair value:
Separate account assets	$1,854,773	$—	$—	$—	$1,854,773
Other invested assets	—	22,199	21,790	87,836	131,825
Perpetual preferred stock	—	106,631	95,512	—	202,143
Total assets at fair value	$1,854,773	$128,830	$117,302	$87,836	$2,188,741

Liabilities at fair value:

Separate account liabilities	$1,854,773	$—	$—	$—	$1,854,773
Total liabilities at fair value	$1,854,773	$—	$—	$—	$1,854,773

The Company’s assets and liabilities by classification measured at fair value as of December 31, 2024 were as follows:

($'s in thousands)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

Assets at fair value:
Separate account assets	$1,728,171	$—	$—	$—	$1,728,171
Other invested assets	—	19,664	24,333	102,936	146,933
Perpetual preferred stock	—	105,673	92,947	—	198,620
Total assets at fair value	$1,728,171	$125,337	$117,280	$102,936	$2,073,724

Liabilities at fair value:

Separate account liabilities	$1,728,171	$—	$—	$—	$1,728,171
Total liabilities at fair value	$1,728,171	$—	$—	$—	$1,728,171

Fair value measurements in level 3 of the fair value hierarchy were as follows as of December 31, 2025:

($'s in thousands) Description	Balance at 01/01/2025	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/Sales/Distributions	Balance at 12/31/2025

Financial Instruments
Other invested assets	$24,333	$—	$—	$—	$(1,796)	$1,649	$(2,397)	$21,789
Perpetual Preferred Stock	92,947	—	—	—	2,565	—	—	95,512

Total Assets	$117,280	$—	$—	$—	$769	$1,649	$(2,397)	$117,301

Fair value measurements in level 3 of the fair value hierarchy were as follows as of December 31, 2024:

($'s in thousands) Description	Balance at 01/01/2024	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/Sales/Distributions	Balance at 12/31/2024

Financial Instruments
Other invested assets	$—	$24,278	$—	$—	$948	$551	$(1,444)	$24,333
Perpetual Preferred Stock	90,000	—	—	—	696	2,251	—	92,947

Total Assets	$90,000	$24,278	$—	$—	$1,645	$2,802	$(1,444)	$117,280

44

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2025 were as follows:

($'s in thousands)	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)

Assets at fair value:
Bonds	$5,032,861	$6,141,754	$68,825	$4,944,320	$19,716	$—	$—
Preferred stock	218,653	223,399	—	123,141	95,512	—	—
Common stock	15,853	36,272	14,137	1,716	—	—	20,419
Mortgage loans	407,062	436,794	—	—	407,062	—	—
Other investments	433,273	446,046	—	297,641	47,796	87,836	—
Contract loans	27,951	27,951	—	—	27,951	—	—
Cash and short-term investments	385,035	385,035	385,035	—	—	—	—
Separate account assets	1,854,773	1,854,773	1,854,773	—	—	—	—

Liabilities at fair value:
Deposit type contracts	$965,093	$955,698	$—	$—	$965,093	$—	$—
Separate account liabilities	1,854,773	1,854,773	1,854,773	—	—	—	—
Derivative liabilities	(348)	649	—	(348)	—	—	—

The carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2024 was as follows:

($'s in thousands)	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)

Assets at fair value:
Bonds	$6,043,661	$7,350,102	$66,964	$5,976,697	$—	$—	$—
Preferred stock	236,540	231,125	—	143,593	92,947	—	—
Common stock	48,987	75,689	48,987	—	—	—	26,702
Mortgage loans	423,888	466,414	—	—	423,888	—	—
Other investments	596,699	626,633	—	443,245	50,518	102,936	—
Contract loans	31,338	31,338	—	—	31,338	—	—
Cash and short-term investments	215,813	215,813	179,813	36,000	—	—	—
Separate account assets	1,728,171	1,728,171	1,728,171	—	—	—	—

Liabilities at fair value:
Deposit type contracts	$1,131,657	$1,143,330	$—	$—	$1,131,657	$—	$—
Separate account liabilities	1,728,171	1,728,171	1,728,171	—	—	—	—

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents and short-term investments – The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. Cash, cash equivalents and short-term investments include money market instruments, highly liquid debt instruments and certain other investments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1.

Bonds and preferred stock – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, market activity or other inputs observable in the market. The Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, pricing overrides may be used. Internally developed valuations are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities and redeemable preferred stock, which are comprised of investments in private placement securities are primarily determined using discounted cash flow models. These models primarily use observable inputs
45

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Common stocks – The Company’s investment in FHLB stock is not practicable to measure fair value due to the redemption provisions. It is reported in accordance with SSAP No. 30 and represents the price at which the FHLB will repurchase the stock. Reference “Other invested assets” below for discussion surrounding NAV.

Mortgage loans – The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Derivatives - The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives.

Other invested assets – The Company’s other invested assets consist of investments in surplus notes as well as limited partnerships and collateral loans. Investments in surplus notes are 144A institutionally traded private placements. Pricing is readily available from multiple pricing sources and therefore these are reflected in Level 2. Collateral loans are shown as Level 3 based on discounted cash flows and value of underlying collateral which may utilize unobservable inputs. Limited partnerships are reported at NAV, where available, or Level 3 based on their reliance on unobservable inputs.
Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Invested assets using NAV as a practical expedient consist of certain limited partnership and collateral loan interests in real estate, common stock, hedge, insurance and other funds. All of these investments have individually varying investment strategies which also have a variety of redemption terms and conditions including certain fund interests that are restricted until maturity. The Company believes that using NAV as a practical expedient for these investments is a fair and close approximation of the investment’s liquidation value.

Contract loans - The fair value of contract loans is determined by estimating future policy loan cash flows and discounting the cash flows at the current loan coupon rate. As a result, the carrying value of the contract loans approximates the fair value.

Separate Accounts – Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.

Deposit Liabilities – Only the portion of deposit liabilities with defined or contractual maturities are reflected in the table above. The fair value is based upon the present value of the expected future cash flows.

13.     FEDERAL INCOME TAXES

In 2025, the Company and its subsidiary, Lancaster Re, entered into the Kuvare Consolidated Tax Return which is governed by a tax allocation agreement with Lancaster Re, Guaranty Income Life Insurance Company, United Life Insurance Company, and Kuvare Bermuda Re, Ltd., under Internal Revenue Code Section 1504(c)(1). For 2024 and prior years, the Company filed a consolidated return with its subsidiary, Lancaster Re.

On July 4, 2025, the One Big Beautiful Bill Act was signed into U.S. law, introducing a broad range of business tax reform. The Company does not expect the new legislation to have a material impact on the ongoing effective tax rate or financial condition.

The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits at December 31, 2025 or 2024. As of December 31, 2025, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties.

The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTAs to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors including: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

46

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The components of the Company’s net DTAs and DTLs as of December 31, 2025 and 2024 were as follows:

($'s in thousands)		December 31, 2025			December 31, 2024			Change
		(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
		Ordinary	Capital	(Col. 1 + 2) Total	Ordinary	Capital	(Col. 4 + 5) Total	(Col. 1 - 4) Ordinary	(Col. 2-5) Capital	(Col. 7 + 8) Total
a.	Gross Deferred Tax Assets	$153,273	$18,652	$171,925	$161,232	$3,027	$164,259	$(7,959)	$15,625	$7,666
b.	Statutory Valuation Allowance Adjustment	126,319	9,202	135,521	—	—	—	126,319	9,202	135,521
c.	Adjusted Gross Deferred Tax Assets (a - b)	26,954	9,450	36,404	161,232	3,027	164,259	(134,278)	6,423	(127,855)
d.	Deferred Tax Assets Nonadmitted	—	—	—	128,452	—	128,452	(128,452)	—	(128,452)
e.	Subtotal Net Admitted Deferred Tax Asset (c - d)	26,954	9,450	36,404	32,780	3,027	35,807	(5,826)	6,423	597
f.	Deferred Tax Liabilities	(10,834)	—	(10,834)	(3,153)	—	(3,153)	(7,681)	—	(7,681)
g.	Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) (e - f)	$16,120	$9,450	$25,570	$29,627	$3,027	$32,654	$(13,507)	$6,423	$(7,084)

The component amounts of the Company's net admitted DTAs by tax character as of December 31, 2025 and 2024 were as follows:

	($'s in thousands)	December 31, 2025			December 31, 2024			Change
		(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
		Ordinary	Capital	(Col. 1 + 2) Total	Ordinary	Capital	(Col. 4 + 5) Total	(Col. 1 - 4) Ordinary	(Col. 2-5) Capital	(Col. 7 + 8) Total
	Admission Calculation Components SSAP No. 101
a.	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted Gross Tax Assets Expected to Be Realized (Excluding the Amount of Deferred Tax Assets from a) above) After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	16,120	9,450	25,570	29,627	3,027	32,654	(13,507)	6,423	(7,084)
	1. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following the Balance Sheet Date	16,120	9,450	25,570	29,627	3,027	32,654	(13,507)	6,423	(7,084)
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	xxx	xxx	25,570	xxx	xxx	30,000	xxx	xxx	(4,430)
c.	Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets from a) and b) above) Offset by Gross Deferred Tax Liabilities	10,834	—	10,834	3,153	—	3,153	7,681	—	7,681
d	Total Admitted under 11a) through 11c)	$26,954	$9,450	$36,404	$32,780	$3,027	$35,807	$(5,826)	$6,423	$597

The recovery period and threshold limitation information as of December 31, 2025 and December 31, 2024 were as follows:

($'s in thousands)	2025	2024

Ratio Percentage Used to Determine Recovery Period and Threshold Amount Limitation	431.6%	427.8%
Amount of Adjusted Capital and Surplus Used to Determine Recovery Period and Threshold Limitation in (b)2 above.	$244,961	$278,536

The impact of tax planning strategies, as used in the Company's SSAP No. 101 calculation, on adjusted gross and net admitted DTAs as of December 31, 2025 and 2024 were as follows:

($'s in thousands)	December 31, 2025		December 31, 2024		Change
	(1)	(2)	(3)	(4)	(5)	(6)
	Ordinary	Capital	Ordinary	Capital	(Col. 1 - 3) Ordinary	(Col. 2-4) Capital

Impact of Tax Planning Strategies
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted Gross DTAs Amount	$153,273	$18,652	$161,232	$3,027	$(7,959)	$15,625
2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	17.59%	50.66%	0.00%	0.00%	17.59%	33.07%
3. Net admitted Adjusted Gross DTAs amount	$26,954	$9,450	$32,780	$3,027	$(5,826)	$6,423
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted Because of the Impact of Tax Planning Strategies	100.00%	100.00%	0.00%	0.00%	100.00%	100.00%
As of December 31, 2025, the Company's tax planning strategies includes the use of reinsurance. As of December 31, 2024, the Company's tax planning strategies did not include the use of reinsurance.

The Company has an investment in Lancaster Re for which it has not recorded deferred taxes at this time. The amount of any deferred tax balance attributable to this investment has not yet been quantified. Aside from the Company’s investment in
47

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
Lancaster Re, the Company has no temporary differences for which deferred taxes have not been established as of December 31, 2025 or 2024.

The Company's significant components of income taxes incurred for the years ended December 31, 2025, 2024 and 2023 were as follows:

($'s in thousands)	2025	2024	2023

Current Income Tax	$—	$—	$10,273
Federal income tax (benefit) on net realized capital losses	802	(4,185)	(6,575)
Federal and foreign income taxes (benefit) incurred	$802	$(4,185)	$3,698

The Company's significant components of the Company’s DTAs and DTLs as of December 31, 2025 and 2024 were as follows:

($'s in thousands)	December 31, 2025	December 31, 2024	Change

Deferred Tax Assets:
Ordinary:
Policyholder reserves	$14,620	$13,739	$881
Investments	—	1,926	(1,926)
Deferred acquisition costs	132,031	124,215	7,816
Receivables -- nonadmitted	1,906	1,629	277
Net operating loss carryforward	4,461	19,331	(14,870)
Other (including items <5% of total ordinary tax assets)	255	392	(137)
Subtotal	153,273	161,232	(7,959)

Statutory valuation allowance adjustment	126,319	—	126,319
Nonadmitted	—	128,452	(128,452)
Admitted ordinary deferred tax assets	26,954	32,780	(5,826)
Capital:
Investments	3,213	3,027	186
Net capital loss carry-forward	15,439	—	15,439
Other (unrealized gains)	—	—	—
Subtotal	18,652	3,027	15,625
Statutory valuation allowance adjustment	9,202	—	9,202
Nonadmitted	—	—	—
Admitted capital deferred tax assets	9,450	3,027	6,423
Admitted deferred tax assets	36,404	35,807	597

Deferred Tax Liabilities
Ordinary
Investments	(9,796)	—	(9,796)
Deferred and uncollected premium	(858)	(978)	120
Other	(180)	(2,175)	1,995
Subtotal	(10,834)	(3,153)	(7,681)

Capital
Investments	—	—	—
Other (unrealized gains)	—	—	—
Subtotal	—	—	—

Deferred tax liabilities	(10,834)	(3,153)	(7,681)

Net deferred tax assets	$25,570	$32,654	$(7,084)

48

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The change in net deferred income taxes was comprised of the following:

($'s in thousands)	December 31, 2025	December 31, 2024	Change

Total deferred tax assets	$36,404	$164,259	$(127,855)
Total deferred tax liabilities	(10,834)	(3,153)	(7,681)
Net deferred tax asset (liability)	$25,570	$161,106	(135,536)
Tax effect of unrealized gains (losses)			2,877
Change in net deferred income tax			$(132,659)
Tax effect of non-admitted assets			17,686
Change in net deferred income tax per rate reconciliation			$(114,973)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes for 2025, 2024 and 2023. The significant items causing this difference for the years ended December 31, 2025, 2024 and 2023 were as follows:

($'s in thousands)	December 31, 2025		December 31, 2024		December 31, 2023
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate

Provision computed at statutory rate	$(12,002)	21.00%	$1,272	21.00%	$(3,087)	21.00%
IMR amortization	(715)	1.25%	(1,311)	-21.65%	(2,396)	16.30%
Transfer of IMR	(2,919)	5.11%	(1,648)	-27.20%	(1,102)	7.50%
Amortization of initial ceding commission	(4,733)	8.28%	(5,559)	-91.76%	(6,877)	46.78%
Adjustment for tax allocation agreement	—	0.00%	(2,742)	-45.26%	(17,895)	121.73%
Statutory unrealized losses	2,876	-5.03%	1,687	27.85%	1,508	-10.26%
Provision to return	2,259	-3.95%	2,021	33.36%	11,427	-77.73%
Change in valuation allowance	135,520	-237.11%	—	0.00%	—	0.00%
Other	(4,511)	7.89%	(6,020)	-99.39%	(7,055)	47.98%
Total income taxes	$115,775	-202.56%	$(12,300)	-203.05%	$(25,477)	173.30%

Current income taxes incurred	802		(4,185)		3,698
Change in net deferred income taxes	114,973		(8,115)		(29,175)
Total statutory income taxes	$115,775		$(12,300)		$(25,477)

At December 31, 2025 and 2024, the Company had net operating loss carryforwards of $21.2 million and $92.1 million, respectively, which have an unlimited carryforward period. For the years ended December 31, 2025 and 2024, the Company had no tax credit carryforwards. For the years ended December 31, 2025 and 2024, the Company had $15.4 million and $0 of capital loss carryforwards, respectively. The Company had no income taxes paid in prior years available for recoupment in the event of future net capital losses at December 31, 2025. The Company did not have deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2025. There was no alternative minimum tax credit as of December 31, 2025 or 2024. Additionally, the Company does not meet the threshold for being subjected to the Corporate Alternative Minimum Tax as enacted by the Inflation Reduction Act.

14. CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company had 30,000 common shares authorized and 25,000 shares issued and outstanding at December 31, 2025 and 2024. All shares had a par value of $100 per share.

The Company’s ability to pay dividends is subject to certain statutory restrictions. The State of Nebraska has enacted laws governing the payment of dividends to stockholders by domestic insurers. Pursuant to state statues, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Nebraska Director of Insurance (the "NE DOI Director") is limited to the greater of: (i) 10% of its statutory surplus as of the preceding December 31; or (ii) the Company’s statutory net gain from operations for the preceding calendar year. See Note 2 for more information related to the payment of dividends.

The Company paid no ordinary or extraordinary dividends in 2025, 2024 or 2023.

49

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

In 2025, the Company had the following surplus notes or similar obligations outstanding:

($'s in thousands) Issue Date	Original Issue Amount	Holder is Related Party	Carrying Amount at December 31, 2024	Carrying Amount at December 31, 2025	Maturity Date	Current Year Interest	Life to Date Interest
December 31, 2022	$60,000	YES	$60,000	$60,000	December 31, 2052	$4,650	$13,950
	$60,000		$60,000	$60,000		$4,650	$13,950

The surplus note was received in cash and carries an annual interest rate of 7.75%. Surplus notes are subordinate in right to payment to policyholders, claimant and beneficiary claims, and all prior claims of the Company as defined in the surplus notes, but senior to the claims of shareholders.

No principal or interest payments on the surplus note have been made since issuance. Payments of principal and interest for the surplus note must be approved in advance by the Nebraska Department of Insurance and subject to the Company's surplus exceeding minimum capital thresholds.

15.RISK-BASED CAPITAL

Life and health insurance companies are subject to certain Risk-based Capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company has exceeded the minimum RBC requirements at December 31, 2025.

16.COMMITMENTS AND CONTINGENT LIABILITIES

Regulation and Compliance

The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
The Company is currently being examined by certain states for compliance with unclaimed property laws, premium tax filings and market conduct. It is possible that these examinations may result in additional payments to states and to changes in the Company’s practices and procedures, which could impact benefit payments, operating expenses and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.
The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. As of December 31, 2025 and December 31, 2024, the Company accrued $2.6 million and $4.1 million respectively, for guaranty fund assessments. As of December 31, 2025 and December 31, 2024, the Company had accrued $2.5 million and $3.4 million, respectively, for the related premium tax offset expected to be received. The period over which these assessments are expected to be paid varies. Premium tax offsets are realized on a straight-line basis over the period allowed by each individual state once the guaranty fund assessment has been paid. The Company did not recognize an impairment loss on the premium tax offsets in 2025, 2024 or 2023. The liabilities or assets related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were not material as of December 31, 2025 and 2024.
Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2025 ($’s in thousands):

	Guaranty fund assessment		Related assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
American Network Insurance Company	$14	$9	$13	$8
Penn Treaty Network America Insurance Company	$109	$49	$12	$2
50

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The discount rate applied as of December 31, 2025 was 4.25%.
The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2025 were as follows:

	Payables			Recoverables
Name of Insolvency	Number of jurisdictions	Range of years	Weighted average number of years	Number of jurisdictions	Range of years	Weighted average number of years
American Network Insurance Company	31	7-52	44	27	7-52	45
Penn Treaty Network America Insurance Company	5	35-47	46	4	35-41	8
Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2024 ($’s in thousands):

	Guaranty fund assessment		Related assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
American Network Insurance Company	$15	$9	$14	$8
Penn Treaty Network America Insurance Company	$114	$49	$17	$2
The discount rate applied as of December 31, 2024 was 4.25%.
The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2024 were as follows:

	Payables			Recoverables
Name of Insolvency	Number of jurisdictions	Range of years	Weighted average number of years	Number of jurisdictions	Range of years	Weighted average number of years
American Network Insurance Company	31	9-54	46	27	9-54	47
Penn Treaty Network America Insurance Company	5	37-49	47	4	37-43	8
Retained Assets

Effective April 1, 2014, the Company ceased offering Allstate Advantage Accounts (“Allstate Advantage”). Those retained asset accounts previously offered through the Allstate Advantage Account remain reinsured to Everlake, formerly ALIC. The Allstate Advantage accounts were offered to beneficiaries of certain life policies when the death benefit proceeds payable were $50,000 or greater, and for certain annuity contracts for proceeds of $10,000 or greater. The retained asset accounts are reported on a direct basis and fully reinsured. The Allstate Advantage accounts enabled beneficiaries to deposit benefit proceeds into an interest bearing checking account in the beneficiaries’ name at the Northern Trust Company. The beneficiaries may draw upon these funds at their discretion, including an immediate withdrawal of the funds in full. During 2025 and 2024, the Allstate Advantage accounts earned interest at an average interest rate of 0.25%. These accounts are not FDIC insured.

The Company also offers to beneficiaries of certain life policies the option to deposit proceeds into a deposit fund, which continues to credit interest in accordance with the terms of the original contract. The interest rate credited to these deposit funds ranged from 2.0% to 4.0% in 2025 and 2024, respectively.

The Company had the following amount and number of assets retained in deposit funds as of December 31, 2025 and 2024:

($'s in thousands)	December 31, 2025		December 31, 2024
	Number	Balance	Number	Balance
a. Up to and including 12 months	—	$—	—	$—
b. 13 to 24 months	—	—	1	403
c. 25 to 36 months	1	417	1	159
d. 37 to 48 months	1	131	4	409
e. 49 to 60 months	4	327	4	23
f. Over 60 months	17	4,294	18	4,417
g. Total	23	$5,169	28	$5,411
51

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

The activity in the Company’s assets retained in deposit funds for the years ended December 31, 2025, 2024 and 2023 was as follows:

	2025		2024		2023
($'s in thousands)	Individual		Individual		Individual
	Number	Balance	Number	Balance	Number	Balance
Number/balance of retained asset accounts, beginning of year	28	$5,412	31	$5,593	34	$6,947
Number/amount of retained asset accounts issued/added during the year	—	—	1	101	1	389
Investment earnings credited to retained asset accounts during the year	N/A	177	N/A	195	N/A	217
Fees and other charges assessed to retained asset accounts during the year	N/A	—	N/A	—	N/A	—
Number/amount of retained asset accounts transferred to state
unclaimed property funds during the year	—	—	—	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	(5)	(420)	(4)	(478)	(4)	(1,960)
Number/balance of retained asset accounts, end of year	23	$5,169	28	$5,411	31	$5,593
Leases

The Company leases office space under a non-cancellable operating lease agreement. The Company paid $0.2 million pursuant to this operating lease during each of the years ended December 31, 2025 and 2024.
The minimum aggregate rental commitments as of December 31, 2025 and 2024 were immaterial.
Unfunded commitments

The Company has commitments to provide additional capital contributions of $33.2 million and $18.3 million to joint ventures, partnerships and limited liability companies at December 31, 2025 and December 31, 2024, respectively. Refer to Note 4 for commitments to provide additional capital contributions related to mortgage loans.
Litigation and Other Matters

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company’s financial condition. Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position or results of operations.

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, information technology agreements, and service agreements.  The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

52

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
Pledged or Restricted Assets

The following were restricted assets (including pledged assets) as of December 31, 2025 ($’s in thousands):

Restricted Asset Category		Gross (Admitted & Nonadmitted) Restricted
		Current Year					6 Total From Prior Year	7 Increase / (Decrease) (5 minus 6)	Current Year
		1 Total General Account (G/A)	2 G/A Supporting Separate Account (S/A) Activity	3 Total S/A Restricted Assets	4 S/A Assets Supporting G/A Activity	5 Total (1 plus 3)			8 Total Nonadmitted Restricted	9 Total Admitted Restricted (5 minus 8)	10 Gross (Admitted & Nonadmitted) Restricted to Total Assets, %	11 Admitted Restricted to Total Admitted Assets, %
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	—%	—%
b.	Collateral held under security lending agreements	—	—	—	—	—	—	—	—	—	—%	—%
c.	Subject to repurchase agreements	211,600	—	—	—	211,600	1,144,834	(933,234)	—	211,600	2.076%	2.109%
d.	Subject to reverse repurchase agreement	—	—	—	—	—	—	—	—	—	—%	—%
e.	Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—	—%	—%
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—%	—%
g.	Placed under option contracts	—	—	—	—	—	—	—	—	—	—%	—%
h.	Letter stock or securities restricted as to sale -- excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	—%	—%
i.	FHLB capital stock	20,419	—	—	—	20,419	26,702	(6,283)	—	20,419	0.200%	0.204%
j.	On deposit with states	7,797	—	—	—	7,797	7,811	(14)	—	7,797	0.076%	0.078%
k.	On deposit with other regulatory bodies	594	—	—	—	594	594	—	—	594	0.006%	0.006%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	1,383,823	—	—	—	1,383,823	1,661,953	(278,130)	—	1,383,823	13.577%	13.793%
m.	Pledged as collateral not captured in other categories	1,110	—	—	—	1,110	80	1,030	—	1,110	0.011%	0.011%
n.	Other restricted assets	—	—	—	—	—	—	—	—	—	—%	—%
o.	Collateral assets received and on balance sheet	—	—	—	—	—	—	—	—	—	—%	—%
p.	Assets held under modco reinsurance agreements	—	—	—	—	—	—	—	—	—	—%	—%
q.	Assets held under funds withheld reinsurance agreements**	4,422,545	—	—	—	4,422,545	—	4,422,545	—	4,422,545	43.391%	44.081%
r.	Total restricted assets (Sum of a through q)	$6,047,888	$—	$—	$—	$6,047,888	$2,841,974	$3,205,914	$—	$6,047,887	59.337%	60.282%

**The book adjusted carrying value (BACV) of assets held under funds withheld reinsurance agreements include $4.0 billion of bonds, $0.1 billion of mortgage loans, $0.1 billion of cash, cash equivalents, and short-term investments, and $0.2 billion of other invested and other assets. None of the assets held under funds withheld reinsurance agreements are investments in related parties or affiliates.

The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2025 ($’s in thousands):

Description of Assets	Gross (Admitted and Nonadmitted) Restricted							8	Percentage
	Current Year					6	7
	1	2	3	4	5	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	9	10
	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)				Gross (Admitted and Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives collateral	$1,110	$—	$—	$—	$1,110	$80	$1,030	$1,110	0.0%	0.0%

Total	$1,110	$—	$—	$—	$1,110	$80	$1,030	$1,110	0.0%	0.0%

(a) subset of column 1
(b) subset of column 3

53

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The following were restricted assets (including pledged assets) as of December 31, 2024 ($’s in thousands):

Restricted Asset Category		Gross (Admitted & Nonadmitted) Restricted							Current Year
		Current Year					6 Total From Prior Year	7 Increase / (Decrease) (5 minus 6)	8 Total Nonadmitted Restricted	9 Total Admitted Restricted (5 minus 8)	Percentage
		1	2	3	4	5					10	11
		Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)					Gross (Admitted & Nonadmitted) Restricted to Total Assets (c)	Admitted Restricted to Total Admitted Assets (d)
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
b.	Collateral held under security lending agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
c.	Subject to repurchase agreements	1,144,834	—	—	—	1,144,834	1,188,356	(43,522)	—	1,144,834	10.0%	10.2%
d.	Subject to reverse repurchase agreement	—	—	—	—	—	—	—	—	—	0.0%	0.0%
e.	Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
g.	Placed under option contracts	—	—	—	—	—	—	—	—	—	0.0%	0.0%
h.	Letter stock or securities restricted as to sale -- excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0%	0.0%
i.	FHLB capital stock	26,702	—	—	—	26,702	29,890	(3,188)	—	26,702	0.2%	0.2%
j.	On deposit with states	7,811	—	—	—	7,811	7,823	(13)	—	7,811	0.1%	0.1%
k.	On deposit with other regulatory bodies	594	—	—	—	594	595	—	—	594	0.0%	0.0%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	1,661,953	—	—	—	1,661,953	1,840,620	(178,667)	—	1,661,953	14.6%	14.8%
m.	Pledged as collateral not captured in other categories	80	—	—	—	80	840	(760)	—	80	0.0%	0.0%
n.	Other restricted assets	—	—	—	—	—	—	—	—	—	0.0%	0.0%
o.	Total Restricted Assets	$2,841,974	$—	$—	$—	$2,841,974	$3,068,124	$(226,150)	$—	$2,841,974	24.9%	25.3%

	(a) subset of column 1						(c) Column 5 divided by Asset Page, Column 1, Line 28
	(b) subset of column 3						(d) Column 9 divided by Asset Page, Column 3, Line 28

The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2024 ($’s in thousands):

Description of Assets	Gross (Admitted and Nonadmitted) Restricted							8	Percentage
	Current Year					6	7
	1	2	3	4	5	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	9	10
	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)				Gross (Admitted and Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives collateral	$80	$—	$—	$—	$80	$840	$(760)	$80	0.0%	0.0%

Total	$80	$—	$—	$—	$80	$840	$(760)	$80	0.0%	0.0%

(a) subset of column 1
(b) subset of column 3

54

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
17.DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS
The aggregate amount of direct premiums written/produced by managing general agents (“MGA”)/third party administrators (“TPA”) was $605.3 million, $656.2 million, and $691.4 million for the years ended December 31, 2025, 2024 and 2023, which exceeded 5% of the Company’s surplus for each year. All direct premiums written/produced by MGA/TPA were ceded to Everlake, formerly ALIC, or other external reinsurers. Information for each MGA/TPA was as follows:

($'s in thousands)					2025	2024	2023
Name of MGA/TPA	FEIN Number	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/Produced	Total Direct Premiums Written/Produced	Total Direct Premiums Written/Produced
Everlake Life Insurance Company	36-2554642	No	Individual life, group life,	U, C, CA, P, R	$556,477	$604,850	$637,614
3075 Sanders Road			variable life, variable annuities,
Northbrook, IL 60062			group annuities

LifeCare Assurance Company	86-0388413	No	Long-term care,	U, C, CA, P, R	48,847	51,325	53,803
6400 Canoga Avenue, Suite 100			home health care
Woodland Hills, CA 91365

					$605,324	$656,175	$691,417

* C – Claims payment
CA – Claims adjustment
R – Reinsurance ceding
P – Premium collection
U – Underwriting

18. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations, net of reinsurance, at December 31, 2025 and 2024 were as follows:

($'s in thousands)	December 31, 2025		December 31, 2024
	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$359	$344	$389	$363
Ordinary renewal	67,575	67,661	53,618	53,588
Group life	(63,642)	(63,640)	(59,223)	(59,235)
Individual annuities	(17,136)	(17,136)	(5,882)	(5,882)
Total	$(12,844)	$(12,771)	$(11,098)	$(11,166)

19. FEDERAL HOME LOAN BANK AGREEMENTS

Through its FHLB membership, the Company has used proceeds received from the issuance of funding agreements to improve the risk profile on its retained deferred annuities and on its universal life secondary guarantee products which are ultimately reinsured with Lancaster Re.

The amount of FHLB capital stock held as of December 31, 2025 and 2024 was as follows:

($'s in thousands)	December 31, 2025	December 31, 2024
Membership Stock – Class B	$1,949	$2,329
Activity Stock	16,614	21,322
Excess Stock	1,856	3,051
Total	$20,419	$26,702

None of the Company’s membership stock held as of December 31, 2025 was eligible for redemption.

The Company reported aggregate funding agreements and deposit liabilities of $890.0 million and $1,071.9 million as of December 31, 2025 and 2024, respectively. Related accrued interest expense amounted to $2.6 million and $2.8 million as of December 31, 2025 and 2024, respectively. These funding agreements are not subject to any prepayment obligations. The Company’s maximum aggregate borrowings from the FHLB at any time during the years ended December 31, 2025 and 2024 were $1,071.9 million and $1,262.0 million, respectively. The Company has determined that the actual or estimated maximum
55

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
borrowing capacity as of December 31, 2025 and 2024 based on FHLB of Chicago regulatory and/or FHLB specific borrowing limits was $2,087.4 million and $3,293.4 million, respectively.

The carrying value and fair value of collateral pledged as of December 31, 2025 and 2024 were as follows ($’s in thousands):

	December 31, 2025	December 31, 2024
Carrying Value	$1,383,823	$1,661,953
Fair Value	1,117,841	1,339,541

The carrying value and fair value of the maximum amounts of collateral pledged during the years ended December 31, 2025 and 2024 were as follows ($’s in thousands):

	December 31, 2025	December 31, 2024
Carrying Value	$1,661,313	$1,865,586
Fair Value	1,356,654	1,555,215

20. COMPANY OWNED LIFE INSURANCE

The Company reported $212.4 million related to Insurance Company Owned Life Insurance (ICOLI) related to certain key individuals throughout the Company.

(Amounts in thousands, except percentages)	Aggregate Cash Surrender Value	Percentage
Bonds	$4,095	1.93%
Stocks	—	—%
Mortgage Loans	—	—%
Real Estate	—	—%
Cash and Short-Term Investments	2,517	1.18%
Derivatives	—	—%
Other Invested Assets	205,826	96.89%

Amount of admitted balance that could be realized from an investment vehicle	$212,438	100.00%

21. SUBSEQUENT EVENTS

Effective December 31, 2025, the Company recorded a $60.0 million capital contribution receivable from Kuvare. The receivable is disclosed as part of "Deferred premium and other assets, net" on the Statement of Admitted Assets, Liabilities, and Capital Stock and Surplus with settlement occurring on February 27, 2026. Additionally, effective December 31, 2025, the Company recorded a payable to its subsidiary, Lancaster Re, for an $18.0 million capital contribution. The payable is disclosed as part of "Other liabilities" on the Statement of Admitted Assets, Liabilities, and Capital Stock and Surplus with settlement occurring on February 27, 2026.

Effective December 31, 2025, the Company recognized $7.4 million in additional collateral from its affiliate, KBR, which was settled on February 11, 2026.

*****

56